UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-10263

GuideStone Funds

(Exact name of registrant as specified in charter)

2401 Cedar Springs Road Dallas, TX	75201-1407
(Address of principal executive offices)	(Zip code)

Rodney R. Miller, Esq.

GuideStone Financial Resources of the Southern Baptist Convention

2401 Cedar Springs Road

Dallas, TX 75201-1407

(Name and address of agent for service)

Registrant’s telephone number, including area code: 214-720-2142

Date of fiscal year end: December 31

Date of reporting period: September 30, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

MyDestination 2005 Fund
SCHEDULE OF INVESTMENTS	September 30, 2007 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS — 85.4%
GuideStone Money Market Fund (GS4 Class)¥	1,353,625	$1,353,625
GuideStone Low-Duration Bond Fund (GS4 Class)¥	566,043	7,239,689
GuideStone Medium-Duration Bond Fund (GS4 Class)¥	604,660	8,168,952
GuideStone Extended-Duration Bond Fund (GS4 Class)¥	56,322	839,754
GuideStone Global Bond Fund (GS4 Class)¥	141,294	1,446,849
GuideStone Equity Index Fund (GS4 Class)¥	73,978	1,534,314
GuideStone Real Estate Securities Fund (GS4 Class)¥	196,503	2,363,933
GuideStone Value Equity Fund (GS4 Class)¥	357,496	6,964,021
GuideStone Growth Equity Fund (GS4 Class)¥	346,852	6,968,251
GuideStone Small Cap Equity Fund (GS4 Class)¥	114,548	1,940,451
GuideStone International Equity Fund (GS4 Class)¥	279,745	6,095,652

Total Affiliated Mutual Funds
(Cost $43,838,049)		44,915,491

EXCHANGE TRADED FUND — 14.7%
iShares Lehman Treasury Inflation Protected Securities Fund
(Cost $7,544,420)	75,461	7,706,077

	Par
U.S. TREASURY OBLIGATIONS — 1.6%
U.S. Treasury Bills
3.95%, 01/17/08‡‡	$30,000	29,664
4.18%, 01/17/08‡‡	5,000	4,944
4.83%, 01/17/08‡‡	40,000	39,553

		74,161

U.S. Treasury Note
4.00%, 11/15/12	780,000	773,664

Total U.S. Treasury Obligations
(Cost $845,795)		847,825

TOTAL INVESTMENTS — 101.7%
(Cost $52,228,264)		53,469,393
Liabilities in Excess of Other Assets — (1.7)%		(870,179)

NET ASSETS — 100.0%		$52,599,214

1	See Notes to Schedules of Investments.

MyDestination 2015 Fund
SCHEDULE OF INVESTMENTS	September 30, 2007 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS — 91.8%
GuideStone Money Market Fund (GS4 Class)¥	2,685,152	$2,685,152
GuideStone Low-Duration Bond Fund (GS4 Class)¥	690,348	8,829,549
GuideStone Medium-Duration Bond Fund (GS4 Class)¥	1,124,591	15,193,230
GuideStone Extended-Duration Bond Fund (GS4 Class)¥	409,779	6,109,806
GuideStone Global Bond Fund (GS4 Class)¥	745,479	7,633,704
GuideStone Equity Index Fund (GS4 Class)¥	223,859	4,642,837
GuideStone Real Estate Securities Fund (GS4 Class) ¥	723,723	8,706,394
GuideStone Value Equity Fund (GS4 Class)¥	1,365,628	26,602,443
GuideStone Growth Equity Fund (GS4 Class)¥	1,332,193	26,763,755
GuideStone Small Cap Equity Fund (GS4 Class)¥	405,763	6,873,633
GuideStone International Equity Fund (GS4 Class)¥	973,882	21,220,878

Total Affiliated Mutual Funds
(Cost $131,710,478)		135,261,381

EXCHANGE TRADED FUND — 7.5%
iShares Lehman Treasury Inflation Protected Securities Fund
(Cost $10,872,651)	108,890	11,119,847

	Par
U.S. TREASURY OBLIGATIONS — 0.8%
U.S. Treasury Bills
4.18%, 01/17/08‡‡	$30,000	29,665
4.62%, 01/17/08‡‡	35,000	34,609
4.76%, 01/17/08‡‡	30,000	29,664
4.83%, 01/17/08‡‡	40,000	39,553

		133,491

U.S. Treasury Note
4.25%, 08/15/13	975,000	974,314

Total U.S. Treasury Obligations
(Cost $1,108,945)		1,107,805

TOTAL INVESTMENTS — 100.1%
(Cost $143,692,074)		147,489,033
Liabilities in Excess of Other Assets — (0.1)%		(220,050)

NET ASSETS — 100.0%		$147,268,983

See Notes to Schedules of Investments.	2

MyDestination 2025 Fund
SCHEDULE OF INVESTMENTS	September 30, 2007 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS — 100.1%
GuideStone Money Market Fund (GS4 Class)¥	2,006,650	$2,006,650
GuideStone Medium-Duration Bond Fund (GS4 Class)¥	382,569	5,168,513
GuideStone Extended-Duration Bond Fund (GS4 Class)¥	347,217	5,177,009
GuideStone Global Bond Fund (GS4 Class)¥	653,745	6,694,347
GuideStone Equity Index Fund (GS4 Class)¥	171,155	3,549,749
GuideStone Real Estate Securities Fund (GS4 Class)¥	517,363	6,223,875
GuideStone Value Equity Fund (GS4 Class)¥	947,611	18,459,472
GuideStone Growth Equity Fund (GS4 Class)¥	919,676	18,476,290
GuideStone Small Cap Equity Fund (GS4 Class)¥	371,628	6,295,375
GuideStone International Equity Fund (GS4 Class)¥	870,577	18,969,864

Total Affiliated Mutual Funds
(Cost $88,671,308)		91,021,144

	Par
U.S. TREASURY OBLIGATIONS — 0.5%
U.S. Treasury Bills
4.18%, 01/17/08‡‡	$5,000	4,944
4.77%, 01/17/08‡‡	30,000	29,664
4.83%, 01/17/08‡‡	40,000	39,553

		74,161

U.S. Treasury Note
4.25%, 08/15/15	345,000	340,095

Total U.S. Treasury Obligations
(Cost $415,518)		414,256

TOTAL INVESTMENTS — 100.6%
(Cost $89,086,826)		91,435,400
Liabilities in Excess of Other Assets — (0.6)%		(587,799)

NET ASSETS — 100.0%		$90,847,601

3	See Notes to Schedules of Investments.

MyDestination 2035 Fund
SCHEDULE OF INVESTMENTS	September 30, 2007 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS — 99.6%
GuideStone Money Market Fund (GS4 Class)¥	717,210	$717,210
GuideStone Medium-Duration Bond Fund (GS4 Class)¥	25,700	347,203
GuideStone Extended-Duration Bond Fund (GS4 Class)¥	23,396	348,827
GuideStone Global Bond Fund (GS4 Class)¥	111,060	1,137,250
GuideStone Equity Index Fund (GS4 Class)¥	63,418	1,315,279
GuideStone Real Estate Securities Fund (GS4 Class)¥	186,696	2,245,950
GuideStone Value Equity Fund (GS4 Class)¥	352,749	6,871,560
GuideStone Growth Equity Fund (GS4 Class)¥	342,234	6,875,471
GuideStone Small Cap Equity Fund (GS4 Class)¥	159,485	2,701,679
GuideStone International Equity Fund (GS4 Class)¥	346,817	7,557,140

Total Affiliated Mutual Funds
(Cost $29,101,614)		30,117,569

	Par
U.S. TREASURY OBLIGATIONS — 0.3%
U.S. Treasury Bills
4.18%, 01/17/08‡‡	$5,000	4,944
4.83%, 01/17/08‡‡	40,000	39,553

		44,497

U.S. Treasury Note
4.25%, 11/15/14	32,000	31,702

Total U.S. Treasury Obligations
(Cost $76,077)		76,199

TOTAL INVESTMENTS — 99.9%
(Cost $29,177,691)		30,193,768
Other Assets in Excess of Liabilities — 0.1%		15,178

NET ASSETS — 100.0%		$30,208,946

See Notes to Schedules of Investments.	4

MyDestination 2045 Fund
SCHEDULE OF INVESTMENTS	September 30, 2007 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS — 99.5%
GuideStone Money Market Fund (GS4 Class)¥	422,183	$422,183
GuideStone Equity Index Fund (GS4 Class)¥	23,672	490,950
GuideStone Real Estate Securities Fund (GS4 Class)¥	82,291	989,956
GuideStone Value Equity Fund (GS4 Class)¥	121,091	2,358,848
GuideStone Growth Equity Fund (GS4 Class)¥	117,477	2,360,121
GuideStone Small Cap Equity Fund (GS4 Class)¥	57,943	981,552
GuideStone International Equity Fund (GS4 Class)¥	124,034	2,702,703

Total Affiliated Mutual Funds
(Cost $9,861,928)		10,306,313

	Par
U.S. TREASURY OBLIGATION — 0.4%
U.S. Treasury Bill
4.65%, 01/17/08‡‡
(Cost $39,421)	$40,000	39,553

TOTAL INVESTMENTS — 99.9%
(Cost $9,901,349)		10,345,866
Other Assets in Excess of Liabilities — 0.1%		6,136

NET ASSETS — 100.0%		$10,352,002

5	See Notes to Schedules of Investments.

Flexible Income Fund
SCHEDULE OF INVESTMENTS	September 30, 2007 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS — 98.7%
GuideStone Money Market Fund (GS4 Class)¥	2,566,027	$2,566,027
GuideStone Low-Duration Bond Fund (GS4 Class)¥	18,236,979	233,250,956
GuideStone Equity Index Fund (GS4 Class)¥	260,117	5,394,828
GuideStone Value Equity Fund (GS4 Class)¥	1,230,968	23,979,250
GuideStone Growth Equity Fund (GS4 Class)¥	1,257,426	25,261,684
GuideStone Small Cap Equity Fund (GS4 Class)¥	361,511	6,124,000
GuideStone International Equity Fund (GS4 Class)¥	908,329	19,792,493

Total Affiliated Mutual Funds
(Cost $268,356,289)		316,369,238

	Par
U.S. TREASURY OBLIGATIONS — 1.3%
U.S. Treasury Bill
4.65%, 01/17/08‡‡	$70,000	69,217
U.S. Treasury Note
5.50%, 05/15/09	3,825,000	3,917,936

Total U.S. Treasury Obligations
(Cost $3,957,899)		3,987,153

TOTAL INVESTMENTS — 100.0%
(Cost $272,314,188)		320,356,391
Other Assets in Excess of Liabilities — 0.0%		60,796

NET ASSETS — 100.0%		$320,417,187

See Notes to Schedules of Investments.	6

Growth & Income Fund
SCHEDULE OF INVESTMENTS	September 30, 2007 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS — 99.4%
GuideStone Money Market Fund (GS4 Class)¥	10,791,917	$10,791,917
GuideStone Low-Duration Bond Fund (GS4 Class)¥	15,503,901	198,294,896
GuideStone Medium-Duration Bond Fund (GS4 Class)¥	24,580,666	332,084,803
GuideStone Extended-Duration Bond Fund (GS4 Class)¥	9,109,105	135,816,755
GuideStone Equity Index Fund (GS4 Class)¥	2,200,597	45,640,384
GuideStone Value Equity Fund (GS4 Class)¥	10,208,050	198,852,823
GuideStone Growth Equity Fund (GS4 Class)¥	10,481,469	210,572,711
GuideStone Small Cap Equity Fund (GS4 Class)¥	2,957,231	50,095,501
GuideStone International Equity Fund (GS4 Class)¥	8,391,419	182,849,028

Total Affiliated Mutual Funds
(Cost $1,114,389,361)		1,364,998,818

	Par
U.S. TREASURY OBLIGATIONS — 0.6%
U.S. Treasury Bill
4.65%, 01/17/08‡‡	$600,000	593,291
U.S. Treasury Note
4.38%, 08/15/12	7,625,000	7,698,871

Total U.S. Treasury Obligations
(Cost $8,162,314)		8,292,162

TOTAL INVESTMENTS — 100.0%
(Cost $1,122,551,675)		1,373,290,980
Liabilities in Excess of Other Assets — 0.0%		(72,805)

NET ASSETS — 100.0%		$1,373,218,175

7	See Notes to Schedules of Investments.

Capital Opportunities Fund
SCHEDULE OF INVESTMENTS	September 30, 2007 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS — 99.7%
GuideStone Money Market Fund (GS4 Class)¥	11,531,204	$11,531,204
GuideStone Low-Duration Bond Fund (GS4 Class)¥	6,328,580	80,942,544
GuideStone Medium-Duration Bond Fund (GS4 Class)¥	10,067,231	136,008,290
GuideStone Extended-Duration Bond Fund (GS4 Class)¥	3,690,642	55,027,468
GuideStone Equity Index Fund (GS4 Class)¥	2,734,754	56,718,804
GuideStone Value Equity Fund (GS4 Class)¥	12,744,737	248,267,478
GuideStone Growth Equity Fund (GS4 Class)¥	12,870,569	258,569,730
GuideStone Small Cap Equity Fund (GS4 Class)¥	3,683,848	62,404,383
GuideStone International Equity Fund (GS4 Class)¥	9,951,231	216,837,329

Total Affiliated Mutual Funds
(Cost $862,774,098)		1,126,307,230

	Par
U.S. TREASURY OBLIGATIONS — 0.3%
U.S. Treasury Bill
4.65%, 01/17/08‡‡	$730,000	721,838
U.S. Treasury Note
4.38%, 08/15/12	2,975,000	3,003,822

Total U.S. Treasury Obligations
(Cost $3,678,847)		3,725,660

TOTAL INVESTMENTS — 100.0%
(Cost $866,452,945)		1,130,032,890
Liabilities in Excess of Other Assets — 0.0%		(54,054)

NET ASSETS — 100.0%		$1,129,978,836

See Notes to Schedules of Investments.	8

Global Equity Fund
SCHEDULE OF INVESTMENTS	September 30, 2007 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS — 99.9%
GuideStone Money Market Fund (GS4 Class)¥	13,276,742	$13,276,742
GuideStone Equity Index Fund (GS4 Class)¥	3,381,232	70,126,750
GuideStone Value Equity Fund (GS4 Class)¥	15,779,800	307,390,512
GuideStone Growth Equity Fund (GS4 Class)¥	15,912,029	319,672,657
GuideStone Small Cap Equity Fund (GS4 Class)¥	4,576,480	77,525,578
GuideStone International Equity Fund (GS4 Class)¥	12,259,993	267,145,244

Total Affiliated Mutual Funds
(Cost $751,980,160)		1,055,137,483

	Par
U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bill
4.65%, 01/17/08‡‡
(Cost $749,398)	$760,000	751,502

TOTAL INVESTMENTS — 100.0%
(Cost $752,729,558)		1,055,888,985
Liabilities in Excess of Other Assets — 0.0%		(64,983)

NET ASSETS — 100.0%		$1,055,824,002

9	See Notes to Schedules of Investments.

Flexible Income Fund I
SCHEDULE OF INVESTMENTS	September 30, 2007 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS — 98.8%
GuideStone Money Market Fund (GS2 Class)¥	565,414	$565,414
GuideStone Low-Duration Bond Fund (GS2 Class)¥	5,550,574	49,344,605
GuideStone Equity Index Fund (GS2 Class)¥	95,575	1,140,210
GuideStone Value Equity Fund (GS2 Class)¥	460,557	5,070,730
GuideStone Growth Equity Fund (GS2 Class)¥	420,197	5,340,705
GuideStone Small Cap Equity Fund (GS2 Class)¥	107,644	1,293,878
GuideStone International Equity Fund (GS2 Class)¥	231,583	4,182,384

Total Affiliated Mutual Funds
(Cost $67,158,581)		66,937,926

	Par
U.S. TREASURY OBLIGATIONS — 1.2%
U.S. Treasury Bill
4.65%, 01/17/08‡‡	$20,000	19,776
U.S. Treasury Note
5.50%, 05/15/09	795,000	814,316

Total U.S. Treasury Obligations
(Cost $831,436)		834,092

TOTAL INVESTMENTS — 100.0%
(Cost $67,990,017)		67,772,018
Other Assets in Excess of Liabilities — 0.0%		3,625

NET ASSETS — 100.0%		$67,775,643

See Notes to Schedules of Investments.	10

Growth & Income Fund I
SCHEDULE OF INVESTMENTS	September 30, 2007 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS — 99.2%
GuideStone Money Market Fund (GS2 Class)¥	4,114,805	$4,114,805
GuideStone Low-Duration Bond Fund (GS2 Class)¥	5,685,127	50,540,780
GuideStone Medium-Duration Bond Fund (GS2 Class)¥	10,054,998	84,663,085
GuideStone Extended-Duration Bond Fund (GS2 Class)¥	4,376,120	34,615,106
GuideStone Equity Index Fund (GS2 Class)¥	974,203	11,622,245
GuideStone Value Equity Fund (GS2 Class)¥	4,601,454	50,662,003
GuideStone Growth Equity Fund (GS2 Class)¥	4,222,861	53,672,564
GuideStone Small Cap Equity Fund (GS2 Class)¥	1,062,444	12,770,578
GuideStone International Equity Fund (GS2 Class)¥	2,580,160	46,597,683

Total Affiliated Mutual Funds
(Cost $335,206,355)		349,258,849

	Par
U.S. TREASURY OBLIGATIONS — 0.8%
U.S. Treasury Bill
4.65%, 01/17/08‡‡	$210,000	207,652
U.S. Treasury Note
4.38%, 08/15/12	2,575,000	2,599,947

Total U.S. Treasury Obligations
(Cost $2,747,929)		2,807,599

TOTAL INVESTMENTS — 100.0%
(Cost $337,954,284)		352,066,448
Liabilities in Excess of Other Assets — 0.0%		(38,180)

NET ASSETS — 100.0%		$352,028,268

11	See Notes to Schedules of Investments.

Capital Opportunities Fund I
SCHEDULE OF INVESTMENTS	September 30, 2007 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS — 99.6%
GuideStone Money Market Fund (GS2 Class)¥	3,745,045	$3,745,045
GuideStone Low-Duration Bond Fund (GS2 Class)¥	2,029,080	18,038,518
GuideStone Medium-Duration Bond Fund (GS2 Class)¥	3,602,181	30,330,361
GuideStone Extended-Duration Bond Fund (GS2 Class)¥	1,548,473	12,248,421
GuideStone Equity Index Fund (GS2 Class)¥	1,058,879	12,632,421
GuideStone Value Equity Fund (GS2 Class)¥	5,022,585	55,298,657
GuideStone Growth Equity Fund (GS2 Class)¥	4,530,305	57,580,177
GuideStone Small Cap Equity Fund (GS2 Class)¥	1,157,153	13,908,979
GuideStone International Equity Fund (GS2 Class)¥	2,673,322	48,280,190

Total Affiliated Mutual Funds
(Cost $228,229,752)		252,062,769

	Par
U.S. TREASURY OBLIGATIONS — 0.4%
U.S. Treasury Bill
4.65%, 01/17/08‡‡	$180,000	177,988
U.S. Treasury Note
4.38%, 08/15/12	800,000	807,750

Total U.S. Treasury Obligations
(Cost $966,404)		985,738

TOTAL INVESTMENTS — 100.0%
(Cost $229,196,156)		253,048,507
Liabilities in Excess of Other Assets — 0.0%		(37,114)

NET ASSETS — 100.0%		$253,011,393

See Notes to Schedules of Investments.	12

Global Equity Fund I
SCHEDULE OF INVESTMENTS	September 30, 2007 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS — 99.9%
GuideStone Money Market Fund (GS2 Class)¥	3,080,706	$3,080,706
GuideStone Equity Index Fund (GS2 Class)¥	1,132,519	13,510,952
GuideStone Value Equity Fund (GS2 Class)¥	5,379,800	59,231,600
GuideStone Growth Equity Fund (GS2 Class)¥	4,845,053	61,580,627
GuideStone Small Cap Equity Fund (GS2 Class)¥	1,243,492	14,946,774
GuideStone International Equity Fund (GS2 Class)¥	2,849,320	51,458,720

Total Affiliated Mutual Funds
(Cost $179,032,495)		203,809,379

	Par
U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bill
4.65%, 01/17/08‡‡
(Cost $138,047)	$140,000	138,435

TOTAL INVESTMENTS — 100.0%
(Cost $179,170,542)		203,947,814
Liabilities in Excess of Other Assets — 0.0%		(32,773)

NET ASSETS — 100.0%		$203,915,041

13	See Notes to Schedules of Investments.

Money Market Fund
SCHEDULE OF INVESTMENTS	September 30, 2007 (Unaudited)

	Par	Value
CERTIFICATES OF DEPOSIT — 23.5%
Bank of Nova Scotia NY
5.67%, 10/03/07†	$20,000,000	$19,993,976
Barclays Bank PLC NY
5.27%, 10/02/07	8,500,000	8,500,000
BNP Paribas NY
5.33%, 11/30/07	15,000,000	15,000,000
Calyon NY
5.67%, 10/02/07†	25,000,000	24,996,229
Canadian Imperial Bank of Commerce NY
5.09%, 04/01/08	4,000,000	4,000,000
First Tennessee Bank NA
5.32%, 10/23/07	40,000,000	40,000,000
Fortis Bank SA NY
5.30%, 02/11/08	13,290,000	13,290,000
Harris NA
5.30%, 11/13/07	25,000,000	25,000,000
HBOS Treasury Services PLC NY
5.27%, 10/03/07	23,000,000	23,000,000
Mizuho Corporate Bank NY
5.73%, 10/02/07	8,000,000	8,000,000
Nordea Bank Finland PLC NY
5.64%, 12/06/07	50,000,000	50,000,000
Royal Bank of Scotland PLC NY
5.70%, 12/07/07	5,500,000	5,500,000
Skandinaviska Enskilda Banken AB NY
5.66%, 12/07/07	10,000,000	10,000,000
Wachovia Bank NA
5.32%, 02/06/08	24,000,000	24,000,000

Total Certificates of Deposit
(Cost $271,280,205)		271,280,205

COMMERCIAL PAPER — 55.7%
Aegon Funding Corporation
5.25%, 10/25/07	35,000,000	34,877,500
American Honda Finance Corporation
5.28%, 11/19/07	30,000,000	29,784,400
BASF AG
5.25%, 10/02/07	11,000,000	10,998,396
4.78%, 11/06/07	40,000,000	39,808,800
Beethoven Funding Corporation
5.26%, 10/04/07	5,000,000	4,997,808
Chariot Funding LLC
6.08%, 10/23/07	35,000,000	34,869,956
5.80%, 11/26/07	15,000,000	14,864,667
Ciesco LLC
5.25%, 10/10/07	3,500,000	3,495,406
Citigroup Funding, Inc.
5.25%, 10/04/07	3,000,000	2,998,688
5.18%, 11/14/07	5,000,000	4,968,375
5.19%, 11/26/07	6,000,000	5,951,560
Concord Minutemen Capital Co., LLC
5.27%, 10/12/07	4,950,000	4,942,029
CRC Funding LLC
6.00%, 11/19/07	25,000,000	24,795,833
Crown Point Capital Co., LLC
5.25%, 10/18/07	14,050,000	14,015,168
Edison Asset Securitization LLC
5.13%, 01/30/08	8,000,000	7,862,194
Fairway Finance LLC
5.25%, 10/15/07	10,000,000	9,979,583
General Electric Capital Corporation
5.17%, 03/07/08	12,000,000	11,727,713
Govco LLC
6.00%, 12/07/07	25,000,000	24,720,833
Grampian Funding LLC
5.19%, 11/19/07	12,000,000	11,915,312
Greenwich Capital Holdings, Inc.
5.44%, 11/15/07	10,000,000	9,932,000
5.17%, 12/05/07	20,000,000	19,813,306
Irish Life & Permanent PLC
5.25%, 10/03/07	30,000,000	29,991,250
5.25%, 10/12/07	24,000,000	23,961,500
Lexington Parker Capital
6.07%, 11/16/07	42,000,000	41,674,243
MetLife, Inc.
4.78%, 10/29/07	10,000,000	9,962,822
5.02%, 11/14/07	35,000,000	34,785,256
Morgan Stanley
5.32%, 10/01/07†	25,000,000	25,000,000
Nestle Capital Corporation
5.19%, 10/26/07	28,000,000	27,899,083
Park Avenue Receivables Corporation
6.10%, 12/14/07	21,000,000	20,736,683
Scaldis Capital LLC
6.11%, 12/17/07	5,000,000	4,934,657
Societe Generale North America, Inc.
5.47%, 10/09/07	13,000,000	12,984,198
5.10%, 11/01/07	7,000,000	6,969,258
5.13%, 02/05/08	25,000,000	24,547,563
Swedbank Hypotek AB
5.25%, 10/12/07	20,000,000	19,967,917
Thames Asset Global Securitization, Inc.
5.25%, 10/17/07	11,000,000	10,974,333
UBS Finance Delaware LLC
5.13%, 10/02/07	13,000,000	12,998,148
5.34%, 03/12/08	3,000,000	2,927,465
UniCredito Italiano Bank Ireland PLC
5.26%, 02/13/08	4,000,000	3,921,100

Total Commercial Paper
(Cost $641,555,003)		641,555,003

MASTER NOTES — 3.2%
Citigroup Global Markets, Inc.
5.35%, 10/01/07†	15,000,000	15,000,000
Goldman Sachs Group, Inc.
5.19%, 10/24/07†@	21,150,000	21,150,000

Total Master Notes
(Cost $36,150,000)		36,150,000

See Notes to Schedules of Investments.	14

Money Market Fund

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
TIME DEPOSITS — 6.9%
Manufacturers and Traders Trust Co.
5.22%, 10/01/07	$50,000,000	$50,000,000
Regions Bank
4.94%, 10/01/07	29,300,000	29,300,000

Total Time Deposits
(Cost $79,300,000)		79,300,000

VARIABLE RATE OBLIGATIONS — 11.1%
Allstate Life Global Funding II
5.16%, 10/29/07 144A†	20,000,000	20,000,000
American Express Bank UT FSB
6.00%, 10/10/07†	10,000,000	10,000,000
CC USA, Inc.
5.35%, 10/04/07 144A†	24,000,000	24,002,334
Cullinan Finance Corporation
5.11%, 10/25/07 144A†	7,040,000	7,039,484
Dorada Finance, Inc.
5.20%, 12/26/07 144A†	8,300,000	8,300,528
General Electric Capital Corporation
5.88%, 10/17/07†	2,240,000	2,240,055
5.16%, 10/24/07†	5,500,000	5,500,000
Metropolitan Life Global Funding I
5.24%, 10/29/07 144A†	10,000,000	10,000,000
Park Street Properties I LLC
5.13%, 10/03/07†	450,000	450,000
Principal Life Income Funding Trusts
5.75%, 12/07/07†	6,400,000	6,400,700
Racers
5.19%, 10/22/07 144A†	8,600,000	8,600,000
Sedna Finance, Inc.
5.32%, 12/29/07 144A†	6,000,000	5,999,569
Shipley Group LP
5.18%, 10/04/07†	1,300,000	1,300,000
Skandinaviska Enskilda Banken AB
5.70%, 12/10/07 144A†	10,000,000	10,000,000
Westpac Banking Corporation
5.79%, 12/11/07†	8,250,000	8,250,000

Total Variable Rate Obligations
(Cost $128,082,670)		128,082,670

TOTAL INVESTMENTS — 100.4%
(Cost $1,156,367,878)		1,156,367,878
Liabilities in Excess of Other Assets — (0.4)%		(4,323,650)

NET ASSETS — 100.0%		$1,152,044,228

15	See Notes to Schedules of Investments.

Low-Duration Bond Fund
SCHEDULE OF INVESTMENTS	September 30, 2007 (Unaudited)

	Par	Value
AGENCY OBLIGATIONS — 1.7%
Federal National Mortgage Association
4.38%, 09/13/10	$12,390,000	$12,367,970
Small Business Administration
6.95%, 11/10/16	937,746	966,924

Total Agency Obligations
(Cost $13,285,496)		13,334,894

ASSET-BACKED SECURITIES — 12.2%
Accredited Mortgage Loan Trust
5.37%, 02/25/37	2,251,248	2,237,055
Amresco Independence Funding, Inc.
6.75%, 06/15/26 144A†	560,698	558,535
Asset-Backed Securities Corporation Home Equity
5.41%, 09/25/34	100,868	98,602
5.37%, 11/25/36	847,209	842,690
BA Credit Card Trust
5.61%, 08/15/12†	2,625,000	2,608,851
Bear Stearns Asset-Backed Securities Trust
5.40%, 02/25/29†	354,686	353,811
5.41%, 11/25/35†	635,718	633,159
5.40%, 01/25/36†	1,372,460	1,366,403
5.37%, 11/25/36†	1,173,501	1,164,150
5.51%, 02/25/37	3,556,883	3,529,014
6.50%, 10/25/37†	1,600,000	1,600,000
Business Loan Express
7.25%, 01/01/25 144A†	312,825	307,573
Capital Auto Receivables Asset Trust
4.05%, 07/15/09	1,095,647	1,091,374
5.31%, 10/20/09 144A‡‡	1,900,000	1,899,734
5.32%, 03/20/10 144A	2,300,000	2,302,061
Capital One Prime Auto Receivables Trust
4.94%, 07/15/12	1,950,000	1,945,059
Carmax Auto Owner Trust
5.24%, 07/15/11	4,000,000	4,010,356
Carrington Mortgage Loan Trust
5.39%, 04/25/36	102,087	102,061
Chase Issuance Trust
3.22%, 06/15/10	2,425,000	2,423,154
Chase Manhattan Auto Owner Trust
5.13%, 05/15/11	1,500,000	1,500,016
5.11%, 04/15/14	1,500,000	1,499,121
Citigroup Mortgage Loan Trust, Inc.
5.38%, 04/25/36 STEP	163,681	163,599
Countrywide Asset-Backed Certificates
5.47%, 03/25/25†	462,405	461,691
5.41%, 02/01/27	181,040	180,977
Discover Card Master Trust I
5.83%, 01/15/08†	3,950,000	3,953,091
FHLMC Structured Pass-Through Securities
5.58%, 08/25/31	1,524,768	1,531,351
Fieldstone Mortgage Investment Corporation
5.44%, 02/25/36 STEP	610,318	608,640
First Franklin Mortgage Loan Asset-Backed Certificates
5.18%, 11/25/36	1,453,235	1,432,104
5.37%, 12/25/36	1,112,230	1,104,124
Ford Credit Auto Owner Trust
5.34%, 12/15/09†	2,572,089	2,568,887
Fremont Home Loan Trust
5.37%, 10/25/36	305,204	303,065
GE Capital Credit Card Master Note Trust
4.13%, 06/15/13	1,000,000	982,101
Green Tree Financial Corporation
6.04%, 11/01/29	32,780	32,120
GSAA Trust
5.64%, 12/25/34	785,612	781,555
Honda Auto Receivables Owner Trust
2.91%, 10/20/08	198,812	198,457
3.53%, 10/21/08	121,029	120,926
3.87%, 04/20/09	1,171,234	1,165,249
4.46%, 05/20/09	1,008,759	1,005,462
IFC SBA Loan-Backed Adjustable Rate Certificate
6.25%, 01/15/24 144A†	369,250	365,558
Indymac Residential Asset-Backed Trust
5.38%, 06/25/36	8,201	8,199
John Deere Owner Trust
5.07%, 04/15/14	2,330,000	2,317,888
Long Beach Auto Receivables Trust
5.17%, 08/15/11	4,100,000	4,096,829
Long Beach Mortgage Loan Trust
5.39%, 03/25/36 STEP	277,629	277,468
5.35%, 06/25/36	150,578	150,231
5.55%, 11/25/36	912,538	907,222
MASTR Asset-Backed Securities Trust
5.39%, 12/25/35	430,347	429,636
MBNA Credit Card Master Note Trust
6.25%, 03/15/10†	1,800,000	1,800,514
Merrill Lynch Mortgage Investors, Inc.
5.35%, 06/25/37	775,036	772,503
Morgan Stanley ABS Capital I
5.35%, 06/25/36	1,230,807	1,226,287
5.36%, 06/25/36	67,805	67,559
5.43%, 02/25/37	2,982,976	2,960,710
Morgan Stanley Home Equity Loans
5.39%, 02/25/36 STEP	980,881	977,196
Nelnet Student Loan Trust
5.37%, 01/26/15†	1,794,028	1,794,423
5.45%, 07/25/16†	371,675	371,934
5.45%, 10/25/16†	477,770	477,852
New Century Home Equity Loan Trust
5.40%, 01/25/36 STEP	139,828	139,764
Nissan Auto Receivables Owner Trust
5.18%, 08/15/08	49,116	49,123

See Notes to Schedules of Investments.	16

Low-Duration Bond Fund
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Nomura Home Equity Loan, Inc.
5.40%, 02/25/36	$356,906	$355,951
5.39%, 03/25/36	1,310,050	1,300,443
Novastar Home Equity Loan
5.37%, 06/25/36	491,591	490,959
Option One Mortgage Loan Trust
5.37%, 07/25/36	456,107	454,448
5.36%, 02/25/37	1,029,456	1,025,169
PG&E Energy Recovery Funding LLC
4.37%, 06/25/14	350,000	342,846
Quest Trust
6.07%, 06/25/34 144A†	15,932	15,927
Renaissance Home Equity Loan Trust
5.40%, 05/25/36	528,995	527,522
Residential Asset Mortgage Products, Inc.
5.40%, 07/25/36†	1,569,481	1,563,747
Residential Asset Securities Corporation
5.39%, 04/25/36 STEP	213,616	213,268
Saxon Asset Securities Trust
5.38%, 03/25/36 STEP	396,415	395,832
Securitized Asset-Backed Receivables LLC Trust
5.37%, 05/25/36	950,543	946,461
SLM Student Loan Trust
5.35%, 10/25/18†	1,770,411	1,762,666
Soundview Home Equity Loan Trust
5.44%, 01/25/37	1,977,445	1,963,317
Specialty Underwriting & Residential Finance
5.35%, 06/25/37	332,498	330,264
5.37%, 11/25/37	1,044,004	1,037,642
Structured Asset Investment Loan Trust
5.39%, 03/25/36 STEP	609,614	607,710
5.37%, 07/25/36	404,557	400,016
Structured Asset Receivables Trust
5.11%, 04/21/11 144A†	3,094,063	3,086,328
Structured Asset Securities Corporation
4.90%, 04/25/35†	1,608,843	1,589,420
5.37%, 10/25/36	1,257,311	1,244,503
USAA Auto Owner Trust
5.31%, 03/16/09	298,707	298,768
3.90%, 07/15/09	755,814	752,886
4.89%, 08/15/12	2,500,000	2,493,629
Wachovia Auto Loan Owner Trust
5.08%, 04/20/12 144A	3,000,000	2,997,405
World Omni Auto Receivables Trust
5.01%, 10/15/10	2,234,915	2,231,737

Total Asset-Backed Securities
(Cost $96,596,740)		96,285,938

CORPORATE BONDS — 10.4%
Abbott Laboratories
5.38%, 05/15/09Δ	690,000	697,213
American Express Centurion Bank
5.33%, 05/07/08†	1,900,000	1,897,046
Anadarko Petroleum Corporation
6.09%, 09/15/09†	925,000	920,078
Bear Stearns Co., Inc.
5.80%, 01/09/08†	3,200,000	3,196,243
BellSouth Corporation
4.20%, 09/15/09	2,217,000	2,184,180
Caterpillar Financial Services Corporation
5.43%, 10/28/08†	5,500,000	5,487,559
Citigroup, Inc.
3.63%, 02/09/09Δ	2,750,000	2,702,477
Clorox Co.
5.83%, 12/14/07†	1,500,000	1,501,712
Comcast LCI Holdings
7.63%, 02/15/08	725,000	731,044
ConocoPhillips Australia Funding Co.
5.46%, 04/09/09†	1,100,000	1,096,542
CSX Corporation
6.25%, 10/15/08	1,710,000	1,726,861
Federated Department Stores, Inc.
6.63%, 09/01/08	150,000	151,192
Gannett Co., Inc.
4.13%, 06/15/08	2,390,000	2,367,379
General Electric Capital Corporation
9.83%, 12/15/08	350,000	370,846
5.73%, 03/16/09†	3,800,000	3,794,277
4.25%, 09/13/10	2,400,000	2,356,608
5.00%, 12/01/10	3,475,000	3,485,227
6.50%, 09/15/37 144A(U)†	1,600,000	3,253,803
Goldman Sachs Capital III
5.36%, 12/31/49†	1,560,000	1,418,633
HSBC Finance Corporation
4.13%, 12/15/08	700,000	692,619
International Business Machines Corporation
5.70%, 09/14/17	760,000	765,420
JP Morgan Chase Capital XXIII
6.36%, 05/15/47†	1,345,000	1,187,043
Kraft Foods, Inc.
5.63%, 08/11/10†	495,000	495,638
Lehman Brothers Holdings, Inc.
6.20%, 09/26/14Δ	2,000,000	2,010,736
Merrill Lynch & Co., Inc.
4.83%, 10/27/08	1,720,000	1,699,737
Morgan Stanley
5.49%, 01/18/08†Δ	1,600,000	1,598,786
5.41%, 05/07/09†	300,000	297,711
5.61%, 01/09/12†Δ	475,000	465,769
5.63%, 01/09/12Δ	2,451,000	2,472,718
Oracle Corporation and Ozark Holding, Inc.
5.00%, 01/15/11	450,000	449,336
PSEG Funding Trust I
5.38%, 11/16/07	275,000	274,613

17	See Notes to Schedules of Investments.

	Par	Value
SLM Corporation
5.44%, 01/25/08†	$6,100,000	$6,086,421
4.00%, 01/15/09	2,151,000	2,073,799
Sprint Capital Corporation
6.38%, 05/01/09Δ	1,080,000	1,097,213
8.38%, 03/15/12Δ	1,000,000	1,102,063
State Street Capital Trust IV
6.69%, 06/01/47†	1,315,000	1,195,026
Time Warner Cable, Inc.
5.40%, 07/02/12 144A	1,325,000	1,310,058
Time Warner, Inc.
5.73%, 11/13/09†	6,000,000	5,932,416
Transocean, Inc.
5.87%, 09/05/08†	1,900,000	1,896,973
TXU Electric Delivery Co.
6.07%, 09/16/08 144A†	2,025,000	2,004,867
UBS Preferred Funding Trust I
8.62%, 10/29/49†	300,000	326,034
Union Pacific Corporation
5.75%, 10/15/07	375,000	375,036
6.79%, 11/09/07	650,000	650,783
USB Capital IX
6.19%, 04/15/49†	750,000	751,085
Verizon Communications, Inc.
5.41%, 04/03/09†	905,000	905,951
Wachovia Corporation
5.48%, 03/15/11†	540,000	536,214
Wells Fargo & Co.
5.45%, 01/24/12†	2,000,000	1,982,242
ZFS Finance USA Trust I
5.88%, 05/09/32 144A†	845,000	807,431
6.15%, 12/15/35 144A†	845,000	836,167

Total Corporate Bonds
(Cost $82,310,270)		81,618,825

FOREIGN BONDS — 5.2%
Belgium — 1.0%
Belgium Treasury Bill
3.50%, 11/15/07(E)Ω	5,400,000	7,664,421

Cayman Islands — 0.3%
Petroleum Export, Ltd.
4.62%, 06/15/10 144A	1,133,333	1,118,473
4.63%, 06/15/10 144A	1,133,333	1,118,632

		2,237,105

France — 1.8%
French Treasury Bill
3.82%, 11/08/07(E)Ω	9,000,000	12,781,902
Republic of France
3.75%, 04/25/17(E)	1,000,000	1,353,505

		14,135,407

Iceland — 0.2%
Glitnir Banki HF
5.62%, 04/20/10 144A†	1,525,000	1,496,389

Italy — 0.2%
Telecom Italia Capital SA
4.00%, 11/15/08	2,000,000	1,972,390

Luxembourg — 0.6%
Unicredito Luxembourg Finance SA
5.41%, 10/24/08 144A†	3,800,000	3,802,611
VTB Capital SA for Vneshtorgbank
5.96%, 08/01/08 144A†	800,000	793,000

		4,595,611

Netherlands — 0.4%
Dutch Treasury Certificate
5.95%, 10/31/07(E)Ω	2,200,000	3,127,320

Norway — 0.2%
Eksportfinans
3.38%, 01/15/08	1,630,000	1,625,108

South Korea — 0.4%
Export-Import Bank of Korea
5.71%, 06/01/09†	1,300,000	1,302,061
5.58%, 10/04/11 144A†	1,700,000	1,702,113

		3,004,174

United Kingdom — 0.1%
Vodafone Group PLC
3.95%, 01/30/08	230,000	228,882
5.64%, 02/27/12†	950,000	939,612

		1,168,494

Total Foreign Bonds
(Cost $40,279,739)		41,026,419

MORTGAGE-BACKED SECURITIES — 59.4%
Adjustable Rate Mortgage Trust
5.78%, 11/25/35	1,242,262	1,236,363
5.57%, 03/25/36	2,408,674	2,328,184
5.95%, 03/25/37†	3,873,517	3,899,846
American Home Mortgage Assets
5.59%, 11/25/35	1,311,812	1,298,086
American Home Mortgage Investment Trust
4.29%, 10/25/34†	1,672,011	1,630,600
Arkle Master Issuer PLC
5.73%, 11/19/07 144A†	1,800,000	1,799,685
Bank of America Commercial Mortgage, Inc.
3.88%, 09/11/36	2,186,409	2,137,333
4.76%, 07/10/45	1,620,000	1,607,546
Bank of America Funding Corporation
4.58%, 12/20/36†	2,679,101	2,648,651
6.15%, 01/20/47†	1,436,642	1,439,973
Bank of America Mortgage Securities, Inc.
6.50%, 10/01/19	546,160	552,671
6.17%, 11/20/36†	2,580,370	2,608,809
Bear Stearns Adjustable Rate Mortgage Trust
4.76%, 12/01/33†	1,074,850	1,087,966
4.62%, 01/25/34†	779,910	787,875
4.00%, 07/25/34†	2,000,220	1,958,292
4.13%, 03/25/35†	3,047,309	3,009,955
Bear Stearns Alt-A Trust
5.69%, 06/25/34	1,091,130	1,064,585
5.51%, 09/25/35†	938,707	937,303
6.16%, 05/25/36†	1,923,938	1,944,566
Bear Stearns Commercial Mortgage Securities
5.72%, 03/15/19 144A†	1,761,573	1,761,517
3.87%, 02/11/41	3,060,000	3,012,621

See Notes to Schedules of Investments.	18

Low-Duration Bond Fund
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Chase Manhattan Bank - First Union National Bank
7.44%, 08/15/31	$2,032,221	$2,105,718
Citigroup Commercial Mortgage Trust
4.15%, 09/20/49 144A	521,240	516,363
Citigroup Mortgage Loan Trust, Inc.
5.81%, 07/25/36†	3,204,099	3,218,722
Commercial Mortgage Acceptance Corporation
6.03%, 09/15/30	577,826	577,420
Commercial Mortgage Pass-Through Certificates
7.42%, 08/15/33	2,043,428	2,131,050
Countrywide Alternative Loan Trust
6.00%, 10/25/32	320,591	320,262
5.50%, 05/31/35	1,363,810	1,362,594
Countrywide Home Loan Mortgage Pass-Through Trust
4.24%, 09/25/33†	2,535,362	2,524,638
5.78%, 01/25/35	324,390	323,927
CS First Boston Mortgage Securities Corporation
4.30%, 07/15/36	1,000,000	987,692
5.02%, 08/15/38	980,000	977,674
Deutsche ALT-A Securities, Inc.
5.40%, 03/30/36	752,958	751,342
DLJ Commercial Mortgage Corporation
7.18%, 11/10/33	2,055,958	2,160,006
Federal Home Loan Mortgage Corporation
8.50%, 12/01/07	40	40
8.50%, 01/01/08	177	177
8.00%, 05/01/08	1,651	1,657
8.75%, 07/01/08	587	594
8.00%, 01/01/09	274	277
7.50%, 03/01/09	3,260	3,293
16.25%, 07/01/11	112	119
15.25%, 08/01/11	1,276	1,471
5.38%, 09/15/11	4,876,995	4,895,255
4.00%, 08/01/15	1,927,674	1,866,525
5.00%, 11/15/16	1,762,134	1,758,663
5.50%, 04/15/17	4,005,170	4,063,193
3.50%, 12/01/18	3,174,565	2,945,069
10.75%, 02/01/19	78,683	83,869
5.84%, 02/15/19†	5,917,490	5,898,146
4.25%, 06/15/24	1,576,843	1,565,677
7.29%, 07/01/27†	34,872	35,458
5.50%, 10/15/27	2,257,200	2,270,032
5.88%, 06/01/28†	271,854	270,252
5.96%, 12/15/30†	1,141,273	1,141,828
6.00%, 04/01/33	1,482,527	1,492,779
4.57%, 06/01/33†	3,319,740	3,341,737
3.98%, 04/01/34†	3,107,351	3,061,800
4.39%, 10/01/34†	924,910	912,598
4.72%, 08/01/35†	2,663,571	2,632,808
4.77%, 08/01/35†	2,166,645	2,171,620
4.81%, 10/01/35†	1,304,781	1,307,522
5.03%, 12/01/35†	6,278,159	6,278,745
5.22%, 02/01/36†	3,552,634	3,539,727
5.88%, 04/01/36†	3,741,805	3,779,915
5.71%, 11/01/36†	4,426,921	4,465,239
Federal Housing Authority
7.43%, 09/01/22	1,666	1,695
Federal National Mortgage Association
6.00%, 08/01/08	37,402	37,351
6.50%, 11/01/08	47,071	47,107
5.50%, 07/09/10	1,500,000	1,514,236
5.50%, 12/01/17	7,107,730	7,113,529
4.00%, 07/01/18	188,742	178,433
4.00%, 08/01/18	773,209	730,978
4.00%, 05/01/19	4,196,227	3,954,138
4.00%, 06/01/19	6,996,164	6,592,539
4.00%, 08/01/19	382,368	360,308
4.00%, 10/01/19	1,359,746	1,281,299
4.00%, 11/25/19	730,732	666,031
4.00%, 12/01/19	915,940	863,097
4.00%, 01/01/20	213,091	200,277
4.00%, 07/01/20	50,371	47,342
5.75%, 08/25/23	480,802	480,472
5.50%, 09/25/24	2,704,254	2,709,351
7.10%, 12/01/24†	158,159	158,432
9.00%, 05/01/25	88,058	95,352
9.00%, 07/01/25	103,045	111,445
6.00%, 02/25/27	2,827,485	2,859,422
5.50%, 11/25/27	3,779,710	3,797,409
5.73%, 05/25/30†	2,221,011	2,226,243
5.97%, 05/25/30†	2,254,160	2,254,833
5.57%, 09/25/30†	82,444	82,200
7.26%, 09/01/31†	82,228	82,803
3.31%, 03/25/32	422,947	395,001
4.26%, 04/01/33†	647,361	652,860
4.14%, 06/01/33†	201,193	200,970
5.50%, 06/01/33	24,467	24,033
5.50%, 07/01/33	22,539	22,139
4.23%, 10/01/33†	1,496,344	1,488,993
5.50%, 10/01/33	123,767	121,575
4.28%, 12/01/33†	462,246	459,126
4.50%, 06/01/34	69,252	64,388
4.50%, 09/01/34	262,281	243,455
4.91%, 09/01/34†	1,166,924	1,161,023
5.09%, 09/01/34†	818,257	816,130
4.75%, 10/01/34†	1,221,216	1,207,467
5.11%, 10/01/34†	1,402,003	1,398,613
4.50%, 12/01/34	83,871	77,851
4.50%, 02/01/35	3,031,828	2,814,231
5.50%, 02/01/35	3,226,354	3,170,280
4.50%, 03/01/35	1,771,363	1,644,230
4.50%, 04/01/35	2,893,636	2,685,957
4.50%, 05/01/35	1,124,089	1,043,412
4.50%, 06/01/35	64,106	59,505
4.86%, 06/01/35†	2,019,477	2,008,201
4.50%, 08/01/35	1,805,335	1,675,765
4.69%, 08/01/35†	5,602,807	5,555,249
4.38%, 09/01/35†	2,625,094	2,595,074
4.50%, 09/01/35	1,128,553	1,047,556
4.65%, 09/01/35†	3,579,216	3,560,676
5.50%, 09/01/35	10,910,331	10,699,474
7.50%, 09/01/35	1,828,051	1,913,367
4.50%, 10/01/35	770,959	715,626
5.34%, 10/01/35†	2,257,401	2,236,189
4.50%, 11/01/35	696,466	646,479
4.90%, 12/01/35†	279,339	279,823
6.00%, 02/01/36	824,122	826,058
4.50%, 06/01/36	55,603	51,586

19	See Notes to Schedules of Investments.

	Par	Value
4.50%, 07/01/36	$859,632	$797,520
6.00%, 07/01/36	2,659,308	2,663,736
5.92%, 09/01/36†	3,733,157	3,780,929
6.00%, 10/01/36	2,081,058	2,084,523
7.35%, 10/01/36 IOΩ	2,367,140	631,846
5.58%, 12/01/36†	1,357,993	1,365,809
5.00%, 10/01/37 TBA	21,000,000	20,028,750
5.50%, 10/01/37 TBA	8,200,000	8,030,875
6.00%, 10/01/37 TBA	29,800,000	29,837,250
5.00%, 11/01/37 TBA	3,000,000	2,860,314
5.50%, 11/01/37 TBA	8,000,000	7,830,000
6.17%, 04/01/40†	362,317	374,427
6.23%, 07/01/44†	440,998	444,601
6.50%, 12/31/49	2,737,500	2,773,303
FHLMC Structured Pass-Through Securities
6.32%, 05/25/43†	1,781,567	1,791,606
6.43%, 07/25/44†	2,846,713	2,841,888
First Horizon Alternative Mortgage Securities
4.73%, 06/25/34†	976,848	969,086
First Horizon Asset Securities, Inc.
5.33%, 10/25/35†	3,156,054	3,139,084
General Electric Capital Commercial Mortgage Corporation
4.09%, 01/10/38	2,000,000	1,976,114
5.56%, 06/10/38	708,715	715,753
4.35%, 06/10/48	1,190,000	1,172,528
GMAC Commercial Mortgage Securities, Inc.
7.72%, 03/15/33	2,063,707	2,164,083
7.18%, 08/15/36	1,187,024	1,224,831
Government National Mortgage Association
6.00%, 12/15/08	57,470	57,720
6.00%, 02/15/11	118,754	119,542
5.38%, 06/20/17†	20,992	21,160
5.38%, 06/20/21†	11,433	11,552
6.13%, 10/20/27†	81,297	81,983
8.50%, 10/15/29	57,504	61,946
8.50%, 01/15/30	25,671	27,652
6.19%, 02/16/30†	298,575	301,065
8.50%, 03/15/30	4,751	5,118
8.50%, 04/15/30	14,536	15,658
8.50%, 05/15/30	141,152	152,049
8.50%, 06/15/30	16,153	17,400
8.50%, 07/15/30	121,871	131,278
8.50%, 08/15/30	23,670	25,499
8.50%, 09/15/30	2,574	2,773
8.50%, 10/15/30	45,945	49,492
8.50%, 11/15/30	70,824	76,292
8.50%, 12/15/30	67,469	72,679
8.50%, 02/15/31	43,207	46,470
3.75%, 05/20/34†	1,539,721	1,532,559
3.75%, 06/20/34†	2,101,294	2,091,386
6.00%, 06/15/36	909,847	915,755
5.50%, 04/15/37	6,999,998	6,902,257
6.50%, 09/15/37	7,000,000	7,154,756
6.00%, 10/01/37 TBA	9,400,000	9,458,750
Greenpoint Mortgage Funding Trust
5.59%, 11/25/45	507,085	498,129
GS Mortgage Securities Corporation II
6.04%, 08/15/18 144A	340,137	345,320
6.14%, 10/18/30	1,723,052	1,728,910
5.93%, 01/10/40 IO 144AΩ†	33,242,589	599,573
GSR Mortgage Loan Trust
5.71%, 06/01/34†	1,111,764	1,112,892
4.77%, 09/25/34†	2,010,026	1,995,304
6.01%, 09/25/34†	1,382,686	1,395,013
4.55%, 09/25/35†	2,791,774	2,775,655
4.54%, 10/25/35†	4,431,183	4,387,153
4.66%, 10/25/35†	2,014,214	2,015,374
6.02%, 03/25/37†	3,122,807	3,151,226
HarborView Mortgage Loan Trust
5.81%, 11/19/35 STEP	1,770,512	1,738,155
5.31%, 12/19/35†	3,890,312	3,894,582
Harborview Mortgage Loan Trust
5.71%, 11/19/36	2,962,051	2,902,473
Impac Secured Assets CMN Owner Trust
5.44%, 05/25/36	181,307	181,174
5.40%, 01/25/37	1,200,013	1,186,621
JP Morgan Mortgage Trust
3.89%, 08/25/34†	3,123,768	3,070,870
5.02%, 02/25/35†	1,116,120	1,080,896
4.76%, 07/25/35†	3,939,444	3,912,704
LB-UBS Commercial Mortgage Trust
4.21%, 11/15/27	3,100,000	3,068,953
3.94%, 08/15/33 IO 144AΩ†	32,786,922	515,827
Luminent Mortgage Trust
5.58%, 11/26/35	2,428,556	2,401,910
MASTR Adjustable Rate Mortgages Trust
4.66%, 12/25/33†	1,526,696	1,496,175
Merrill Lynch Mortgage Investors, Inc.
4.23%, 08/25/34†	2,745,402	2,730,356
MLCC Mortgage Investors, Inc.
6.13%, 03/15/25 STEP	485,861	465,557
4.73%, 12/25/34†	2,085,439	2,061,119
5.40%, 02/25/36 STRIP†	2,264,580	2,269,272
Morgan Stanley Capital I
6.53%, 03/15/31	2,722,492	2,753,671
NationsLink Funding Corporation
6.32%, 01/20/31	1,779,624	1,794,517
Opteum Mortgage Acceptance Corporation
5.41%, 12/25/35	1,808,198	1,805,438
5.38%, 07/25/36	1,504,897	1,501,186
PNC Mortgage Acceptance Corporation
5.91%, 03/12/34	1,429,025	1,439,322
Provident Funding Mortgage Loan Trust
4.05%, 04/25/34†	3,238,567	3,196,038
Residential Accredit Loans, Inc.
6.00%, 12/25/16	16,944	16,900
5.72%, 01/25/33†	637,278	633,790

See Notes to Schedules of Investments.	20

Low-Duration Bond Fund
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Residential Funding Mortgage Securities I
6.50%, 03/25/32	$124,214	$124,437
Structured Adjustable Rate Mortgage Loan Trust
4.92%, 03/25/34†	1,251,278	1,263,766
5.33%, 08/25/34†	1,489,712	1,487,310
5.62%, 09/25/34†	262,131	261,829
5.40%, 05/25/35†	2,678,787	2,696,626
Structured Asset Mortgage Investments, Inc.
7.22%, 10/19/34†	612,228	619,014
5.75%, 12/19/34	207,360	206,704
5.60%, 05/25/35	1,217,648	1,168,241
5.39%, 08/25/36	935,426	930,994
Structured Asset Securities Corporation
5.55%, 05/25/36	847,834	840,788
Thornburg Mortgage Securities Trust
5.44%, 04/25/36†	1,900,000	1,887,491
TIAA Retail Commercial Trust
6.68%, 06/19/31 144A	2,790,000	2,859,515
5.57%, 08/15/39†	2,952,468	2,989,143
Wachovia Bank Commercial Mortgage Trust
4.04%, 02/15/34	1,937,145	1,902,938
5.00%, 07/15/41	1,620,000	1,618,104
5.95%, 05/15/43†	1,600,000	1,629,106
Washington Mutual Commercial Mortgage Securities Trust
4.24%, 05/25/36 144A	831,072	824,310
Washington Mutual Mortgage Pass-Through Certificates
6.07%, 10/25/36†	3,108,029	3,133,802
Washington Mutual Mortgage Securities Corporation
7.49%, 03/25/32†	164,498	163,977
Washington Mutual, Inc.
5.67%, 12/25/27 STEP	3,231,813	3,231,514
4.68%, 05/25/35†	3,550,000	3,500,605
5.56%, 05/04/37	2,882,223	2,811,921
5.90%, 06/25/37†	4,191,650	4,251,761
6.38%, 06/25/42†	94,688	93,208
5.63%, 01/25/45	1,485,155	1,458,646
5.51%, 04/25/45	40,892	40,849
5.45%, 08/25/45†	662,611	648,960
5.42%, 10/25/45†	689,286	673,952
6.00%, 06/25/46†	2,391,399	2,343,825
Wells Fargo Mortgage-Backed Securities Trust
4.75%, 04/25/19	3,025,839	2,918,043
3.99%, 01/25/35†	2,460,746	2,419,528
4.54%, 02/25/35†	3,970,630	3,924,017
5.24%, 04/25/36†	3,539,468	3,533,555
5.64%, 07/25/36†	2,680,268	2,675,536
6.00%, 07/25/37	3,731,656	3,764,199

Total Mortgage-Backed Securities
(Cost $469,399,064)		468,356,520

MUNICIPAL BOND — 0.1%
Sales Tax Asset Receivable Corporation, New York, Series B Revenue Bond (FSA Insured)
3.60%, 10/15/08
(Cost $425,000)	$425,000	$420,164

	Number of Contracts
PURCHASED OPTIONS — 0.9%
Call Options — 0.1%
10-Year U.S. Treasury Note Futures, Strike Price $129.00, Expires 12/31/07	494	7,719
30-Year Federal National Mortgage Association, Strike Price $98.00, Expires 11/06/07	700	8,676
90-Day Eurodollar Futures, Strike Price $95.25, Expires 03/17/08	78	75,075
90-Day Eurodollar Futures, Strike Price $95.25, Expires 06/16/08	327	437,362
90-Day Eurodollar Futures, Strike Price $95.25, Expires 12/17/07	115	40,969
U.S. Dollar vs. Japanese Yen, Strike Price $105.40, Expires 03/31/10	10,000	46,150

		615,951

Call Swaptions — 0.5%
3-Month LIBOR, Strike Price $4.55, Expires 09/19/08	5,200	361,053
3-Month LIBOR, Strike Price $4.72, Expires 12/31/08	2,500	213,760
3-Month LIBOR, Strike Price $4.75, Expires 03/31/08	1,610	127,095
3-Month LIBOR, Strike Price $4.75, Expires 08/09/08	4,530	388,584
3-Month LIBOR, Strike Price $4.75, Expires 09/26/08	2,010	177,428
3-Month LIBOR, Strike Price $4.75, Expires 09/26/08	1,750	154,477
3-Month LIBOR, Strike Price $4.75, Expires 12/15/08	800	70,757
3-Month LIBOR, Strike Price $4.84, Expires 11/23/07	690	49,548
3-Month LIBOR, Strike Price $4.84, Expires 11/23/07	670	48,235
3-Month LIBOR, Strike Price $5.00, Expires 02/01/08	3,760	382,427
3-Month LIBOR, Strike Price $5.00, Expires 12/15/08	7,250	824,732
3-Month LIBOR, Strike Price $5.00, Expires 12/20/07	2,130	199,522
3-Month LIBOR, Strike Price $5.75, Expires 12/15/08	3,900	710,774
Euro vs. U.S. Dollar, Strike Price $1.38, Expires 05/21/10	18,000	155,917
U.S. Dollar vs. Japanese Yen, Strike Price $104.00, Expires 03/17/10	65,000	344,702

		4,209,011

21	See Notes to Schedules of Investments.

	Number of Contracts	Value
Put Options — 0.0%
30-Year Federal National Mortgage Association, Strike Price $85.00, Expires 11/06/07	300	$2
30-Year Federal National Mortgage Association, Strike Price $89.00, Expires 11/06/07	1,650	78
90-Day Eurodollar Futures, Strike Price $91.75, Expires 12/17/07	5	31
90-Day Eurodollar Futures, Strike Price $94.625, Expires 12/17/07	86	5,375
90-Day Eurodollar Futures, Strike Price $94.875, Expires 12/17/07	86	15,587

		21,073

Put Swaptions — 0.3%
Euro vs. U.S. Dollar, Strike Price $1.36, Expires 05/19/08	251,000	212,277
Euro vs. U.S. Dollar, Strike Price $1.36, Expires 05/19/08	251,000	1,970,555
Euro vs. U.S. Dollar, Strike Price $1.38, Expires 05/21/10	18,000	58,924
U.S. Dollar vs. Japanese Yen, Strike Price $104.00, Expires 03/17/10	65,000	263,016
U.S. Dollar vs. Japanese Yen, Strike Price $105.40, Expires 03/31/10	10,000	46,145

		2,550,917

Total Purchased Options
(Cost $5,042,286)		7,396,952

	Shares
MONEY MARKET FUNDS — 10.0%
GuideStone Money Market Fund (GS4 Class)¥	38,150,939	38,150,939
Northern Institutional Liquid Assets Portfolio§	40,309,391	40,309,391

Total Money Market Funds
(Cost $78,460,330)		78,460,330

	Par
U.S. TREASURY OBLIGATIONS — 5.4%
U.S. Treasury Bills
3.85%, 11/29/07Δ	$175,000	173,960
3.53%, 12/13/07	180,000	178,672
3.57%, 12/13/07‡‡	130,000	129,041
3.66%, 12/13/07‡‡	50,000	49,631
3.77%, 12/13/07‡‡	1,060,000	1,052,180
3.82%, 12/13/07‡‡	700,000	694,836

		2,278,320

U.S. Treasury Inflationary Index Bonds
2.38%, 01/15/17Δ	7,500,000	7,805,010
2.38%, 01/15/25Δ	1,400,000	1,561,254

		9,366,264

	Par	Value
U.S. Treasury Notes
4.63%, 07/31/09Δ	$6,785,000	$6,865,042
4.63%, 11/15/09Δ	4,180,000	4,235,519
4.75%, 02/15/10Δ	1,630,000	1,658,271
4.50%, 05/15/10Δ	1,310,000	1,326,887
3.88%, 09/15/10Δ	12,098,000	12,054,532
2.00%, 04/15/12Δ	900,000	917,453
4.88%, 06/30/12Δ	2,000,000	2,056,564
5.13%, 05/15/16Δ	1,800,000	1,876,079

		30,990,347

Total U.S. Treasury Obligations
(Cost $42,094,312)		42,634,931

TOTAL INVESTMENTS — 105.3%
(Cost $827,893,237)		829,534,973

	Number of Contracts
WRITTEN OPTIONS — (0.4)%
Call Options — 0.0%
30-Year Federal National Mortgage Association, Strike Price $100.00, Expires 11/06/07	(1,000)	(13,774)
5-Year U.S. Treasury Note Futures, Strike Price $107.00, Expires 12/31/07	(142)	(102,063)

		(115,837)

Call Swaptions — (0.4)%
3-Month LIBOR, Strike Price $4.75, Expires 09/26/08	(760)	(122,474)
3-Month LIBOR, Strike Price $4.95, Expires 03/31/08	(700)	(98,213)
3-Month LIBOR, Strike Price $4.95, Expires 09/26/08	(1,300)	(549,467)
3-Month LIBOR, Strike Price $4.95, Expires 09/26/08	(870)	(140,201)
3-Month LIBOR, Strike Price $5.00, Expires 12/15/08	(270)	(50,367)
3-Month LIBOR, Strike Price $5.05, Expires 09/19/08	(1,740)	(329,950)
3-Month LIBOR, Strike Price $5.10, Expires 02/01/08	(1,630)	(267,709)
3-Month LIBOR, Strike Price $5.15, Expires 08/09/08	(1,510)	(357,074)
3-Month LIBOR, Strike Price $5.15, Expires 12/20/07	(930)	(154,502)
3-Month LIBOR, Strike Price $5.20, Expires 12/15/08	(2,420)	(577,524)
3-Month LIBOR, Strike Price $5.22, Expires 12/31/08	(830)	(203,363)

		(2,850,844)

Put Option — 0.0%
90-Day Eurodollar Futures, Strike Price $94.75, Expires 12/17/07	(172)	(18,275)

Total Written Options
(Premiums received $(2,202,602))		(2,984,956)

Liabilities in Excess of Other Assets — (4.9)%		(38,633,069)

NET ASSETS — 100.0%		$787,916,948

See Notes to Schedules of Investments.	22

Low-Duration Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

Swap agreements outstanding at September 30, 2007:

Description	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)
Australian Dollars
Receive fixed rate payments of 7.00% and pay variable rate payments on the three month BBSW floating rate(f)	04/15/09	15,300,000	$10,190
Receive fixed rate payments of 7.00% and pay variable rate payments on the six month BBSW floating rate(c)	12/15/09	800,000	(752)

			9,438

British Pounds
Receive fixed rate payments of 5.00% and pay variable rate payments on the six month LIBOR floating rate(d)	09/15/10	20,600,000	(802,076)
Receive variable rate payments on the six month LIBOR floating rate and pay fixed rate payments of 4.00%(d)	12/15/35	2,000,000	187,246

			(614,830)

Euro
Receive fixed rate payments of 2.09% and pay variable rate payments on the France CPI Ex tobacco(j)	10/15/10	1,500,000	27,778

Japanese Yen
Receive fixed rate payments of 2.00% and pay variable rate payments on the six month LIBOR floating rate(d)	12/20/16	80,000,000	(12,028)

U.S. Dollars
Receive fixed rate payments of 0.055% and pay floating par in the event of default on American International Group, 5.60% due 03/20/08(e)	03/20/08	$3,000,000	(1,039)
Receive fixed rate payments of 5.00% and pay variable rate payments on the three month LIBOR floating rate(f)	12/19/09	7,100,000	56,460
Receive floating par in the event of default on the Dow Jones CDX HVOL7 Index due 12/20/11 and pay fixed rate payments of 0.75%(d)	12/20/11	9,000,000	222,080
Receive floating par in the event of default on Progress Energy, Inc., 5.625% due 01/15/16 and pay fixed rate payments of 0.09%(d)	06/20/12	1,000,000	10,316
Receive floating par in the event of default on Target Corporation, 5.875% due 03/01/12 and pay fixed rate payments of 0.11%(c)	06/20/12	900,000	5,096
Receive floating par in the event of default on the Dow Jones CDX HY-8 due 06/20/12 and pay fix rate of 1.6299%(f)	06/20/12	4,900,000	(1,691)
Receive floating par in the event of default on the Dow Jones CDX IG8 Index due 06/20/12 and pay fixed rate payments of 0.35%(d)	06/20/12	1,200,000	(119,209)
Receive variable rate payments on the three month LIBOR floating rate and pay fixed rate payments of 5.00%(k)	12/19/14	3,620,000	71,513
Receive fixed rate payments of 2.00% and pay variable rate payments on the six month LIBOR floating rate(b)	12/20/16	200,000	(30,070)
Receive floating par in the event of default on the Dow Jones CDX IG7 Index due 12/20/16 and pay fixed rate payments of 0.65%(c)	12/20/16	3,600,000	46,905
Receive floating par in the event of default on Autozone, 5.875% due 10/15/12 and pay fixed rate payments of 0.635%(l)	06/20/17	600,000	(1,519)

23	See Notes to Schedules of Investments.

Description	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)
Receive floating par in the event of default on Autozone, 5.875% due 10/15/12 and pay fixed rate payments of 0.64%(l)	06/20/17	$500,000	$(1,455)
Receive floating par in the event of default on Autozone, 5.875% due 10/15/12 and pay fixed rate payments of 0.665%(l)	06/20/17	1,300,000	(6,243)
Receive floating par in the event of default on Liz Claiborne, 5.00% due 07/08/13 and pay fixed rate payments of 0.95%(a)	06/20/17	500,000	9,930
Receive floating par in the event of default on Liz Claiborne, 5.00% due 07/08/13 and pay fixed rate payments of 0.95%(a)	06/20/17	100,000	1,986
Receive floating par in the event of default on Newell Rubbermaid, 6.75% due 03/15/12 and pay fixed rate payments of 0.485%(l)	06/20/17	700,000	(2,395)
Receive floating par in the event of default on Newell Rubbermaid, 6.75% due 03/15/12 and pay fixed rate payments of 0.48%(b)	06/20/17	300,000	(912)
Receive fixed rate payments of 5.00% and pay variable rate payments on the three month LIBOR floating rate(f)	12/19/17	8,400,000	(136,030)
Receive fixed rate payments of 5.00% and pay variable rate payments on the three month LIBOR floating rate(k)	12/19/17	3,400,000	(55,060)
Receive floating par in the event of default on Morgan Stanley Capital, 7.0225% due 12/27/33 and pay fixed rate payments of 0.54%(c)	12/27/33	2,400,000	182,650
Receive floating par in the event of default on Long Beach Mortgage Trust, 6.7225% due 02/25/34 and pay fixed rate payments of 0.49%(d)	02/25/34	2,400,000	244,975
Receive floating par in the event of default on Specialty Underwriting & Residential Finance, 6.6225% due 02/25/35 and pay fixed rate payments of 0.59%(d)	02/25/35	2,400,000	243,778
Receive floating par in the event of default on Structured Asset Investment Loan Trust, 6.1425% due 02/25/35 and pay fixed rate payments of 0.61%(d)	02/25/35	2,400,000	319,249
Receive variable rate payments on the six month LIBOR floating rate and pay fixed rate payments of 4.00%(k)	12/15/35	100,000	9,362
Receive variable rate payments on the six month LIBOR floating rate and pay fixed rate payments of 5.00%(a)	12/15/35	1,900,000	(142,893)
Receive fixed rate payments of 5.00% and pay variable rate payments on the three month LIBOR floating rate(f)	12/19/37	2,300,000	(149,490)

			776,294

			$186,652

See Notes to Schedules of Investments.	24

Medium-Duration Bond Fund
SCHEDULE OF INVESTMENTS	September 30, 2007 (Unaudited)

	Par	Value
AGENCY OBLIGATIONS — 4.0%
Federal Agricultural Mortgage Corporation
5.50%, 07/15/11 144A	$4,200,000	$4,331,250
Federal Farm Credit Bank
5.40%, 06/08/17	1,700,000	1,754,759
Federal Home Loan Bank
5.40%, 01/02/09	990,000	990,007
4.50%, 10/09/09	960,000	962,380
5.00%, 03/08/13	5,000,000	5,083,775
5.25%, 09/13/13	2,900,000	2,978,932
4.88%, 12/13/13	13,000,000	13,092,677
Federal Home Loan Mortgage Corporation
6.88%, 09/15/10	1,490,000	1,589,237
5.50%, 08/20/12	1,900,000	1,972,238
4.63%, 10/25/12	5,490,000	5,489,945
5.50%, 08/23/17	3,600,000	3,748,899
5.63%, 11/23/35	1,260,000	1,241,282
Federal National Mortgage Association
5.07%, 03/17/08	375,000	367,379
7.25%, 01/15/10	1,400,000	1,486,194
4.38%, 09/13/10	1,530,000	1,528,326
5.13%, 04/15/11	700,000	715,415
Tennessee Valley Authority
5.38%, 04/01/46	1,800,000	1,794,440

Total Agency Obligations
(Cost $48,252,094)		49,127,135

ASSET-BACKED SECURITIES — 3.7%
Amortizing Residential Collateral Trust
5.41%, 04/25/32†	56,853	54,014
Argent Securities, Inc.
5.18%, 10/25/36†	1,006,627	998,879
Asset-Backed Securities Corporation Home Equity
5.41%, 09/25/34	168,112	164,336
Bayview Financial Acquisition Trust
5.96%, 02/28/44†	842,268	828,439
Bear Stearns Asset-Backed Securities, Inc.
6.00%, 02/01/36	4,503,182	4,384,974
6.50%, 02/01/36	4,338,931	4,367,408
Chase Credit Card Master Trust
5.73%, 02/15/10†	1,700,000	1,700,242
Countrywide Home Equity Loan Trust
5.96%, 03/15/29†	1	1
5.90%, 05/15/29†	649,279	640,347
5.85%, 12/15/35†	950,723	940,605
5.99%, 12/15/35†	1,559,185	1,542,592
5.75%, 08/15/36†	2,726,107	2,678,846
CS First Boston Mortgage Securities Corporation
5.27%, 05/25/35 STEP	182,525	182,393
EMC Mortgage Loan Trust
5.68%, 11/25/41 144A†	318,118	306,063
FBR Securitization Trust
5.39%, 10/25/35 STEP	4,700,000	4,663,412
First Franklin Mortgage Loan Asset-Backed Certificates
5.18%, 11/25/36	1,529,721	1,507,478
First Horizon Asset Back Trust
5.42%, 10/25/34†	407,093	401,545
Fleet Home Equity Loan Trust
5.53%, 05/30/31†	284,250	278,550
Lehman XS Trust
5.43%, 11/25/35†	2,974,200	2,909,921
5.40%, 01/30/40†	1,632,560	1,596,981
Madison Avenue Manufactured Housing Contract
5.48%, 09/25/08†	1,058,631	1,056,421
MASTR Asset-Backed Securities Trust
5.32%, 03/25/35 STEP	5,064	5,063
MBNA Credit Card Master Note Trust
6.25%, 03/15/10†	1,900,000	1,900,542
Morgan Stanley Dean Witter Credit Corporation HELOC Trust
5.32%, 07/25/17 STEP	152,907	150,063
Nelnet Student Loan Trust
5.37%, 01/26/15†	1,275,273	1,275,553
Nissan Auto Receivables Owner Trust
5.18%, 08/15/08	50,443	50,450
Provident Bank Home Equity Loan Trust
5.40%, 08/25/31†	173,433	168,863
Quest Trust
6.07%, 06/25/34 144A†	13,941	13,936
Residential Asset Mortgage Products, Inc.
5.37%, 03/25/34 STEP	454,648	439,054
Residential Funding Securities Corporation
5.58%, 06/25/33 144A†	769,760	751,959
Salomon Brothers Mortgage Securities VII
5.61%, 03/30/28 STEP	80,807	79,180
Securitized Asset-Backed Receivables LLC Trust
5.36%, 02/25/37†	4,608,717	4,529,052
Structured Asset Securities Corporation
5.43%, 04/25/31 144A†	4,304,756	4,205,101

Total Asset-Backed Securities
(Cost $45,413,992)		44,772,263

COMMERCIAL PAPER — 0.2%
Chariot Funding LLC
6.20%, 10/10/07	1,359,000	1,356,425
Galleon Capital LLC
4.81%, 11/01/07	1,359,000	1,352,833

Total Commercial Paper
(Cost $2,709,726)		2,709,258

CORPORATE BONDS — 13.4%
AES Corporation
9.50%, 06/01/09	42,000	43,890
8.75%, 05/15/13 144A	520,000	546,650
9.00%, 05/15/15 144A@	1,135,000	1,197,425
Allied Waste North America, Inc.
7.13%, 05/15/16Δ	375,000	385,312

25	See Notes to Schedules of Investments.

	Par	Value
American Achievement Corporation
8.25%, 04/01/12	$30,000	$30,000
American Express Bank UT
6.00%, 09/13/17	3,100,000	3,090,096
American Express Co.
6.80%, 09/01/45†Δ	300,000	307,949
American International Group, Inc.
6.25%, 03/15/37Δ	1,005,000	949,234
Amerigas Partners LP
7.25%, 05/20/15Δ	80,000	79,200
AmerisourceBergen Corporation
5.88%, 09/15/15	130,000	127,794
Ameritech Capital Funding Corporation
6.25%, 05/18/09	100,000	102,157
AMFM, Inc.
8.00%, 11/01/08	1,075,000	1,092,720
Anadarko Petroleum Corporation
6.09%, 09/15/09†	1,070,000	1,064,307
6.45%, 09/15/36	140,000	138,276
ANZ Capital Trust I
4.48%, 01/29/49 144A	125,000	121,750
ANZ Capital Trust II
5.36%, 12/29/49 144AΔ	800,000	749,949
ASIF Global Financing XIX
4.90%, 01/17/13 144A	100,000	96,732
Astoria Financial Corporation
5.75%, 10/15/12	450,000	447,328
AT&T, Inc.
4.13%, 09/15/09	250,000	246,046
5.30%, 11/15/10Δ	175,000	176,674
5.10%, 09/15/14Δ	550,000	532,977
Bank of America Corporation
5.38%, 08/15/11Δ	20,000	20,161
5.62%, 10/14/16†Δ	1,700,000	1,675,197
Bear Stearns Co., Inc.
6.95%, 08/10/12	900,000	939,317
BellSouth Capital Funding
7.88%, 02/15/30	460,000	533,199
BellSouth Corporation
4.75%, 11/15/12Δ	40,000	38,950
6.88%, 10/15/31Δ	10,000	10,499
Boardwalk Pipelines LP
5.88%, 11/15/16	625,000	617,157
Boeing Co.
6.63%, 02/15/38	210,000	229,316
CenterPoint Energy Resources Corporation
5.95%, 01/15/14	525,000	524,835
Charter Communications Operating LLC
8.00%, 04/30/12 144A@Δ	250,000	250,000
Chesapeake Energy Corporation
6.25%, 01/15/18Δ	140,000	135,800
Chubb Corporation
6.38%, 03/29/37†Δ	375,000	373,446
Cincinnati Bell, Inc.
7.00%, 02/15/15	130,000	126,100
CitiFinancial, Inc.
6.63%, 06/01/15	300,000	315,976
Citizens Communications Co.
9.25%, 05/15/11Δ	415,000	452,350
7.13%, 03/15/19Δ	60,000	59,400
7.88%, 01/15/27Δ	150,000	147,000
Clear Channel Communications, Inc.
4.63%, 01/15/08Δ	20,000	19,856
4.25%, 05/15/09	250,000	238,387
5.50%, 09/15/14Δ	765,000	601,467
Clorox Co.
5.83%, 12/14/07†	1,500,000	1,501,712
Comcast Cable Communications Holdings, Inc.
6.75%, 01/30/11	230,000	238,732
8.38%, 03/15/13	225,000	252,467
9.46%, 11/15/22	275,000	350,488
Commonwealth Edison Co.
5.40%, 12/15/11	650,000	650,137
Community Health Systems, Inc.
8.88%, 07/15/15 144AΔ	405,000	418,162
Complete Production Services, Inc.
8.00%, 12/15/16 144AΔ	280,000	278,250
ConocoPhillips
8.75%, 05/25/10	230,000	250,799
ConocoPhillips Holding Co.
6.95%, 04/15/29	1,570,000	1,731,741
Cox Communications, Inc.
4.63%, 01/15/10	800,000	790,952
Cox Enterprises, Inc.
4.38%, 05/01/08 144A	600,000	596,350
CRC Funding LLC
6.07%, 10/22/07	1,359,000	1,353,730
CSC Holdings, Inc.
7.25%, 07/15/08	375,000	376,875
7.63%, 04/01/11Δ	590,000	594,425
6.75%, 04/15/12	60,000	58,050
7.63%, 07/15/18Δ	45,000	43,200
DaimlerChrysler NA Holding Corporation
5.88%, 03/15/11	590,000	598,962
5.75%, 09/08/11	900,000	909,160
7.30%, 01/15/12	550,000	587,152
6.50%, 11/15/13	100,000	103,823
DaVita, Inc.
6.63%, 03/15/13 144AΔ	310,000	309,225
Dean Foods Co.
7.00%, 06/01/16Δ	375,000	358,125
Dex Media East LLC
9.88%, 11/15/09	375,000	385,312
DI Finance
9.50%, 02/15/13Δ	90,000	93,600
DirecTV Holdings LLC
8.38%, 03/15/13Δ	155,000	161,781
Dominion Resources, Inc.
4.13%, 02/15/08	70,000	69,625
5.13%, 12/15/09	230,000	229,462
4.75%, 12/15/10	70,000	69,051
5.70%, 09/17/12Δ	770,000	773,532
DRS Technologies, Inc.
6.63%, 02/01/16	90,000	89,325
Dryden Investor Trust
7.16%, 07/23/08	473,191	477,012

See Notes to Schedules of Investments.	26

Medium-Duration Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Duke Energy Corporation
5.63%, 11/30/12Δ	$580,000	$588,574
Dynegy Holdings, Inc.
7.75%, 06/01/19 144AΔ	395,000	379,694
E*Trade Financial Corporation
7.38%, 09/15/13	40,000	37,600
Eastman Kodak Co.
7.25%, 11/15/13	490,000	488,775
EchoStar DBS Corporation
5.75%, 10/01/08Δ	500,000	501,250
7.00%, 10/01/13Δ	10,000	10,275
6.63%, 10/01/14	30,000	30,225
7.13%, 02/01/16	230,000	237,475
Edison Mission Energy
7.00%, 05/15/17 144A	240,000	237,600
7.20%, 05/15/19 144A	320,000	316,800
7.63%, 05/15/27 144AΔ	120,000	116,400
El Paso Corporation
7.00%, 06/15/17Δ	1,040,000	1,061,200
8.05%, 10/15/30Δ	400,000	413,122
7.80%, 08/01/31	950,000	969,270
7.75%, 01/15/32Δ	99,000	101,024
El Paso Natural Gas Co.
7.50%, 11/15/26	300,000	319,169
8.38%, 06/15/32	210,000	247,838
El Paso Performance-Linked Trust
7.75%, 07/15/11 144A	1,460,000	1,507,143
Electronic Data Systems Corporation
7.13%, 10/15/09	1,000,000	1,018,569
Energy Transfer Partners LP
5.65%, 08/01/12	275,000	272,747
5.95%, 02/01/15	550,000	536,972
Entergy Gulf States, Inc.
6.11%, 12/08/08 144A†	1,900,000	1,907,311
Enterprise Products Operating LP
4.95%, 06/01/10	650,000	647,758
7.03%, 01/15/38†	350,000	321,178
8.38%, 08/01/45†	350,000	360,272
Exelon Corporation
5.63%, 06/15/35Δ	675,000	606,421
FirstEnergy Corporation
6.45%, 11/15/11	60,000	62,088
7.38%, 11/15/31	1,400,000	1,536,570
Ford Motor Co.
7.45%, 07/16/31Δ	550,000	434,500
Ford Motor Credit Co.
6.63%, 06/16/08	350,000	347,413
7.38%, 10/28/09	650,000	637,661
5.70%, 01/15/10	125,000	117,612
7.88%, 06/15/10Δ	500,000	489,053
10.61%, 06/15/11†	607,000	619,803
8.00%, 12/15/16Δ	1,300,000	1,218,075
Forest City Enterprises, Inc.
7.63%, 06/01/15	20,000	18,950
6.50%, 02/01/17	70,000	62,825
Freeport-McMoRan Copper & Gold, Inc.
8.38%, 04/01/17	420,000	459,900
Freescale Semiconductor, Inc.
8.88%, 12/15/14Δ	75,000	72,750
Fresenius Medical Care Capital Trust II
7.88%, 02/01/08	169,000	169,845
General Electric Capital Corporation
5.66%, 03/04/08†	4,300,000	4,298,813
5.45%, 01/15/13	150,000	151,576
General Electric Co.
5.00%, 02/01/13	920,000	913,019
General Motors Acceptance Corporation
5.13%, 05/09/08Δ	570,000	565,571
5.85%, 01/14/09	220,000	215,390
5.63%, 05/15/09Δ	1,490,000	1,451,139
7.75%, 01/19/10Δ	500,000	496,188
6.88%, 09/15/11Δ	2,315,000	2,204,961
8.00%, 11/01/31Δ	2,100,000	2,065,690
General Motors Corporation
8.25%, 07/15/23	210,000	184,800
8.38%, 07/05/33(E)	170,000	211,907
Georgia Gulf Corporation
9.50%, 10/15/14Δ	60,000	55,200
Georgia-Pacific Corporation
8.13%, 05/15/11	4,000	4,080
7.50%, 12/20/12†	571,428	562,033
Glen Meadow Pass-Through Trust
6.51%, 02/12/17 144A†	600,000	567,786
Goldman Sachs Group LP
4.50%, 06/15/10Δ	930,000	917,200
Goldman Sachs Group, Inc.
5.75%, 10/01/16Δ	1,900,000	1,883,459
6.25%, 09/01/17Δ	4,000,000	4,095,076
GrafTech Finance, Inc.
10.25%, 02/15/12	375,000	392,812
Greenpoint Financial Corporation
3.20%, 06/06/08	300,000	296,099
HCA, Inc.
6.30%, 10/01/12	32,000	28,840
9.13%, 11/15/14 144AΔ	60,000	63,450
6.50%, 02/15/16Δ	686,000	586,530
9.25%, 11/15/16 144AΔ	480,000	511,200
9.63%, 11/15/16 PIK 144AΔ	466,000	498,620
7.69%, 06/15/25	250,000	206,583
Hertz Corporation
8.88%, 01/01/14Δ	115,000	119,025
10.50%, 01/01/16Δ	65,000	70,525
Hess Corporation
7.88%, 10/01/29	150,000	172,894
7.30%, 08/15/31	1,170,000	1,286,364
Host Marriott LP
6.75%, 06/01/16Δ	30,000	29,850
HSBC Finance Corporation
4.63%, 01/15/08	1,130,000	1,127,411
8.00%, 07/15/10	440,000	472,498
7.00%, 05/15/12	390,000	410,440
6.38%, 11/27/12Δ	70,000	72,503
Idearc, Inc.
8.00%, 11/15/16Δ	340,000	340,850
ILFC E-Capital Trust II
6.25%, 12/21/45 144A†Δ	280,000	270,322
Intelsat Corporation
9.00%, 06/15/11	95,000	98,325

27	See Notes to Schedules of Investments.

	Par	Value
iStar Financial, Inc.
5.13%, 04/01/11Δ	$175,000	$164,789
5.65%, 09/15/11	250,000	237,826
5.95%, 10/15/13	200,000	187,933
6.50%, 12/15/13	125,000	120,268
JC Penny Co., Inc.
7.40%, 04/01/37	50,000	52,903
JPMorgan Chase & Co.
5.75%, 01/02/13	320,000	324,878
5.15%, 10/01/15Δ	1,890,000	1,815,203
JPMorgan Chase Bank NA
6.00%, 10/01/17	475,000	480,500
Kansas City Southern Railway
9.50%, 10/01/08	119,000	122,124
Kerr-McGee Corporation
6.95%, 07/01/24	1,000,000	1,038,621
7.88%, 09/15/31	1,830,000	2,122,238
Kinder Morgan Energy Partners LP
6.30%, 02/01/09	150,000	152,040
6.75%, 03/15/11Δ	150,000	156,264
7.13%, 03/15/12	30,000	31,664
5.00%, 12/15/13	200,000	191,083
6.00%, 02/01/17	260,000	257,508
Koch Forest Products, Inc.
6.56%, 12/20/12	3,047,619	2,997,510
6.98%, 12/20/12	350,952	345,182
Kraft Foods, Inc.
6.50%, 08/11/17Δ	300,000	310,448
L-3 Communications Corporation
7.63%, 06/15/12Δ	250,000	256,875
6.38%, 10/15/15	370,000	365,375
Lamar Media Corporation
7.25%, 01/01/13Δ	110,000	111,100
6.63%, 08/15/15Δ	80,000	77,600
Land O’ Lakes, Inc.
9.00%, 12/15/10	125,000	130,000
Lehman Brothers Holdings Capital Trust VII
5.86%, 11/29/49†	1,045,000	996,581
Lehman Brothers Holdings, Inc.
5.25%, 02/06/12Δ	390,000	382,292
6.20%, 09/26/14Δ	925,000	929,965
6.50%, 07/19/17	500,000	507,630
Liberty Media Corporation
7.88%, 07/15/09	10,000	10,342
5.70%, 05/15/13Δ	25,000	23,481
3.75%, 02/15/30 CONV	40,000	23,400
Lincoln National Corporation
7.00%, 05/17/49†Δ	775,000	799,986
Lyondell Chemical Co.
8.00%, 09/15/14	55,000	60,775
8.25%, 09/15/16	35,000	39,638
Merrill Lynch & Co, Inc.
6.40%, 08/28/17Δ	775,000	801,101
MetLife, Inc.
6.40%, 12/15/36Δ	110,000	104,928
Midamerican Energy Holdings Co.
6.13%, 04/01/36Δ	750,000	730,495
5.95%, 05/15/37Δ	150,000	142,156
Mizuho JGB Investment LLC
9.87%, 12/31/49 144A†@	250,000	256,625
Morgan Stanley
5.49%, 01/18/08†Δ	400,000	399,696
3.63%, 04/01/08Δ	110,000	109,280
5.63%, 01/09/12Δ	410,000	413,633
5.75%, 08/31/12Δ	725,000	726,994
5.75%, 10/18/16Δ	3,700,000	3,656,299
5.81%, 10/18/16†	340,000	325,843
Nelnet, Inc.
7.40%, 09/29/36†	475,000	466,331
Nevada Power Co.
5.88%, 01/15/15	350,000	343,546
New Cingular Wireless Services, Inc.
7.88%, 03/01/11	650,000	703,834
8.13%, 05/01/12	135,000	149,840
Nextel Communications, Inc.
5.95%, 03/15/14	294,000	281,053
7.38%, 08/01/15	130,000	132,229
Niagara Mohawk Power Corporation
7.75%, 10/01/08	1,340,000	1,367,032
Nortek, Inc.
8.50%, 09/01/14	62,000	54,095
NRG Energy, Inc.
7.25%, 02/01/14Δ	285,000	286,425
7.38%, 02/01/16	80,000	80,400
7.38%, 01/15/17Δ	35,000	35,088
Omnicom Group, Inc.
5.90%, 04/15/16	700,000	697,434
ONEOK Partners LP
6.65%, 10/01/36Δ	375,000	371,053
6.85%, 10/15/37	325,000	328,602
Oxford Industries, Inc.
8.88%, 06/01/11	95,000	96,425
Pacific Energy Partners LP
7.13%, 06/15/14	60,000	61,586
Pacific Gas & Electric Co.
6.05%, 03/01/34	580,000	571,467
5.80%, 03/01/37	250,000	237,081
PartnerRe Finance II
6.44%, 12/01/49†	75,000	69,537
Patrons’ Legacy
5.65%, 01/17/17 144A	1,320,891	1,314,762
Peabody Energy Corporation
6.88%, 03/15/13	145,000	147,175
7.88%, 11/01/26Δ	2,000,000	2,125,000
Pemex Project Funding Master Trust
9.13%, 10/13/10	1,075,000	1,191,100
6.63%, 06/15/35Δ	60,000	62,129
PHH Corporation
6.00%, 03/01/08	1,075,000	1,078,625
Phoenix Life Insurance Co.
7.15%, 12/15/34 144A	425,000	443,536
Pogo Producing Co.
6.63%, 03/15/15	30,000	30,225
6.88%, 10/01/17Δ	145,000	146,450
Popular North America, Inc.
5.20%, 12/12/07	400,000	399,631
4.25%, 04/01/08	300,000	298,057
5.65%, 04/15/09	250,000	252,074
Pride International, Inc.
7.38%, 07/15/14Δ	130,000	133,900

See Notes to Schedules of Investments.	28

Medium-Duration Bond Fund
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Private Export Funding Corporation
5.45%, 09/15/17	$3,200,000	$3,267,520
Progress Energy, Inc.
5.63%, 01/15/16	150,000	146,794
7.75%, 03/01/31Δ	350,000	404,412
PVNGS II Funding Corporation, Inc.
8.00%, 12/30/15	1,535,000	1,718,964
Qwest Capital Funding, Inc.
7.25%, 02/15/11Δ	200,000	202,000
Qwest Corporation
5.63%, 11/15/08Δ	600,000	602,250
8.88%, 03/15/12	200,000	219,250
7.50%, 06/15/23	500,000	495,000
Rabobank Capital Funding II
5.26%, 12/29/13 144A†Δ	50,000	47,340
Rabobank Capital Funding Trust III
5.25%, 10/31/49 144A†	350,000	322,659
Reinsurance Group of America, Inc.
6.75%, 12/15/35†	250,000	237,081
Residential Capital LLC
6.46%, 04/17/09†	90,000	76,612
6.46%, 05/22/09†	260,000	221,325
6.38%, 06/30/10	850,000	705,912
6.00%, 02/22/11Δ	400,000	326,232
6.50%, 06/01/12	120,000	97,290
Safeco Corporation
4.20%, 02/01/08	450,000	448,800
SemGroup LP
8.75%, 11/15/15 144AΔ	65,000	63,862
Service Corporation International
7.63%, 10/01/18Δ	90,000	93,825
7.50%, 04/01/27	200,000	188,000
SLM Corporation
3.82%, 04/01/09†	1,130,000	1,040,843
Sonat, Inc.
7.63%, 07/15/11Δ	460,000	478,365
Southern Natural Gas Co.
7.35%, 02/15/31	250,000	263,049
8.00%, 03/01/32	400,000	454,174
Sovereign Bank
4.38%, 08/01/13†	525,000	518,456
Sprint Capital Corporation
6.13%, 11/15/08	310,000	312,365
7.63%, 01/30/11	250,000	265,276
8.38%, 03/15/12	340,000	374,701
6.90%, 05/01/19	30,000	30,178
6.88%, 11/15/28	275,000	266,125
8.75%, 03/15/32Δ	210,000	241,471
Steel Dynamics, Inc.
6.75%, 04/01/15 144A	225,000	218,250
Suburban Propane Partners LP
6.88%, 12/15/13	195,000	191,100
Sungard Data Systems, Inc.
9.13%, 08/15/13	120,000	125,400
Swiss Re Capital I LP
6.85%, 05/29/49 144A†	650,000	656,260
Tenet Healthcare Corporation
9.88%, 07/01/14Δ	7,000	6,440
9.25%, 02/01/15Δ	1,382,000	1,226,525
Tennessee Gas Pipeline Co.
7.00%, 10/15/28	175,000	179,007
7.63%, 04/01/37	50,000	54,538
Time Warner Cable, Inc.
5.40%, 07/02/12 144A	1,100,000	1,087,595
6.55%, 05/01/37 144A	325,000	319,846
Time Warner, Inc.
5.73%, 11/13/09†	7,600,000	7,514,394
6.88%, 05/01/12	110,000	115,534
7.70%, 05/01/32@	600,000	660,714
Time Warner Entertainment Co. LP
8.38%, 07/15/33	590,000	693,842
Transcontinental Gas Pipe Line Corporation
6.64%, 04/15/08 144A†	1,500,000	1,486,875
Transocean, Inc.
5.87%, 09/05/08†	2,000,000	1,996,814
Travelers Cos., Inc. (The)
6.25%, 03/15/37†	360,000	348,678
TXU Corporation
4.80%, 11/15/09	500,000	506,880
5.55%, 11/15/14	120,000	97,381
6.50%, 11/15/24Δ	370,000	298,405
6.55%, 11/15/34Δ	1,620,000	1,278,606
TXU Energy Co. LLC
7.00%, 03/15/13Δ	150,000	164,910
Unilever Capital Corporation
7.13%, 11/01/10	285,000	302,956
Union Pacific Corporation
6.65%, 01/15/11	260,000	268,375
United Air Lines, Inc.
9.21%, 01/21/17@	108,051	9,752
9.56%, 10/19/18@	236,236	113,393
United Telephone Co. of Kansas
6.89%, 07/01/08@	500,000	503,801
Ventas Realty LP
8.75%, 05/01/09	70,000	72,625
9.00%, 05/01/12	30,000	32,775
6.50%, 06/01/16	70,000	69,300
Verizon Communications, Inc.
5.55%, 02/15/16Δ	2,100,000	2,082,685
5.85%, 09/15/35Δ	600,000	575,090
Verizon Global Funding Corporation
7.38%, 09/01/12	290,000	316,068
4.38%, 06/01/13	140,000	132,587
Visteon Corporation
8.25%, 08/01/10Δ	145,000	128,325
Wachovia Bank NA
5.40%, 03/23/09†	750,000	749,119
Wachovia Capital Trust III
5.80%, 08/29/49†	580,000	576,553
Wachovia Corporation
5.25%, 08/01/14Δ	1,850,000	1,815,662
Washington Mutual, Inc.
8.25%, 04/01/10	250,000	263,885
Waste Management, Inc.
7.75%, 05/15/32Δ	980,000	1,103,789
Wells Fargo Capital X
5.95%, 12/15/36Δ	200,000	184,134
Westlake Chemical Corporation
6.63%, 01/15/16	85,000	81,175

29	See Notes to Schedules of Investments.

	Par	Value
Weyerhaeuser Co.
6.75%, 03/15/12	$735,000	$763,793
Williams Cos., Inc.
7.50%, 01/15/31	20,000	20,850
7.75%, 06/15/31Δ	200,000	211,250
8.75%, 03/15/32Δ	983,000	1,136,594
Windstream Corporation
8.63%, 08/01/16Δ	500,000	535,625
Xerox Corporation
7.13%, 06/15/10	250,000	259,827
6.75%, 02/01/17	70,000	71,772
XTO Energy, Inc.
7.50%, 04/15/12	43,000	46,506
ZFS Finance USA Trust II
6.45%, 12/15/49 144A†Δ	500,000	483,689

Total Corporate Bonds
(Cost $164,371,351)		164,633,706

FOREIGN BONDS — 8.5%
Argentina — 0.4%
Republic of Argentina
7.00%, 09/12/13	2,350,000	2,046,934
2.00%, 01/03/16(P)†	4,250,000	1,997,471
5.83%, 12/31/33(P)†	790,000	306,581

		4,350,986

Australia — 0.1%
QBE Insurance Group, Ltd.
5.65%, 07/01/23 144A†@	525,000	514,706

Belgium — 1.3%
Belgium Treasury Bill
3.99%, 10/11/07(E)Ω	11,500,000	16,382,773

Bermuda — 0.5%
Arch Capital Group, Ltd.
7.35%, 05/01/34	475,000	515,359
Aspen Insurance Holdings, Ltd.
6.00%, 08/15/14	325,000	311,387
Catlin Insurance Co., Ltd.
7.25%, 12/31/49 144A†@	375,000	354,289
Endurance Specialty Holdings, Ltd.
6.15%, 10/15/15	425,000	407,905
Intelsat Bermuda, Ltd.
9.25%, 06/15/16	60,000	62,550
Intelsat Subsidiary Holding Co., Ltd.
8.63%, 01/15/15Δ	375,000	384,375
Merna Reinsurance, Ltd.
7.11%, 07/07/10 144A†	950,000	949,857
Tyco International Group SA
6.13%, 11/01/08	90,000	91,009
6.00%, 11/15/13	2,920,000	2,951,244

		6,027,975

Brazil — 0.1%
Federative Republic of Brazil
10.13%, 05/15/27	21,000	30,009
7.13%, 01/20/37Δ	19,000	21,271
11.00%, 08/17/40Δ	515,000	689,456
Petrobras International Finance Co.
6.13%, 10/06/16	870,000	881,041

		1,621,777

Canada — 0.4%
Anadarko Finance Co.
7.50%, 05/01/31Δ	460,000	502,406
Bombardier, Inc.
7.25%, 11/15/16 144A(E)@Δ	250,000	364,507
Canadian Government Inflationary Index
4.00%, 12/01/31(C)	230,000	386,268
Canadian Natural Resources, Ltd.
5.70%, 05/15/17	225,000	220,008
5.85%, 02/01/35	50,000	46,570
6.50%, 02/15/37Δ	450,000	450,365
6.25%, 03/15/38Δ	150,000	145,201
Conoco Funding Co.
7.25%, 10/15/31	315,000	356,253
General Motors Nova Scotia Finance Co.
6.85%, 10/15/08Δ	1,670,000	1,657,475
Hydro Quebec
6.30%, 05/11/11	305,000	320,355
OPTI Canada, Inc.
8.25%, 12/15/14 144AΔ	125,000	126,563
Rogers Cable, Inc.
5.50%, 03/15/14	250,000	241,394
6.75%, 03/15/15	10,000	10,291
Rogers Wireless, Inc.
6.38%, 03/01/14	90,000	91,034
Sun Media Corporation
7.63%, 02/15/13	90,000	88,875
Western Oil Sands, Inc.
8.38%, 05/01/12	165,000	182,944

		5,190,509

Cayman Islands — 0.5%
MUFG Capital Finance 1, Ltd.
6.35%, 07/25/25†Δ	450,000	426,915
Petroleum Export, Ltd.
4.62%, 06/15/10 144A	600,000	592,133
4.63%, 06/15/10 144A	800,000	789,622
Resona Preferred Global Securities Cayman, Ltd.
7.19%, 07/30/49 144A†Δ	690,000	693,442
Shinsei Finance Cayman, Ltd.
6.42%, 07/20/49 144A†Δ	1,130,000	1,049,474
Systems 2001 Asset Trust LLC
6.66%, 09/15/13 144A	807,465	851,116
Vale Overseas, Ltd.
8.25%, 01/17/34Δ	40,000	47,541
6.88%, 11/21/36	1,491,000	1,543,583
Willow Re, Ltd.
10.49%, 06/16/10 144A†	300,000	303,081

		6,296,907

Chile — 0.0%
Codelco, Inc.
4.75%, 10/15/14 144AΔ	210,000	200,994

Colombia — 0.1%
Republic of Colombia
7.38%, 09/18/37Δ	458,000	504,945
TGI International, Ltd.
9.50%, 10/03/17 144A@	260,000	260,000

		764,945

See Notes to Schedules of Investments.	30

Medium-Duration Bond Fund
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
France — 0.2%
AXA SA
6.46%, 12/14/18 144A†Δ	$150,000	$138,826
Compagnie Generale de Geophysique - Veritas
7.75%, 05/15/17	155,000	160,425
Compagnie Generale de Geophysique SA
7.50%, 05/15/15(E)Δ	200,000	207,000
French Treasury Bill
3.82%, 11/08/07(E)Ω	1,500,000	2,130,317
Legrand SA
8.50%, 02/15/25	250,000	293,750

		2,930,318

Germany — 0.4%
Deutsche Bank AG
6.00%, 09/01/17Δ	3,100,000	3,145,874
Deutsche Bundesrepublik
3.75%, 01/04/15(E)	1,450,000	2,002,385

		5,148,259

Iceland — 0.5%
Glitnir Banki HF
6.33%, 07/28/11 144A	600,000	610,858
6.38%, 09/25/12 144A	580,000	581,973
6.69%, 06/15/16 144A†	1,000,000	1,022,839
7.45%, 09/14/16 144A†Δ	100,000	98,693
Kaupthing Bank HF
6.05%, 04/12/11 144A†	1,630,000	1,618,140
5.75%, 10/04/11 144A	250,000	247,003
7.13%, 05/19/16 144A	350,000	353,794
Landsbanki Islands HF
6.10%, 08/25/11 144A	1,500,000	1,521,003

		6,054,303

India — 0.1%
ICICI Bank, Ltd.
6.38%, 04/30/22 144A†	618,000	578,900
6.38%, 04/30/22†	430,000	396,374

		975,274

Ireland — 0.1%
DEPFA ACS Bank
5.13%, 03/16/37 144A	800,000	750,601
VTB 24 Capital PLC
6.15%, 12/07/09†	370,000	369,370

		1,119,971

Italy — 0.2%
Republic of Italy
3.80%, 03/27/08(J)	156,000,000	1,377,537
Telecom Italia Capital SA
4.00%, 01/15/10Δ	225,000	219,182
5.25%, 11/15/13	165,000	160,338
4.95%, 09/30/14	835,000	790,357
5.25%, 10/01/15	130,000	123,610

		2,671,024

Japan — 0.1%
Aiful Corporation
5.00%, 08/10/10 144A	600,000	580,433
Resona Bank, Ltd.
4.13%, 06/27/49 144A(E)†@	500,000	655,248
5.85%, 07/15/49 144A†@	475,000	447,466

		1,683,147

Luxembourg — 1.0%
Enel Finance International SA
5.70%, 01/15/13 144A@	700,000	706,222
FMC Finance III SA
6.88%, 07/15/17 144AΔ	250,000	250,000
Gaz Capital for Gazprom
6.21%, 11/22/16 144A	1,300,000	1,291,810
6.51%, 03/07/22 144AΔ	640,000	635,136
GazInvest Luxemburg SA for Gazprombank
7.25%, 10/30/08	700,000	708,610
RSHB Capital SA for OJSC Russian Agricultural Bank
6.30%, 05/15/17 144A	1,240,000	1,170,436
TNK-BP Finance SA
7.50%, 07/18/16 144A	780,000	776,568
6.63%, 03/20/17 144A	260,000	242,788
Tyco Electronics Group SA
6.00%, 10/01/12 144A@	250,000	253,306
Unicredito Luxembourg Finance SA
5.41%, 10/24/08 144A†	4,000,000	4,002,748
VTB Capital SA for Vneshtorgbank
5.96%, 08/01/08 144A†	970,000	961,512
5.96%, 08/01/08†	800,000	796,285

		11,795,421

Marshall Islands — 0.0%
Teekay Shipping Corporation
8.88%, 07/15/11Δ	176,000	185,680

Mexico — 0.2%
America Movil SA de CV
5.50%, 03/01/14Δ	300,000	297,209
United Mexican States
6.75%, 09/27/34Δ	2,100,000	2,289,000

		2,586,209

Netherlands — 0.8%
Deutsche Telekom International Finance BV
5.75%, 03/23/16Δ	510,000	504,812
8.25%, 06/15/30Δ	600,000	736,583
Dutch Treasury Certificate
5.95%, 10/31/07(E)Ω	2,000,000	2,843,018
Intergas Finance BV
6.38%, 05/14/17 144A	980,000	948,836
NXP BV
7.88%, 10/15/14	30,000	28,988
9.50%, 10/15/15	105,000	98,175
Rabobank Nederland
0.20%, 06/20/08(J)	150,000,000	1,298,823
Royal KPN NV
8.00%, 10/01/10	780,000	839,550
TPSA Finance BV
7.75%, 12/10/08 144AΔ	375,000	386,075
TuranAlem Finance BV
8.25%, 01/22/37 144A	1,440,000	1,220,400
8.25%, 01/22/37Δ	650,000	546,812

		9,452,072

31	See Notes to Schedules of Investments.

	Par	Value
Panama — 0.1%
Republic of Panama
7.13%, 01/29/26	$315,000	$341,775
6.70%, 01/26/36Δ	784,000	809,480

		1,151,255

Russia — 0.2%
Russian Federation
8.25%, 03/31/10Δ	1,933,387	2,014,589
7.50%, 03/31/30 STEP	656,700	741,777

		2,756,366

South Korea — 0.0%
Export-Import Bank of Korea
5.25%, 02/10/14 144A	235,000	230,219

Supranational — 0.8%
Inter-American Development Bank
1.00%, 03/24/15	13,000,000	9,759,919

United Kingdom — 0.3%
HBOS Capital Funding LP
6.07%, 12/31/49 144A†	600,000	578,023
HSBC Capital Funding LP
4.61%, 12/29/49 144A†	960,000	904,148
Inmarsat Finance PLC
8.47%, 11/15/12	375,000	360,938
Royal Bank of Scotland Group PLC
5.24%, 12/21/07 144A†	1,100,000	1,099,816
7.64%, 03/31/45†	300,000	300,000
6.99%, 10/29/45 144A†	370,000	378,222

		3,621,147

Venezuela — 0.1%
Petrozuata Finance, Inc.
8.22%, 04/01/17	704,000	705,760
8.22%, 04/01/17 144A	330,000	330,825

		1,036,585

Total Foreign Bonds
(Cost $103,019,660)		104,508,741

LOAN AGREEMENTS — 1.1%
Chrysler Finance Co. Bridge Loan
5.00%, 08/03/14	3,200,000	3,200,365
Ford Motor Co. Tranche B
8.95%, 11/29/13†	2,686,500	2,611,874
SLM Corporation Bridge Loan
0.00%, 06/30/08@	7,200,000	7,176,342

Total Loan Agreements
(Cost $12,893,517)		12,988,581

MORTGAGE-BACKED SECURITIES — 69.6%
ABN AMRO Mortgage Corporation
14.70%, 06/25/33 IOΩ@	633,151	74,439
Adjustable Rate Mortgage Trust
5.00%, 04/25/35†	309,487	306,122
Bank of America Commercial Mortgage, Inc.
5.12%, 10/10/45†	3,000,000	2,932,637
5.63%, 07/10/46	1,000,000	1,006,358
5.35%, 09/10/47 STRIP†	3,000,000	2,964,999
Bank of America Funding Corporation
5.40%, 07/20/36†	2,987,200	2,977,089
Bank of America Mortgage Securities, Inc.
5.67%, 07/25/34†	889,433	894,071
Bear Stearns Adjustable Rate Mortgage Trust
5.61%, 02/25/33†	349,136	347,823
4.44%, 04/25/34†	499,945	494,010
5.33%, 05/25/34†	1,403,157	1,370,145
3.52%, 06/25/34†	1,300,000	1,271,571
4.13%, 03/25/35†	2,983,823	2,947,247
5.08%, 06/25/35†	1,148,613	1,134,954
Bear Stearns Alt-A Trust
5.45%, 02/25/34 STEP	173,495	171,381
5.38%, 05/25/35†	868,753	863,598
5.51%, 09/25/35†	1,232,053	1,230,210
Bear Stearns Alt-A Trust II
6.30%, 09/25/47†	2,941,301	2,850,887
Bear Stearns Structured Products, Inc.
6.40%, 01/25/09 144A†	4,900,000	4,824,638
5.68%, 09/25/37†	2,174,811	2,166,268
5.85%, 09/25/45 144A†	4,619,010	4,597,024
Chase Mortgage Finance Corporation
4.36%, 02/01/37†	1,776,350	1,759,244
4.50%, 02/01/37†	877,151	868,976
Citigroup Commercial Mortgage Trust
5.82%, 11/15/36 144A†	285,397	284,704
Citigroup Mortgage Loan Trust, Inc.
4.90%, 12/25/35†	2,847,566	2,770,788
Commerical Mortgage Asset Trust
7.55%, 01/17/10†	425,490	439,265
Countrywide Alternative Loan Trust
5.50%, 10/25/33	219,534	213,771
5.48%, 09/25/35†	2,815,250	2,768,886
6.53%, 09/25/35†	396,514	391,681
5.46%, 10/25/35†	1,779,089	1,754,269
5.70%, 11/20/35†	901,563	879,740
5.80%, 11/20/35†	1,019,332	990,622
5.82%, 11/20/35†	2,026,854	1,969,425
5.83%, 11/20/35†	3,125,420	3,058,772
5.40%, 12/25/35†	1,014,033	991,990
5.43%, 12/25/35†	1,746,379	1,689,711
5.40%, 02/25/36†	1,913,841	1,874,761
Countrywide Home Loan Mortgage Pass-Through Trust
4.57%, 11/20/34†	421,232	415,066
4.90%, 08/20/35†	1,692,985	1,668,150
5.37%, 03/25/36†	727,486	707,679
CS First Boston Mortgage Securities Corporation
13.17%, 04/25/33 IOΩ@	42,483	1,512
11.85%, 05/25/33 IOΩ@	36,213	899
13.36%, 06/25/33 IOΩ@	36,926	1,662
8.27%, 07/25/33 IOΩ†@	463,096	322
13.66%, 07/25/33 IOΩ@	786,893	114,565
8.28%, 08/25/33 IOΩ†@	560,675	1,345
6.53%, 06/15/34	1,500,000	1,567,421

See Notes to Schedules of Investments.	32

Medium-Duration Bond Fund
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Federal Home Loan Mortgage Corporation
7.00%, 11/01/14	$45,562	$47,174
7.00%, 04/01/15	59,129	61,220
8.00%, 06/01/15	198	198
7.00%, 12/01/15	45,643	47,174
6.00%, 04/15/16	56,790	56,791
8.50%, 06/01/16	14,903	15,858
4.50%, 05/01/18	196,534	189,764
4.50%, 06/01/18	47,541	45,882
8.50%, 06/01/18	10,186	10,839
4.50%, 09/01/18	186,371	179,867
4.50%, 10/01/18	137,638	132,848
4.50%, 11/01/18	141,899	136,965
4.50%, 12/01/18	438,281	422,985
5.00%, 12/01/18	822,636	808,724
4.50%, 01/01/19	51,398	49,604
4.50%, 03/01/19	103,201	99,585
4.50%, 06/01/19	1,908,171	1,841,574
5.00%, 06/01/20	688,812	676,409
5.00%, 07/01/20	708,377	694,556
0.70%, 04/15/22 POΩ	42,926	42,834
8.00%, 08/01/24	6,974	7,393
7.50%, 11/01/29	20,976	21,980
6.50%, 12/01/29	454,114	467,108
7.50%, 12/01/29	33,700	35,314
7.50%, 02/01/31	39,548	41,356
7.15%, 07/01/31†	63,588	64,463
7.11%, 08/01/31†	3,930	3,990
7.50%, 11/01/31	48,509	50,699
7.35%, 04/01/32†	11,549	11,666
4.28%, 03/01/34†	16,943	17,028
5.50%, 05/01/35	2,555,129	2,505,024
(0.82)%, 08/15/35Ω†@	138,358	146,527
5.00%, 09/01/35	2,174,945	2,078,088
5.00%, 10/01/35	864,084	825,603
5.00%, 10/13/35 TBA	200,000	190,750
5.00%, 11/01/35	1,856,391	1,773,721
5.00%, 12/01/35	1,833,819	1,752,154
5.00%, 12/01/35	787,908	752,820
5.00%, 12/01/35	1,123,626	1,073,588
6.00%, 02/01/36	1,916,243	1,918,865
6.07%, 01/01/37†	2,463,454	2,499,025
5.70%, 04/01/37†	4,439,863	4,458,333
(1.11)%, 04/15/37Ω†@	91,555	104,601
5.50%, 11/13/37 TBA	3,000,000	2,936,250
4.00%, 01/01/49	4,244,059	4,000,387
Federal Housing Administration
7.43%, 10/01/18	211,388	209,320
Federal National Mortgage Association
6.50%, 05/25/08	40,114	40,202
4.00%, 06/01/13	91,044	88,940
4.00%, 07/01/13	121,296	118,493
4.00%, 08/01/13	170,054	166,082
4.00%, 09/01/13	321,351	313,762
4.00%, 10/01/13	667,844	651,879
8.00%, 06/01/15	42,590	44,711
8.00%, 06/15/15	13,472	14,143
8.00%, 07/01/15	30,905	32,444
8.00%, 09/01/15	67,263	69,522
5.00%, 12/25/15	210,206	209,930
6.00%, 05/01/16	195,642	198,691
6.00%, 07/01/16	25,181	25,573
5.00%, 11/01/17	239,432	235,574
5.00%, 12/01/17	1,911,538	1,880,233
5.00%, 01/01/18	3,062,224	3,012,302
5.00%, 02/01/18	674,405	663,304
5.50%, 02/01/18	212,755	212,261
4.50%, 04/01/18	157,409	151,966
5.00%, 04/01/18	990,366	973,508
4.50%, 05/01/18	1,365,572	1,318,352
5.00%, 05/01/18	1,354,159	1,331,320
4.50%, 06/01/18	3,348,886	3,233,108
5.00%, 06/01/18	295,411	290,030
4.50%, 07/01/18	316,835	305,879
4.00%, 09/01/18	4,215,656	3,985,404
4.50%, 09/01/18	2,757,131	2,661,789
4.50%, 10/01/18	73,830	71,277
4.50%, 11/01/18	283,254	273,459
5.00%, 11/01/18	511,729	503,019
5.00%, 11/01/18	285,544	280,943
4.50%, 12/01/18	354,180	341,934
4.50%, 01/01/19	74,203	71,637
5.00%, 02/01/19	194,921	191,413
4.50%, 03/01/19	103,094	99,529
5.00%, 03/01/19	1,470,014	1,443,556
5.00%, 04/01/19	1,919,635	1,885,913
4.00%, 05/01/19	11,261,209	10,632,373
4.50%, 07/01/19	64,100	61,779
4.50%, 08/01/19	57,631	55,544
5.00%, 08/01/19	680,212	667,968
4.50%, 09/01/19	859,125	829,416
6.00%, 09/01/19	1,037,289	1,053,450
5.00%, 10/01/19	288,010	282,826
5.00%, 11/01/19	1,279,251	1,256,225
4.50%, 03/01/20	245,753	237,255
4.50%, 04/01/20	638,353	616,278
4.50%, 08/01/20	402,085	387,245
4.50%, 09/01/20	294,484	283,615
6.00%, 12/01/20	1,956,107	1,986,584
4.50%, 03/01/21	369,894	356,173
4.50%, 08/01/21	33,652	32,403
5.97%, 08/25/21 IOΩ	290	8,039
6.00%, 10/21/21 TBA	550,000	557,219
6.99%, 10/25/21 IOΩ	566	12,247
19.12%, 01/25/22†	130,974	147,327
3.97%, 03/25/22†	98,351	98,240
4.50%, 04/01/22	332,429	320,126
9.50%, 05/01/22	6,698	7,284
4.50%, 06/01/22	1,530,040	1,473,415
5.63%, 07/01/22†	32,290	32,604
5.00%, 10/01/22 TBA	7,500,000	7,350,000
5.50%, 10/01/22 TBA	10,800,000	10,773,000
6.00%, 01/01/23	174,190	175,937
9.50%, 07/01/24	12,591	13,640
5.47%, 07/01/27†	44,844	45,281
7.13%, 08/01/27†	107,225	107,485
5.47%, 11/01/27†	86,869	87,716
7.39%, 02/01/30†	183,063	185,191
5.73%, 05/25/30†	2,353,659	2,359,203
7.34%, 06/01/30†	32,480	32,805
8.00%, 10/01/30	71,787	75,662
6.06%, 10/18/30†	70,370	70,743
7.63%, 12/01/30†	11,161	11,234
5.47%, 01/01/31†	13,490	13,632
6.00%, 01/01/31	31,172	31,397
6.95%, 05/01/31†	19,139	19,225

33	See Notes to Schedules of Investments.

	Par	Value
7.00%, 06/01/31†	$71,452	$72,628
7.05%, 06/01/31†	10,466	10,532
6.00%, 01/01/32	76,897	77,350
6.00%, 03/01/32	347,289	349,620
6.50%, 03/01/32	379,795	389,395
6.00%, 04/01/32	699,472	703,587
5.47%, 06/01/32†	22,721	22,732
5.63%, 08/01/32†	40,068	40,750
7.13%, 02/01/33†	7,458	7,529
5.50%, 05/01/33	18,998,000	18,661,443
5.63%, 05/01/33†	94,207	94,295
0.01%, 07/25/33 IOΩ†	457,176	32,860
3.85%, 10/01/33†	1,380,341	1,378,409
5.50%, 04/01/34	15,281,358	15,012,702
0.01%, 04/25/34 IOΩ†@	659,244	25,852
0.01%, 06/25/34 IOΩ†@	1,001,986	73,924
5.50%, 09/01/34	14,623,684	14,353,052
4.50%, 10/01/34	327,435	304,655
6.00%, 10/01/34	153,171	153,732
4.50%, 11/01/34	1,345,138	1,249,431
5.50%, 11/01/34	17,532,173	17,207,715
4.50%, 12/01/34	380,466	353,157
4.55%, 12/01/34†	795,228	787,191
6.00%, 01/01/35	2,639,825	2,649,491
4.50%, 02/01/35	439,885	408,311
5.50%, 02/01/35	24,312,223	23,862,292
4.50%, 03/01/35	1,791,598	1,663,010
4.50%, 04/01/35	958,933	890,109
4.50%, 05/01/35	791,989	735,147
6.00%, 05/01/35	3,177,619	3,185,082
0.82%, 05/25/35†@	94,253	93,210
4.50%, 07/01/35	479,796	445,360
6.00%, 07/01/35	1,058,190	1,060,675
4.50%, 09/01/35	129,571	120,272
5.50%, 09/01/35	1,222,785	1,199,152
4.50%, 10/01/35	322,094	298,977
5.50%, 10/01/35	429,207	420,912
5.50%, 10/01/35 TBA	3,000,000	2,938,125
6.00%, 10/01/35 TBA	26,800,000	26,833,500
6.00%, 10/01/35	308,420	309,144
4.50%, 10/13/35 TBA	1,800,000	1,669,500
5.00%, 11/01/35 TBA	9,000,000	8,580,942
5.47%, 11/01/35†	41,962	41,902
6.00%, 11/01/35	1,643,384	1,647,244
7.01%, 11/01/35†	550,359	569,236
7.03%, 11/01/35†	1,695,110	1,749,635
7.04%, 11/01/35†	534,098	549,192
6.00%, 01/01/36	882,040	884,111
5.00%, 02/01/36	15,248,926	14,569,423
6.00%, 02/01/36	1,168,711	1,170,657
6.00%, 03/01/36	862,305	863,741
5.50%, 04/01/36	789,768	765,678
5.51%, 05/01/36†	532,789	538,595
6.00%, 05/01/36	886,274	887,749
5.50%, 06/01/36	932,173	913,222
6.00%, 07/01/36	1,272,778	1,274,897
6.00%, 08/01/36	949,889	951,471
5.00%, 09/01/36	956,501	913,879
6.00%, 09/01/36	8,218,755	8,232,440
0.17%, 09/25/36Ω†@	90,470	97,029
6.00%, 10/01/36	9,693,794	9,709,935
6.00%, 10/01/36	1,076,126	1,077,918
6.50%, 10/01/36	100,001	101,836
5.00%, 10/12/36 TBA	57,300,000	54,649,875
5.50%, 11/01/36	1,999,999	1,959,338
5.50%, 11/01/36 TBA	800,000	783,000
6.00%, 01/01/37	939,159	940,723
6.50%, 01/01/37	77,375	78,794
5.52%, 02/01/37†	4,730,389	4,741,388
7.00%, 04/01/37	11,101,840	11,458,753
5.63%, 06/01/37†	4,003,690	4,014,464
5.50%, 07/01/37	2,000,000	1,958,995
6.00%, 07/01/37	16,537,226	16,561,958
6.50%, 10/01/37 TBA	21,080,000	21,462,075
7.00%, 10/01/37 TBA	6,000,000	6,191,250
7.50%, 10/01/37 TBA	3,000,000	3,106,875
5.00%, 10/11/37 TBA	29,400,000	28,040,250
5.50%, 10/11/37 TBA	12,200,000	11,948,375
6.00%, 10/11/37 TBA	25,000,000	25,031,250
6.00%, 11/01/37 TBA	23,550,000	23,557,348
6.50%, 11/01/37 TBA	400,000	406,875
5.00%, 11/13/37 TBA	7,000,000	6,674,066
5.50%, 11/13/37 TBA	25,000,000	24,468,750
5.47%, 12/01/37†	200,565	202,760
5.53%, 01/01/38†	85,256	86,194
6.42%, 06/01/40†	160,450	161,225
6.42%, 10/01/40†	441,810	443,425
5.47%, 11/01/40†	72,220	73,022
FFCA Secured Lending Corporation
8.50%, 07/18/20 IO 144AΩ†@	1,468,630	43,662
FHLMC Structured Pass-Through Securities
6.43%, 07/25/44†	2,868,426	2,863,565
First Horizon Alternative Mortgage Securities
4.73%, 06/25/34†	1,041,971	1,033,691
First Horizon Asset Securities, Inc.
4.75%, 12/25/34†	190,076	187,518
First Union National Bank Commercial Mortgage Trust
7.20%, 10/01/32	1,500,000	1,580,826
General Electric Capital Commercial Mortgage Corporation
5.51%, 11/10/45†	1,230,000	1,225,428
GMAC Commercial Mortgage Securities, Inc.
6.28%, 11/15/39	2,000,000	2,083,570
GMAC Mortgage Corporation Loan Trust
4.40%, 06/25/34†	937,939	924,601
Government National Mortgage Association
7.00%, 10/15/25	66,972	70,273
7.00%, 01/15/26	27,442	28,788
7.00%, 07/15/27	209,422	219,638
7.00%, 12/15/27	4,057	4,255
7.00%, 01/15/28	32,872	34,454
7.00%, 03/15/28	253,122	265,476
7.00%, 07/15/28	28,346	29,711
7.50%, 07/15/28	15,574	16,354
6.50%, 08/15/28	26,453	27,144
7.00%, 08/15/28	41,694	43,700
7.50%, 08/15/28	19,267	20,232
6.50%, 09/15/28	172,698	177,214
7.00%, 10/15/28	79,451	83,274

See Notes to Schedules of Investments.	34

Medium-Duration Bond Fund
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
7.50%, 03/15/29	$66,520	$69,881
7.50%, 11/15/29	25,604	26,876
6.13%, 11/20/29†	117,509	118,641
8.50%, 08/15/30	5,897	6,353
8.50%, 11/20/30	42,758	45,887
6.50%, 08/15/31	223,674	228,654
7.50%, 08/15/31	75,550	79,240
6.50%, 10/15/31	383,605	392,416
6.00%, 11/15/31	1,056,049	1,062,855
6.50%, 11/15/31	387,550	396,178
6.00%, 12/15/31	292,061	293,943
6.00%, 01/15/32	527,846	532,405
6.00%, 02/15/32	581,313	585,059
6.50%, 02/15/32	670,518	686,468
7.50%, 02/15/32	46,115	48,315
12.74%, 02/16/32†	233,823	278,412
6.00%, 04/15/32	531,383	535,973
6.50%, 04/15/32	387,456	396,082
7.50%, 04/15/32	98,418	103,112
6.50%, 06/15/32	1,322,433	1,353,783
6.50%, 07/15/32	188,055	192,241
6.50%, 08/15/32	573,224	585,985
6.50%, 09/15/32	658,947	673,616
6.00%, 10/15/32	665,055	669,340
6.00%, 11/15/32	625,668	630,047
6.00%, 12/15/32	271,756	273,508
6.50%, 12/15/32	43,065	44,023
6.00%, 01/15/33	294,252	296,148
6.00%, 02/15/33	217,318	218,718
6.50%, 03/15/33	110,105	112,557
5.00%, 04/15/33	335,115	324,766
6.50%, 04/15/33	1,632,169	1,668,506
5.00%, 05/15/33	2,319,239	2,248,290
6.00%, 05/15/33	1,514,209	1,523,966
5.00%, 06/15/33	290,600	281,625
6.00%, 06/15/33	212,171	213,538
5.00%, 07/15/33	708,164	686,295
5.00%, 08/15/33	1,438,206	1,392,036
5.00%, 09/15/33	1,012,776	979,741
5.00%, 10/15/33	551,509	533,828
6.00%, 10/15/33	950,791	956,918
6.50%, 10/15/33	304,380	311,156
5.00%, 11/15/33	69,165	67,050
6.00%, 12/15/33	1,171,509	1,179,059
5.00%, 01/15/34	459,723	445,317
5.00%, 03/15/34	577,052	558,969
5.00%, 04/15/34	218,996	212,134
5.00%, 05/15/34	134,222	130,016
5.00%, 06/15/34	893,338	865,344
5.00%, 08/15/34	588,156	569,725
5.00%, 11/15/34	1,349,419	1,307,133
5.00%, 12/15/34	1,204,603	1,166,854
5.00%, 01/15/35	824,325	798,069
5.00%, 02/15/35	24,064	23,297
5.00%, 03/15/35	30,764	29,784
5.00%, 04/15/35	4,602,276	4,455,687
5.00%, 05/15/35	64,432	62,380
5.00%, 06/15/35	137,844	133,453
5.00%, 07/15/35	325,924	315,543
5.00%, 08/15/35	387,735	375,386
5.00%, 09/15/35	1,755,418	1,699,505
5.00%, 10/15/35	1,224,291	1,185,296
5.00%, 11/15/35	7,170,827	6,942,429
5.00%, 12/15/35	25,957	25,130
5.00%, 03/15/36	843,943	816,644
5.00%, 04/15/36	35,963	34,797
5.00%, 05/15/36	698,410	675,769
5.00%, 06/15/36	1,322,811	1,279,928
6.00%, 06/15/36	909,847	915,755
5.00%, 09/15/36	7,669,613	7,419,019
5.00%, 10/15/36	35,320	34,175
5.50%, 01/15/37	999,900	986,033
5.00%, 02/15/37	1,003,135	970,414
5.00%, 04/15/37	164,523	159,158
5.50%, 04/15/37	17,999,105	17,747,782
5.00%, 05/15/37	333,932	323,040
5.50%, 05/15/37	1,217,836	1,200,946
5.00%, 06/15/37	324,995	314,394
5.50%, 06/15/37	9,781,072	9,645,423
5.50%, 07/15/37	224,640	221,525
5.00%, 09/15/37	1,056,105	1,021,656
5.50%, 09/15/37	2,775,060	2,736,574
5.50%, 10/18/37 TBA	1,000,000	985,938
GreenPoint Mortgage Funding Trust
5.21%, 03/25/37†	4,390,374	4,315,410
GS Mortgage Securities Corporation II
4.68%, 07/10/39	1,300,000	1,264,700
GSMPS Mortgage Loan Trust
5.36%, 02/25/35 144A†	450,743	446,303
5.48%, 09/25/35 144A†	2,573,092	2,576,685
GSR Mortgage Loan Trust
4.54%, 10/25/35†	1,329,355	1,316,146
HarborView Mortgage Loan Trust
5.81%, 11/19/35 STEP	505,861	496,616
5.75%, 12/19/35†	758,155	739,513
5.74%, 01/19/36 STEP	309,263	304,410
5.75%, 01/19/36 STEP	1,494,239	1,461,945
5.69%, 12/19/37†	1,697,195	1,656,771
Impac CMB Trust
5.49%, 10/25/34†	221,950	222,019
5.39%, 11/25/35 STEP	1,779,516	1,726,465
Impac Secured Assets CMN Owner Trust
5.38%, 05/25/35†	1,511,814	1,479,645
Indymac ARM Trust
6.68%, 09/28/31†	30,179	30,081
Indymac INDA Mortgage Loan Trust
6.29%, 11/01/37†	650,000	649,645
Indymac Index Mortgage Loan Trust
5.38%, 08/25/35†	562,233	561,606
5.10%, 09/25/35†	651,412	641,175
5.45%, 09/25/35†	700,443	692,787
5.35%, 04/25/46†	1,270,316	1,245,013
JP Morgan Chase Commercial Mortgage Securities Corporation
4.90%, 09/12/37	3,400,000	3,272,639
4.92%, 10/15/42†	200,000	192,838
5.43%, 12/12/43	1,500,000	1,485,813
JP Morgan Mortgage Trust
5.02%, 02/25/35†	1,464,907	1,418,676
4.07%, 07/25/35†	926,889	910,655
4.20%, 07/25/35†	936,222	921,264

35	See Notes to Schedules of Investments.

	Par	Value
4.77%, 07/25/35†	$896,642	$887,581
5.07%, 07/25/35†	686,352	679,223
LB-UBS Commercial Mortgage Trust
4.66%, 07/15/30	1,000,000	971,638
4.74%, 07/15/30	830,000	792,063
5.16%, 02/15/31	2,000,000	1,937,654
8.06%, 06/15/36 IO 144AΩ†@	4,492,975	134,662
4.95%, 09/15/40	900,000	870,280
Luminent Mortgage Trust
5.32%, 07/25/36†	723,108	705,083
5.49%, 12/25/36†	4,434,767	4,303,144
5.33%, 02/25/46†	1,246,641	1,223,797
MASTR Adjustable Rate Mortgages Trust
5.22%, 05/25/34†	500,425	499,382
5.71%, 05/25/45†	4,328,900	4,203,803
5.88%, 11/25/46†	887,598	863,429
MASTR Reperforming Loan Trust
7.00%, 08/25/34 144A	1,050,615	1,097,063
Merrill Lynch-Countrywide Financial Corporation Commercial Mortgage Trust
5.49%, 03/01/45	960,000	949,174
MLCC Mortgage Investors, Inc.
5.46%, 09/25/27 STEP	656,289	649,566
Morgan Stanley Capital I
5.16%, 10/12/42†	3,000,000	2,937,514
5.51%, 11/12/49†	2,300,000	2,286,066
Opteum Mortgage Acceptance Corporation
5.30%, 08/25/35†	209,964	209,949
Prime Mortgage Trust
5.50%, 05/25/35 144A	8,276,878	8,190,496
6.00%, 05/25/35 144A	1,129,090	1,133,655
6.00%, 11/25/36 144A	4,324,206	4,274,213
Residential Accredit Loans, Inc.
6.02%, 01/25/46†	1,208,575	1,178,738
Residential Funding Mortgage Securities I
5.19%, 09/25/35†	799,313	783,667
5.21%, 09/25/35†	1,501,955	1,486,896
Sequoia Mortgage Trust
5.71%, 07/20/33†	346,431	341,580
5.78%, 11/20/34 STEP	358,384	356,097
Structured Adjustable Rate Mortgage Loan Trust
4.38%, 05/25/34†	571,107	559,157
5.25%, 09/25/34†	255,064	254,252
5.45%, 11/25/34†	1,019,789	1,019,166
5.47%, 08/25/35†	947,286	930,864
Structured Asset Mortgage Investments, Inc.
5.75%, 12/19/34	286,193	285,287
5.44%, 12/25/35†	1,290,664	1,264,675
5.36%, 02/25/36†	1,256,162	1,214,381
6.39%, 01/31/37	2,784,403	2,777,442
Structured Asset Securities Corporation
4.53%, 09/25/33†	1,000,000	992,288
Thornburg Mortgage Securities Trust
5.24%, 06/25/09†	3,784,342	3,760,439
5.33%, 12/25/35†	4,044,929	4,028,658
5.30%, 01/25/36†	5,706,653	5,678,061
6.23%, 08/25/37†	1,779,993	1,762,336
6.24%, 08/25/37†	1,947,907	1,948,179
Wachovia Bank Commercial Mortgage Trust
5.39%, 10/15/44 STRIP†	3,000,000	2,961,670
WAMU Alternative Mortgage Pass-Through Certificates
5.82%, 11/25/46†	2,683,056	2,587,991
Washington Mutual, Inc.
8.29%, 01/25/08 IOΩ†@	712,590	2,110
8.21%, 05/25/08 IOΩ@	1,595,767	3,168
9.03%, 06/25/08 IOΩ†@	2,484,891	11,584
5.67%, 12/25/27 STEP	3,121,389	3,121,101
4.68%, 02/25/33†	115,689	115,363
4.24%, 06/25/34†	691,977	681,346
6.38%, 06/25/42†	77,971	76,752
5.42%, 07/25/45†	1,976,432	1,922,785
5.45%, 07/25/45†	1,216,286	1,201,437
5.45%, 08/25/45†	3,909,407	3,828,865
5.42%, 10/25/45†	3,547,795	3,468,872
5.39%, 11/25/45†	1,509,363	1,484,907
5.40%, 12/25/45†	989,594	975,225
5.42%, 12/25/45†	2,097,939	2,057,881
9.21%, 01/01/49 IOΩ†@	1,791,177	8,545
Wells Fargo Mortgage-Backed Securities Trust
3.54%, 09/25/34†	2,440,000	2,386,340
5.04%, 04/25/35†	3,091,494	2,986,986
4.98%, 10/25/35†	1,670,168	1,673,493
5.09%, 03/25/36†	3,298,514	3,259,205
Zuni Mortgage Loan Trust
5.26%, 07/25/36†	2,170,224	2,153,607

Total Mortgage-Backed Securities
(Cost $856,085,011)		851,970,975

MUNICIPAL BONDS — 0.3%
South Carolina Transportation Infrastructure Bank, Series A Revenue Bond (AMBAC Insured)
5.00%, 10/01/23	2,700,000	2,786,697
Virginia State Housing Development Authority, Commonwealth Mortgage, Series H Revenue Bond (MBIA Insured)
5.38%, 07/01/36	1,000,000	1,025,270

Total Municipal Bonds
(Cost $3,632,398)		3,811,967

	Number of Contracts
PURCHASED OPTIONS — 0.7%
Call Options — 0.3%
10-Year U.S. Treasury Note Futures, Strike Price $129.00, Expires 12/31/07	400	6,250
2-Year U.S. Treasury Note Futures, Strike Price $115.00, Expires 12/31/07	106	1,656
30-Year Federal National Mortgage Association, Strike Price $98.00, Expires 11/06/07	900	11,155

See Notes to Schedules of Investments.	36

Medium-Duration Bond Fund
SCHEDULE OF INVESTMENTS (Continued)

	Number of Contracts	Value
30-Year U.S. Treasury Note Futures, Strike Price $132.00, Expires 12/29/07	84	$1,312
30-Year U.S. Treasury Note Futures, Strike Price $136.00, Expires 12/29/07	140	2,188
90-Day Eurodollar Futures, Strike Price $94.00, Expires 03/17/08	650	2,405,000
90-Day Eurodollar Futures, Strike Price $95.00, Expires 03/17/08	13	17,956
90-Day Eurodollar Futures, Strike Price $95.25, Expires 03/17/08	297	285,862
90-Day Eurodollar Futures, Strike Price $95.25, Expires 06/16/08	437	584,488
90-Day Eurodollar Futures, Strike Price $95.25, Expires 12/17/07	153	54,506
Euro vs. Japanese Yen, Strike Price $148.40, Expires 06/03/10	10,000	86,404
Euro vs. Japanese Yen, Strike Price $158.35, Expires 06/04/08	43,000	216,248
Euro vs. U.S. Dollar, Strike Price $1.38, Expires 05/21/10	17,000	147,189
U.S. Dollar vs. Japanese Yen, Strike Price $105.40, Expires 03/31/10	9,000	415,350

		4,235,564

Call Swaptions — 0.3%
3-Month LIBOR, Strike Price $4.55, Expires 09/19/08	4,500	312,450
3-Month LIBOR, Strike Price $4.72, Expires 12/31/08	5,200	444,621
3-Month LIBOR, Strike Price $4.75, Expires 03/31/08	2,720	214,719
3-Month LIBOR, Strike Price $4.75, Expires 09/26/08	2,770	244,515
3-Month LIBOR, Strike Price $4.75, Expires 12/15/08	4,870	430,732
3-Month LIBOR, Strike Price $4.84, Expires 11/23/07	1,850	133,012
3-Month LIBOR, Strike Price $5.00, Expires 02/01/08	4,270	434,299
3-Month LIBOR, Strike Price $5.00, Expires 12/15/08	9,140	1,039,731
3-Month LIBOR, Strike Price $5.00, Expires 12/20/07	2,240	209,826

		3,463,905

Put Options — 0.1%
30-Year Federal National Mortgage Association, Strike Price $83.00, Expires 12/05/07	3,100	22
30-Year Federal National Mortgage Association, Strike Price $86.00, Expires 12/05/07	1,930	147
30-Year Federal National Mortgage Association, Strike Price $89.00, Expires 11/06/07	2,020	95
30-Year Federal National Mortgage Association, Strike Price $89.00, Expires 12/05/07	2,180	1,190
30-Year Government National Mortgage Association, Strike Price $80.00, Expires 12/12/07	360	—
30-Year Government National Mortgage Association, Strike Price $86.00, Expires 12/12/07	3,250	153
30-Year Government National Mortgage Association, Strike Price $89.00, Expires 12/12/07	3,100	1,897
Euro vs. Japanese Yen, Strike Price $148.40, Expires 06/03/10	10,000	86,384
Euro vs. Japanese Yen, Strike Price $158.35, Expires 06/04/08	43,000	156,986
Euro vs. U.S. Dollar, Strike Price $1.38, Expires 05/21/10	17,000	55,669
U.S. Dollar vs. Japanese Yen, Strike Price $105.40, Expires 03/31/10	9,000	415,305

		717,848

Total Purchased Options
(Cost $5,613,327)		8,417,317

	Shares
PREFERRED STOCKS — 0.1%
CORTS Trust for Ford Motor Co.	9,100	168,350
Federal National Mortgage Association	1,900	99,038
General Motors Corporation CONV	40,650	865,438

Total Preferred Stocks
(Cost $974,088)		1,132,826

MONEY MARKET FUNDS — 19.5%
GuideStone Money Market Fund (GS4 Class)¥	141,618,767	141,618,767
Northern Institutional Liquid Assets Portfolio§	97,337,872	97,337,872

Total Money Market Funds
(Cost $238,956,639)		238,956,639

	Par
U.S. TREASURY OBLIGATIONS — 7.3%
U.S. Treasury Bills
3.77%, 11/29/07‡‡	$50,000	49,703
3.85%, 11/29/07‡‡	355,000	352,889
3.88%, 11/29/07‡‡	35,000	34,792
3.92%, 11/29/07‡‡	50,000	49,703
3.53%, 12/13/07‡‡	15,000	14,889
3.57%, 12/13/07‡‡	95,000	94,299
3.77%, 12/13/07‡‡	1,285,000	1,275,521
3.82%, 12/13/07‡‡	130,000	129,041
3.91%, 12/13/07‡‡	60,000	59,557

		2,060,394

37	See Notes to Schedules of Investments.

	Par	Value
U.S. Treasury Bonds
6.75%, 08/15/26	$1,300,000	$1,594,532
4.75%, 02/15/37Δ	3,490,000	3,442,833
5.00%, 05/15/37Δ	4,110,000	4,217,246

		9,254,611

U.S. Treasury Inflationary Index Bonds
0.88%, 04/15/10Δ	1,340,000	1,424,937
2.38%, 04/15/11Δ	12,410,000	13,112,538
3.38%, 01/15/12Δ	60,000	74,039
2.00%, 07/15/14Δ	1,800,000	1,962,881
1.88%, 07/15/15Δ	6,400,000	6,674,515
2.50%, 07/15/16	4,980,000	5,233,790
2.38%, 01/15/17Δ	1,100,000	1,144,735
2.38%, 01/15/25Δ	3,240,000	3,613,188
2.00%, 01/15/26Δ	1,660,000	1,664,333
2.38%, 01/15/27Δ	1,460,000	1,526,916
3.88%, 04/15/29Δ	4,468,000	7,190,927

		43,622,799

U.S. Treasury Notes
3.25%, 01/15/09Δ	1,100,000	1,090,805
4.63%, 12/31/11Δ	5,670,000	5,771,000
2.00%, 04/15/12Δ	2,400,000	2,446,542
4.63%, 07/31/12Δ	2,940,000	2,992,141
5.13%, 05/15/16Δ	2,400,000	2,501,438

		14,801,926

U.S. Treasury STRIPS
5.04%, 11/15/21ΩΔ	13,480,000	6,683,519
5.05%, 08/15/24ΩΔ	19,700,000	8,492,217
5.04%, 11/15/24ΩΔ	2,200,000	939,752
5.03%, 08/15/25ΩΔ	4,200,000	1,731,475
5.02%, 05/15/26Ω	1,500,000	595,812
5.02%, 11/15/26ΩΔ	3,600,000	1,394,935

		19,837,710

Total U.S. Treasury Obligations
(Cost $88,887,452)		89,577,440

TOTAL INVESTMENTS — 128.4%
(Cost $1,570,809,255)		1,572,606,848

	Number of Contracts
WRITTEN OPTIONS — (0.2)%
Call Options — 0.0%
10-Year U.S. Treasury Note Futures, Strike Price $110.00, Expires 12/31/07	(90)	(59,062)
30-Year Federal National Mortgage Association, Strike Price $100.00, Expires 11/06/07	(1,300)	(17,906)
5-Year U.S. Treasury Note Futures, Strike Price $107.00, Expires 12/31/07	(193)	(138,719)
90-Day Eurodollar Futures, Strike Price $95.50, Expires 03/17/08	(3)	(1,894)

		(217,581)

Call Swaptions — (0.2)%
3-Month LIBOR, Strike Price $ 4.90, Expires 03/31/08	(440)	(56,830)

	Number of Contracts	Value
3-Month LIBOR, Strike Price $4.95, Expires 03/31/08	(700)	$(98,213)
3-Month LIBOR, Strike Price $4.95, Expires 09/26/08	(1,200)	(193,380)
3-Month LIBOR, Strike Price $5.00, Expires 12/15/08	(1,640)	(305,932)
3-Month LIBOR, Strike Price $5.05, Expires 09/19/08	(1,500)	(284,439)
3-Month LIBOR, Strike Price $5.10, Expires 02/01/08	(1,860)	(305,484)
3-Month LIBOR, Strike Price $5.15, Expires 12/20/07	(970)	(161,148)
3-Month LIBOR, Strike Price $5.20, Expires 12/15/08	(3,050)	(727,871)
3-Month LIBOR, Strike Price $5.22, Expires 12/31/08	(1,690)	(414,077)

		(2,547,374)

Put Options — 0.0%
10-Year U.S. Treasury Note Futures, Strike Price $107.00, Expires 02/22/08	(64)	(55,000)

Total Written Options
(Premiums received $(2,067,357))		(2,819,955)

	Par
SECURITY SOLD SHORT — (1.0)%
Government National Mortgage Association
5.00%, 10/18/37 TBA
(Cost $(12,545,625))	$(13,000,000)	(12,545,000)

Liabilities in Excess of Other Assets — (27.2)%		(332,721,315)

NET ASSETS — 100.0%		$1,224,520,578

See Notes to Schedules of Investments.	38

Medium-Duration Bond Fund
SCHEDULE OF INVESTMENTS (Continued)

Swap agreements outstanding at September 30, 2007:

Description	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)
Argentina Peso
Receive floating par in the event of default on Republic of Argentina, 8.28% due 12/31/33 and pay fixed rate of 5.055%(g)	09/20/12	710,000	$(11,677)
Receive floating par in the event of default on Republic of Argentina, 8.28% due 12/31/33 and pay fixed rate of 4.786%(k)	09/20/12	830,000	(10,833)

			(22,510)

Australian Dollar
Receive fixed rate payments of 7.00% and pay variable rate payments on the three month BBSW floating rate(f)	04/15/09	26,700,000	17,917
Receive fixed rate payments of 7.00% and pay variable rate payments on the six month BBSW floating rate(c)	12/15/09	11,000,000	(1,003)

			16,914

Brazil Real
Receive variable rate payments on the three month BRL BRR CDI and pay fixed rate payments of 10.575%(b)	01/02/12	1,000,000	(11,722)

British Pounds
Receive fixed rate payments of 5.00% and pay variable rate payments on the six month LIBOR floating rate(d)	09/15/10	10,200,000	(396,985)
Receive fixed rate payments of 5.00% and pay variable rate payments on the six month LIBOR floating rate(k)	09/15/10	4,000,000	(155,709)
Receive fixed rate payments of 5.00% and pay variable rate payments on the six month LIBOR floating rate(f)	09/15/15	2,500,000	(171,652)
Receive variable rate payments on the six month LIBOR floating rate and pay fixed rate payments of 4.00%(d)	12/15/35	3,700,000	346,427

			(377,919)

Euro
Receive fixed rate payments of 2.1455% and pay variable rate payments on the France CPI Ex-Tobacco(b)	10/15/10	300,000	6,797

Japanese Yen
Receive fixed rate payments of 2.00% and pay variable rate payments on the six month LIBOR floating rate(d)	12/20/16	80,000,000	(12,021)

Mexican Pesos
Receive fixed rate payments of 8.17% and pay variable rate payments on the six month MX BRR TIIE(h)	11/04/16	93,000,000	(90,213)

U.S. Dollars
CMBS AAA 10 year Index basis total return swap(n)	12/31/07	$3,500,000	15,669
CMBS AAA 10 year Index basis total return swap(n)	01/31/08	4,500,000	20,061
CMBS AAA 10 year Index basis total return swap(n)	01/31/08	3,000,000	14,555
CMBS AAA 10 year Index basis total return swap(n)	01/31/08	1,000,000	(7,823)
CMBS AAA 10 year Index basis total return swap(n)	01/31/08	2,000,000	(15,359)
CMBS AAA 10 year Index basis total return swap(n)	01/31/08	4,000,000	(17,381)
CMBS AAA 10 year Index basis total return swap(o)	01/31/08	4,000,000	16,257
CMBS AAA 10 year Index basis total return swap(k)	01/31/08	4,000,000	18,207
CMBS AAA 10 year Index basis total return swap(g)	01/31/08	4,000,000	17,307
Receive fixed rate payments of 0.24% and pay floating par in the event of default on Russian Federation, 7.50% due 03/31/30(i)	02/20/08	1,300,000	(1,167)
CMBS AAA 10 year Index basis total return swap(n)	02/29/08	2,000,000	(13,372)

39	See Notes to Schedules of Investments.

Description	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)
Receive fixed rate payments of 0.055% and pay floating par in the event of default on American International Group, 5.60% due 10/18/16(e)	03/20/08	$5,600,000	$(1,940)
Receive floating par in event of default on Anadarko Petroleum Corp., 5.00% due 10/01/12 and pay fixed rate payments of 0.27%(h)	12/20/08	300,000	(363)
Receive floating par in event of default on Carnival Corp., 6.15% due 04/15/08 and pay fixed rate payments of 0.44%(b)	12/20/08	300,000	(1,290)
Receive floating par in event of default on Countrywide Home Loan, 6.25% due 04/15/09 and pay fixed rate payments of 0.42%(c)	12/20/08	300,000	13,642
Receive floating par in event of default on Devon Financing Corp., 6.875% due 09/30/11 and pay fixed rate payments of 0.35%(h)	12/20/08	500,000	(1,817)
Receive floating par in event of default on Emerson Electric Co., 4.625% due 10/15/12 and pay fixed rate payments of 0.22%(c)	12/20/08	300,000	(618)
Receive floating par in event of default on Kroger Co., 6.75% due 04/15/12 and pay fixed rate payments of 0.53%(c)	12/20/08	300,000	(1,671)
Receive floating par in event of default on Occidental Petroleum, 6.75% due 01/15/12 and pay fixed rate payments of 0.28%(h)	12/20/08	300,000	(836)
Receive floating par in the event of default on Radioshack Corp., 7.375% due 05/15/11 and pay fixed rate payments of 0.37%(b)	12/20/08	300,000	648
Receive fixed rate payments of 5.00% and pay variable rate payments on the six month LIBOR floating rate(f)	12/19/09	7,500,000	59,672
Receive fixed rate payments of 5.00% and pay variable rate payments on the three month LIBOR floating rate(f)	12/19/09	5,200,000	41,309
Receive fixed rate payments of 5.00% and pay variable rate payments on the three month LIBOR floating rate(k)	12/19/09	10,000,000	79,513
Receive fixed rate payments of 5.00% and pay variable rate payments on the three month LIBOR floating rate(e)	12/19/09	17,000,000	135,142
Receive fixed rate payments of 5.00% and pay variable rate payments on the three month LIBOR floating rate(h)	12/19/09	2,300,000	18,298
Receive floating par in the event of default on Republic of Turkey, 11.875% due 01/15/30 and pay fixed rate of 2.25%(c)	09/20/10	1,000,000	(31,195)
Receive floating par in the event of default on Republic of Turkey, 11.875% due 01/15/30 and pay fixed rate of 2.70%(c)	09/20/10	400,000	(17,421)
Receive fixed rate payments of 5.00% and pay variable rate payments on the three month LIBOR floating rate(g)	12/19/10	31,400,000	321,126
Receive floating par in the event of default on DaimlerChrysler NA Holding, 5.75% due 09/08/11 and pay fixed rate of 0.58%(d)	09/20/11	900,000	(8,544)
Receive floating par in the event of default on the Dow Jones CDX HVOLl7 Index and pay fixed rate payments of 0.75%(d)	12/20/11	1,700,000	41,952

See Notes to Schedules of Investments.	40

Medium-Duration Bond Fund
SCHEDULE OF INVESTMENTS (Continued)

Description	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)
Receive floating par in the event of default on the Dow Jones CDX X07 Index and pay fixed rate payments of 1.65%(g)	12/20/11	$4,000,000	$21,732
Receive variable rate payments on the three month BRL BRR CDI and pay fixed rate payments of 10.115%(c)	01/02/12	12,900,000	(253,700)
Receive floating par in the event of default on International Lease Finance Corporation, 5.40% due 02/15/12 and pay fixed rate payments of 0.17%(d)	03/20/12	400,000	2,045
Receive floating par in the event of default on XL Capital (Europe) PLC, 6.50% due 01/15/12 and pay fixed rate payments of 0.205%(d)	03/20/12	500,000	4,016
Receive floating par in the event of default on the Dow Jones CDX HY-8 Index and pay fixed rate payments of 1.60%(h)	06/20/12	1,200,000	1,102
Receive floating par in the event of default on Progress Energy, Inc., 5.625% due 01/15/16 and pay fixed rate payments of 0.09%(d)	06/20/12	1,000,000	10,316
Receive floating par in the event of default on Schlumberger Limited, 1.50% due 06/01/23 and pay fixed rate payments of 0.12%(d)	06/20/12	2,000,000	(2,476)
Receive floating par in the event of default on Target Corporation, 5.875% due 03/01/12 and pay fixed rate payments of 0.11%(c)	06/20/12	1,200,000	6,795
Receive floating par in the event of default on epublic of Argentina, 8.28% due 12/31/33 and pay fixed rate payments of 4.984%(k)	09/20/12	810,000	(12,594)
Receive floating par in the event of default on Morgan Stanley, 6.60% due 04/01/12 and pay fixed rate payments of 0.87%(j)	09/20/12	700,000	10,055
Receive fixed rate payments of 5.00% and pay variable rate payments on the three month LIBOR floating rate(l)	12/19/12	5,100,000	29,393
Receive floating par in the event of default on the CDX North American Investment Grade Index and pay fixed rate payments of 0.60%(g)	12/20/12	25,000,000	(90,342)
Receive floating par in the event of default on Sealed Air Corporation, 5.625% due 07/15/13 and pay fixed rate payments of 0.58%(c)	09/20/13	400,000	3,231
Receive floating par in the event of default on CitiFinancial, 6.625% due 06/01/15 and pay fixed rate payments of 0.145%(d)	06/20/15	300,000	4,220
Receive fixed rate payments of 5.00% and pay variable rate payments on the six month LIBOR floating rate(l)	09/15/15	400,000	(27,702)
Receive floating par in the event of default on Republic of Hungary, 4.75% due 02/03/15 and pay fixed rate payments of 0.535%(c)	05/20/16	1,600,000	(4,926)
Receive floating par in the event of default on Republic of Hungary, 4.75% due 02/03/15 and pay fixed rate payments of 0.54%(g)	05/20/16	1,400,000	(4,793)
Receive floating par in the event of default on Republic of Hungary, 4.75% due 02/03/15 and pay fixed rate payments of 0.545%(k)	05/20/16	2,800,000	(10,549)

41	See Notes to Schedules of Investments.

Description	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)
Receive floating par in the event of default on Omnicom Group, Inc., 5.90% due 04/15/16 and pay fixed rate payments of 0.39%(c)	06/20/16	$700,000	$4,243
Receive fixed rate payments of 2.00% and pay variable rate payments on the six month LIBOR floating rate(b)	12/20/16	210,000,000	(31,556)
Receive floating par in the event of default on Bank of America NA, 5.62% due 10/14/16 and pay fixed rate payments of 0.17%(f)	12/20/16	1,700,000	29,823
Receive floating par in the event of default on the Dow Jones CDX IG7 Index and pay fixed rate payments of 0.65%(c)	12/20/16	3,900,000	50,830
Receive floating par in the event of default on Federal Republic of Brazil, 12.50% due 03/06/30 and pay fixed rate payments of 1.04%(k)	05/20/17	1,000,000	(11,330)
Receive floating par in the event of default on Autozone BP RYL, 5.875% due 10/15/12 and pay fixed rate payments of 0.635%(l)	06/20/17	900,000	(2,278)
Receive floating par in the event of default on Autozone BP RYL, 5.875% due 10/15/12 and pay fixed rate payments of 0.64%(l)	06/20/17	600,000	(1,746)
Receive floating par in the event of default on Autozone BP RYL, 5.875% due 10/15/12 and pay fixed rate payments of 0.665%(l)	06/20/17	1,700,000	(8,164)
Receive floating par in the event of default on Newell Rubbermaid BP RYL, 6.75% due 03/15/12 and pay fixed rate payments of 0.485%(l)	06/20/17	900,000	(3,079)
Receive floating par in the event of default on Newell Rubbermaid BP UAG, 6.75% due 03/15/12 and pay fixed rate payments of 0.48%(b)	06/20/17	500,000	(1,520)
Receive floating par in the event of default on the Dow Jones CDX IG8 Index and pay fixed rate payments of 0.60%(d)	06/20/17	4,000,000	(54,346)
Receive floating par in the event of default on GMAC LLC, 6.875% due 08/28/12 and pay fixed rate payments of 3.53%(k)	09/20/17	8,400,000	105,168
Receive fixed rate payments of 5.00% and pay variable rate payments on the three month LIBOR floating rate(f)	12/19/17	1,300,000	(21,029)
Receive fixed rate payments of 5.00% and pay variable rate payments on the three month LIBOR floating rate(k)	12/19/17	1,800,000	(29,125)
Receive variable rate payments on the six month LIBOR floating rate and pay fixed rate payments of 4.00%(k)	12/15/35	4,900,000	458,766
Receive fixed rate payments of 5.00% and pay variable rate payments on the three month LIBOR floating rate(k)	12/19/37	4,200,000	(272,891)
Receive fixed rate payments of 5.00% and pay variable rate payments on the three month LIBOR floating rate(c)	12/19/37	600,000	(38,983)

			551,167

			$60,493

See Notes to Schedules of Investments.	42

Extended-Duration Bond Fund
SCHEDULE OF INVESTMENTS	September 30, 2007 (Unaudited)

	Par	Value
AGENCY OBLIGATION — 0.3%
Federal National Mortgage Association
2.29%, 02/19/09(G)
(Cost $1,477,847)	$2,500,000	$1,673,243

ASSET-BACKED SECURITIES — 8.0%
Capital One Multi-Asset Execution Trust
5.75%, 07/15/20	14,300,000	14,304,290
Chase Issuance Trust
5.23%, 04/15/19	5,025,000	4,943,665
Citibank Credit Card Issuance Trust
6.15%, 06/15/39	12,650,000	12,729,946
Community Program Loan Trust
4.50%, 04/01/29	1,950,000	1,830,432
Discover Card Master Trust
5.65%, 03/16/20	12,100,000	12,078,341

Total Asset-Backed Securities
(Cost $45,783,475)		45,886,674

CORPORATE BONDS — 44.0%
Albertson’s, Inc.
7.75%, 06/15/26Δ	800,000	799,334
6.63%, 06/01/28	105,000	93,653
7.45%, 08/01/29Δ	985,000	953,090
8.00%, 05/01/31Δ	110,000	112,204
American Express Co.
6.15%, 08/28/17	7,375,000	7,456,184
American International Group, Inc.
6.25%, 05/01/36Δ	4,115,000	4,189,346
Anadarko Petroleum Corporation
5.95%, 09/15/16	1,080,000	1,071,476
6.45%, 09/15/36	760,000	750,643
Apache Corporation
6.00%, 01/15/37Δ	1,640,000	1,583,968
Arrow Electronics, Inc.
6.88%, 07/01/13	250,000	261,912
ASIF Global Financing XXVII
2.38%, 02/26/09 144A(G)	6,700,000	4,483,304
AstraZeneca PLC
6.45%, 09/15/37	12,750,000	13,264,666
AT&T Corporation
6.50%, 03/15/29Δ	125,000	126,252
AT&T, Inc.
6.50%, 09/01/37Δ	15,945,000	16,495,868
Avnet, Inc.
6.00%, 09/01/15	875,000	856,683
Bank of America NA
6.00%, 10/15/36Δ	6,250,000	6,152,737
Barclays Financial LLC
4.16%, 02/22/10 144A(T)	25,000,000	702,626
4.10%, 03/22/10 144A(T)	7,000,000	196,368
4.06%, 09/16/10 144A(W)	730,000,000	787,031
Borden, Inc.
7.88%, 02/15/23	1,200,000	972,000
Bristol-Myers Squibb Co.
4.86%, 09/15/23 CONV†	310,000	312,728
Bruce Mansfield Unit
6.85%, 06/01/34 144A	1,255,000	1,276,912
Caterpillar Financial Services Corporation
5.85%, 09/01/17Δ	4,910,000	4,963,956
Chesapeake Energy Corporation
6.88%, 01/15/16Δ	610,000	613,050
6.50%, 08/15/17Δ	45,000	43,988
6.88%, 11/15/20Δ	320,000	314,800
CIT Group Holdings, Inc.
5.40%, 01/30/16	1,153,000	1,043,172
CIT Group, Inc.
5.50%, 12/01/14(U)	600,000	1,066,609
Citigroup, Inc.
6.00%, 08/15/17Δ	6,299,000	6,457,237
5.88%, 05/29/37Δ	2,948,000	2,851,409
Comcast Corporation
5.50%, 03/15/11Δ	500,000	501,351
5.65%, 06/15/35Δ	570,000	510,548
6.50%, 11/15/35	555,000	549,784
6.45%, 03/15/37	2,480,000	2,456,321
6.95%, 08/15/37	650,000	684,451
Commonwealth Edison Co.
4.75%, 12/01/11@	335,000	329,830
Constellation Energy Group, Inc.
4.55%, 06/15/15Δ	750,000	681,328
Continental Airlines, Inc.
6.95%, 02/02/11	261,580	255,825
8.31%, 04/02/18Δ	470,105	469,703
7.57%, 03/15/20Δ	406,965	399,388
Corning, Inc.
6.20%, 03/15/16	230,000	235,221
7.25%, 08/15/36	850,000	894,092
Cox Communications, Inc.
6.75%, 03/15/11	250,000	261,159
Cummins, Inc.
6.75%, 02/15/27	750,000	743,128
5.65%, 03/01/28	1,400,000	1,059,957
7.13%, 03/01/28	425,000	439,849
DCP Midstream LP
6.45%, 11/03/36 144A	490,000	470,563
Devon Energy Corporation
4.95%, 08/15/08 CONV	963,000	1,686,454
Dillard’s, Inc.
7.75%, 07/15/26	890,000	806,562
7.00%, 12/01/28	500,000	418,125
El Paso Corporation
7.00%, 05/15/11	400,000	408,443
Federated Retail Holdings, Inc.
6.38%, 03/15/37	240,000	220,134
First Industrial LP
7.60%, 07/15/28	1,000,000	1,054,757
Foot Locker, Inc.
8.50%, 01/15/22	1,000,000	960,000
Ford Motor Co.
6.63%, 10/01/28	680,000	510,000
6.38%, 02/01/29Δ	1,255,000	928,700
Ford Motor Credit Co.
5.70%, 01/15/10	135,000	127,020
7.00%, 10/01/13	315,000	285,002
8.00%, 12/15/16Δ	1,000,000	936,981
General Electric Capital Corporation
5.63%, 09/15/17Δ	3,489,000	3,494,628

43	See Notes to Schedules of Investments.

	Par	Value
6.75%, 03/15/32Δ	$3,150,000	$3,478,904
6.15%, 08/07/37Δ	5,055,000	5,205,669
General Motors Acceptance Corporation
6.88%, 08/28/12Δ	250,000	234,733
Georgia-Pacific Corporation
8.00%, 01/15/24Δ	30,000	29,400
7.38%, 12/01/25Δ	240,000	224,400
7.25%, 06/01/28	300,000	276,000
7.75%, 11/15/29Δ	3,700,000	3,533,500
8.88%, 05/15/31	60,000	60,450
GTE Corporation
6.94%, 04/15/28	10,000	10,422
HCA, Inc.
6.30%, 10/01/12	1,500,000	1,351,875
7.58%, 09/15/25	1,000,000	819,921
7.05%, 12/01/27	500,000	381,151
Health Care Property Investors, Inc.
6.00%, 03/01/15	1,500,000	1,466,964
Highwoods Properties, Inc.
7.50%, 04/15/18	1,500,000	1,598,124
Historic TW, Inc.
6.63%, 05/15/29Δ	60,000	58,927
Home Depot, Inc.
5.88%, 12/16/36	555,000	475,569
HSBC Bank USA NA
3.31%, 08/25/10 144A	700,000	774,690
5.88%, 11/01/34	6,960,000	6,590,542
IMC Global, Inc.
7.38%, 08/01/18	500,000	487,500
7.30%, 01/15/28	690,000	658,950
iStar Financial, Inc.
5.70%, 03/01/14Δ	1,171,000	1,077,046
JC Penney Corporation, Inc.
6.38%, 10/15/36Δ	755,000	708,682
Johnson & Johnson
5.95%, 08/15/37	13,150,000	13,531,758
JPMorgan Chase & Co.
6.13%, 06/27/17Δ	3,050,000	3,115,224
JPMorgan Chase Bank NA
6.00%, 10/01/17	3,750,000	3,793,417
JPMorgan Chase Capital XXV
6.80%, 10/01/37	7,603,000	7,638,894
Kimberly-Clark Corporation
6.63%, 08/01/37	4,124,000	4,410,424
Kinder Morgan Energy Partners LP
5.80%, 03/15/35	280,000	248,060
Knight, Inc.
7.25%, 03/01/28	500,000	467,959
Lennar Corporation
5.60%, 05/31/15	935,000	805,616
6.50%, 04/15/16 144AΔ	625,000	565,857
Lowe’s Cos., Inc.
6.65%, 09/15/37	3,051,000	3,092,622
MidAmerican Energy Holdings Co.
5.88%, 10/01/12	1,000,000	1,016,529
6.50%, 09/15/37 144AΔ	685,000	694,692
Motorola, Inc.
6.50%, 11/15/28Δ	500,000	483,104
NiSource Finance Corporation
6.15%, 03/01/13	1,000,000	1,023,506
6.40%, 03/15/18Δ	1,640,000	1,655,165
Northern Telecom Capital
7.88%, 06/15/26	450,000	382,500
Owens Corning, Inc.
6.50%, 12/01/16	240,000	232,191
7.00%, 12/01/36	355,000	346,555
PacifiCorp
6.25%, 10/15/37	8,188,000	8,177,765
Pemex Project Funding Master Trust
8.63%, 02/01/22	1,000,000	1,238,441
8.63%, 12/01/23	1,000,000	1,239,000
Pioneer Natural Resources Co.
7.20%, 01/15/28	2,500,000	2,247,072
Pitney Bowes, Inc.
5.75%, 09/15/17	2,440,000	2,448,123
PPL Electric Utilities Corporation
6.45%, 08/15/37	3,731,000	3,798,953
Preston Corporation
7.00%, 05/01/11 CONV	250,000	241,987
Procter & Gamble Co.
5.55%, 03/05/37Δ	2,082,000	1,996,103
Pulte Homes, Inc.
5.20%, 02/15/15	40,000	33,402
7.88%, 06/15/32	1,500,000	1,298,848
6.38%, 05/15/33	1,000,000	761,966
Qwest Corporation
7.25%, 09/15/25	1,000,000	987,500
6.88%, 09/15/33Δ	2,250,000	2,115,000
Raytheon Co.
6.40%, 12/15/18	2,600,000	2,704,393
7.20%, 08/15/27Δ	250,000	281,001
7.00%, 11/01/28	750,000	824,041
San Diego Gas & Electric Co.
6.13%, 09/15/37	2,134,000	2,143,264
Southern Natural Gas Co.
7.35%, 02/15/31	1,750,000	1,841,343
Sprint Capital Corporation
6.88%, 11/15/28	3,305,000	3,198,338
Swift Energy Co.
7.63%, 07/15/11Δ	150,000	151,125
Tennessee Gas Pipeline Co.
7.00%, 10/15/28	750,000	767,171
Time Warner, Inc.
7.63%, 04/15/31	35,000	38,177
6.50%, 11/15/36	120,000	116,143
Toll Brothers Finance Corporation
5.15%, 05/15/15Δ	1,285,000	1,102,222
Toro Co.
6.63%, 05/01/37	300,000	300,364
Union Pacific Resources Group
7.15%, 05/15/28	250,000	259,175
Verizon Global Funding Corporation
5.85%, 09/15/35Δ	2,420,000	2,319,529
Verizon Maryland, Inc.
5.13%, 06/15/33	50,000	41,392
Verizon New York, Inc.
7.38%, 04/01/32	385,000	411,081
Wachovia Bank NA
5.85%, 02/01/37	9,439,000	9,049,368

See Notes to Schedules of Investments.	44

Extended-Duration Bond Fund
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Wal-Mart Stores, Inc.
5.25%, 09/01/35	$2,972,000	$2,615,309
6.50%, 08/15/37	12,350,000	12,858,981
WellPoint, Inc.
6.38%, 06/15/37Δ	2,080,000	2,068,735
Wells Fargo Bank NA
5.95%, 08/26/36Δ	1,300,000	1,274,740
Western Union Co.
6.20%, 11/17/36	2,155,000	2,083,055
Williams Cos., Inc.
7.50%, 01/15/31	1,250,000	1,303,125
Xerox Capital Trust I
8.00%, 02/01/27	1,500,000	1,517,005
XTO Energy, Inc.
6.10%, 04/01/36Δ	50,000	48,523

Total Corporate Bonds
(Cost $244,761,903)		251,941,762

FOREIGN BONDS — 15.5%
Australia — 0.1%
Qantas Airways, Ltd.
6.05%, 04/15/16 144A	345,000	343,064

Brazil — 1.3%
Federative Republic of Brazil
10.25%, 01/10/28(B)	2,525,000	1,453,287
8.25%, 01/20/34Δ	4,750,000	5,994,500

		7,447,787

Canada — 5.2%
British Columbia Generic Residual
4.48%, 06/09/14 STRIP(C)Ω	10,230,000	7,616,061
Canada Generic Residual
4.51%, 06/01/25 STRIP(C)Ω	4,110,000	1,867,712
Canadian Government
4.25%, 09/01/08(C)	3,405,000	3,424,342
4.00%, 06/01/16(C)Δ	575,000	564,161
Canadian National Railway Co.
6.38%, 11/15/37	3,051,000	3,098,022
Kinder Morgan Finance Co.
5.70%, 01/05/16Δ	125,000	114,243
6.40%, 01/05/36	665,000	570,033
Methanex Corporation
6.00%, 08/15/15	25,000	23,614
Ontario Generic Residual
5.02%, 07/13/22 STRIP(C)Ω	3,900,000	1,872,267
5.07%, 03/08/29 STRIP(C)Ω	7,000,000	2,407,665
Saskatchewan Residual
4.51%, 04/10/14 STRIP(C)Ω	7,500,000	5,624,340
4.92%, 02/04/22 STRIP(C)Ω	3,000,000	1,484,844
Talisman Energy, Inc.
5.85%, 02/01/37Δ	670,000	599,347
6.25%, 02/01/38	435,000	411,142

		29,677,793

Cayman Islands — 0.1%
Enersis SA
7.40%, 12/01/16	625,000	674,302

Egypt — 1.3%
Egypt Government AID Bonds
4.45%, 09/15/15	7,365,000	7,155,849

Iceland — 0.9%
Glitnir Banki HF
6.38%, 09/25/12 144A	5,025,000	5,042,095

Luxembourg — 0.1%
Telecom Italia Capital SA
6.38%, 11/15/33	410,000	396,915
6.00%, 09/30/34Δ	415,000	387,111

		784,026

Malaysia — 0.0%
Telekom Malaysia BHD
7.88%, 08/01/25 144A	225,000	262,524

Mexico — 0.9%
Mexican Bonos
9.00%, 12/20/12(M)	23,000,000	2,214,960
8.00%, 12/07/23(M)	34,000,000	3,128,184

		5,343,144

Netherlands — 0.3%
Rabobank Nederland
13.50%, 01/28/08 144A(I)	110,000,000	1,775,081

Philippines — 0.2%
Philippine Long Distance Telephone Co.
8.35%, 03/06/17	500,000	549,350
Quezon Power (Philippines), Ltd.
8.86%, 06/15/17	407,206	413,314

		962,664

Spain — 0.6%
Telefonica Emisones SAU
7.05%, 06/20/36Δ	3,105,000	3,317,928

Supranational — 2.1%
Inter-American Development Bank
12.89%, 05/11/09(B)Ω	7,500,000	3,338,789
6.00%, 12/15/17(Z)	12,250,000	8,475,517

		11,814,306

Sweden — 0.4%
Swedish Government
6.50%, 05/05/08(K)	14,640,000	2,306,150

United Kingdom — 2.0%
Standard Chartered Bank
6.40%, 09/26/17 144A	10,502,000	10,535,575
Vodafone Group PLC
6.15%, 02/27/37Δ	1,000,000	962,768

		11,498,343

Total Foreign Bonds
(Cost $75,071,802)		88,405,056

MORTGAGE-BACKED SECURITIES — 0.1%
Federal Home Loan Mortgage Corporation
5.00%, 12/01/31	193,836	186,091
Federal National Mortgage Association
5.00%, 07/25/23	291,145	290,549

Total Mortgage-Backed Securities
(Cost $444,319)		476,640

45	See Notes to Schedules of Investments.

	Shares	Value
PREFERRED STOCK — 0.0%
Chesapeake Energy Corporation CONV
(Cost $33,899)	330	$36,795

MONEY MARKET FUNDS — 30.2%
GuideStone Money Market Fund (GS4 Class)¥	6,789,657	6,789,657
Northern Institutional Liquid Assets Portfolio§	166,275,384	166,275,384

Total Money Market Funds
(Cost $173,065,041)		173,065,041

	Par
U.S. TREASURY OBLIGATIONS — 29.8%
U.S. Treasury Bonds
8.13%, 08/15/19Δ	$3,290,000	4,286,511
8.00%, 11/15/21Δ	80,328,000	105,970,229
4.50%, 02/15/36Δ	53,353,000	50,597,851
4.75%, 02/15/37Δ	2,254,000	2,223,537

		163,078,128

U.S. Treasury Note
4.63%, 10/31/11Δ	7,055,000	7,182,879

Total U.S. Treasury Obligations
(Cost $169,719,071)		170,261,007

TOTAL INVESTMENTS — 127.9%
(Cost $710,357,357)		731,746,218
Liabilities in Excess of Other Assets — (27.9)%		(159,745,794)

NET ASSETS — 100.0%		$572,000,424

See Notes to Schedules of Investments.	46

Global Bond Fund
SCHEDULE OF INVESTMENTS	September 30, 2007 (Unaudited)

	Par	Value
AGENCY OBLIGATIONS — 0.2%
Federal National Mortgage Association
4.61%, 03/17/08	$30,000	$29,390
4.88%, 03/17/08‡‡	15,000	14,695
5.01%, 03/17/08	175,000	171,444
5.03%, 03/17/08‡‡	30,000	29,390

Total Agency Obligations
(Cost $244,217)		244,919

ASSET-BACKED SECURITIES — 4.3%
Bear Stearns Asset-Backed Securities Trust
5.80%, 10/25/33 STEP	169,203	164,152
Capital One Master Trust
5.95%, 12/15/10†	600,000	600,598
Carrington Mortgage Loan Trust
5.83%, 10/25/35†	199,844	196,588
GMAC Mortgage Corporation Loan Trust
5.39%, 12/25/36†	1,900,000	1,875,372
Lehman XS Trust
5.22%, 02/25/37†	790,536	784,173
Morgan Stanley Mortgage Loan Trust
5.25%, 10/25/36†	531,687	531,725
Origen Manufactured Housing
5.90%, 11/15/18†	153,258	152,830
RAAC Series
5.47%, 07/25/37 144A†	491,154	489,099
Residential Asset Securities Corporation
6.35%, 03/25/32	93,566	93,233
SACO I, Inc.
5.30%, 09/25/35†	159,579	155,145
Security National Mortgage Loan Trust
5.41%, 01/25/37 144A†	311,319	310,103

Total Asset-Backed Securities
(Cost $5,400,702)		5,353,018

CORPORATE BONDS — 28.1%
Activant Solutions, Inc.
9.50%, 05/01/16	65,000	57,362
Advanced Medical Optics, Inc.
7.50%, 05/01/17	45,000	41,625
AES Corporation
8.38%, 03/01/11(U)	50,000	99,742
8.75%, 05/15/13 144A	500,000	525,625
Affinion Group, Inc.
10.13%, 10/15/13Δ	100,000	106,000
11.50%, 10/15/15	105,000	110,775
Allegheny Energy Supply
7.80%, 03/15/11Δ	90,000	94,950
Alliant Techsystems, Inc.
6.75%, 04/01/16	100,000	99,250
Allied Security Escrow Corporation
11.38%, 07/15/11	160,000	160,800
Allied Waste North America, Inc.
6.38%, 04/15/11Δ	130,000	130,975
7.13%, 05/15/16Δ	225,000	231,188
AMC Entertainment, Inc.
11.00%, 02/01/16	20,000	21,400
American International Group, Inc.
5.05%, 10/01/15	100,000	95,592
Anadarko Petroleum Corporation
5.95%, 09/15/16	20,000	19,842
Appleton Papers, Inc.
8.13%, 06/15/11	40,000	39,700
9.75%, 06/15/14Δ	100,000	100,250
Ashtead Capital, Inc.
9.00%, 08/15/16 144AΔ	140,000	138,775
Ashton Woods USA LLC
9.50%, 10/01/15	40,000	31,800
Associated Materials, Inc.
9.75%, 04/15/12Δ	120,000	122,400
17.31%, 03/01/14 STEPΩΔ	190,000	120,650
Autonation, Inc.
7.36%, 04/15/13†	425,000	408,000
Avis Budget Car Rental LLC
8.06%, 05/15/14†	225,000	220,500
Ball Corporation
6.88%, 12/15/12	300,000	305,250
Banca Popolare di Lodi Investors Trust III
6.74%, 06/30/36(E)†	260,000	373,507
Belden & Blake Corporation
8.75%, 07/15/12	120,000	122,700
Blockbuster, Inc.
9.00%, 09/01/12Δ	100,000	90,500
Boeing Capital Corporation, Ltd.
5.80%, 01/15/13Δ	60,000	61,419
Buffets, Inc.
12.50%, 11/01/14Δ	105,000	74,025
CCH I Holdings LLC
11.75%, 05/15/14 STEPΔ	170,000	158,100
12.13%, 01/15/15 STEP	55,000	51,700
11.00%, 10/01/15Δ	350,000	356,125
CDX North America High Yield
7.63%, 06/29/12 144AΔ	1,950,000	1,889,062
Charter Communications Holdings LLC
12.13%, 01/15/12 STEPΔ	70,000	67,462
Chesapeake Energy Corporation
7.50%, 09/15/13Δ	265,000	273,612
6.25%, 01/15/18Δ	30,000	29,100
Cincinnati Bell Telephone Co.
6.30%, 12/01/28Δ	155,000	136,400
Citizens Communications Co.
9.25%, 05/15/11	200,000	218,000
Clear Channel Communications, Inc.
4.63%, 01/15/08Δ	50,000	49,640
CMP Susquehanna Corporation
9.88%, 05/15/14	80,000	74,800
Colorado Interstate Gas Co.
5.95%, 03/15/15	20,000	19,771
6.80%, 11/15/15Δ	125,000	130,027
Comcast Corporation
6.50%, 01/15/15	60,000	62,085
6.50%, 01/15/17	60,000	62,001

47	See Notes to Schedules of Investments.

	Par	Value
Commerzbank Capital Funding Trust I
5.01%, 04/12/37(E)†	$600,000	$782,030
Community Health Systems, Inc.
8.88%, 07/15/15 144A	190,000	196,175
Complete Production Services, Inc.
8.00%, 12/15/16 144A	80,000	79,500
Continental Airlines, Inc.
8.75%, 12/01/11Δ	50,000	48,250
Countrywide Financial Corporation
5.80%, 06/07/12	90,000	84,440
6.25%, 05/15/16Δ	280,000	253,798
CSC Holdings, Inc.
8.13%, 08/15/09	270,000	275,400
DAE Aviation Holdings, Inc.
11.25%, 08/01/15 144A	210,000	220,500
DaVita, Inc.
6.63%, 03/15/13Δ	140,000	139,650
Delhaize America, Inc.
9.00%, 04/15/31	301,000	360,079
Deutsche Postbank Funding Trust IV
5.98%, 06/29/49(E)†	300,000	403,934
Dex Media East LLC
9.88%, 11/15/09	200,000	205,500
12.13%, 11/15/12Δ	70,000	74,900
Dex Media West LLC
9.88%, 08/15/13Δ	275,000	293,906
Dex Media, Inc.
8.17%, 11/15/13 STEPΩ	10,000	9,450
DI Finance
9.50%, 02/15/13	180,000	187,200
Dollar General Corporation
10.63%, 07/15/15 144AΔ	125,000	118,125
11.88%, 07/15/17 PIK 144AΔ	120,000	105,000
Duke Energy Corporation
3.75%, 03/05/08	50,000	49,690
Dynegy Holdings, Inc.
7.75%, 06/01/19 144A	160,000	153,800
E*Trade Financial Corporation
7.38%, 09/15/13	110,000	103,400
EchoStar DBS Corporation
7.13%, 02/01/16	600,000	619,500
Education Management LLC
8.75%, 06/01/14	60,000	61,800
10.25%, 06/01/16Δ	125,000	130,000
El Paso Corporation
7.00%, 06/15/17	150,000	153,058
El Paso Natural Gas Co.
8.63%, 01/15/22	90,000	104,952
8.38%, 06/15/32	75,000	88,514
Enterprise Products Operating LP
8.38%, 08/01/45†	60,000	61,761
EPL Finance Corporation
11.75%, 11/15/13	45,000	46,575
EXCO Resources, Inc.
7.25%, 01/15/11	125,000	125,000
FirstEnergy Corporation
7.38%, 11/15/31	45,000	49,390
Ford Motor Credit Co.
6.63%, 06/16/08	90,000	89,335
5.63%, 10/01/08	240,000	234,550
5.80%, 01/12/09	500,000	483,076
8.11%, 01/13/12†	37,500	35,466
9.81%, 04/15/12†	100,000	103,593
Forest Oil Corporation
8.00%, 06/15/08Δ	100,000	101,500
Freeport-McMoRan Copper & Gold, Inc.
8.38%, 04/01/17	470,000	514,650
Freescale Semiconductor, Inc.
8.88%, 12/15/14Δ	25,000	24,250
FTD, Inc.
7.75%, 02/15/14	25,000	23,875
General Electric Capital Corporation
6.75%, 03/15/32	30,000	33,132
General Motors Acceptance Corporation
8.00%, 11/01/31Δ	600,000	590,197
General Motors Corporation
8.38%, 07/05/33(E)	250,000	311,628
Georgia Gulf Corporation
9.50%, 10/15/14Δ	125,000	115,000
GMAC LLC
6.75%, 12/01/14Δ	650,000	589,953
Goldman Sachs Group, Inc.
6.65%, 05/15/09Δ	20,000	20,517
Graham Packaging Co., Inc.
8.50%, 10/15/12Δ	25,000	24,938
9.88%, 10/15/14Δ	115,000	114,425
Graphic Packaging International Corporation
9.50%, 08/15/13	145,000	149,713
H&E Equipment Services, Inc.
8.38%, 07/15/16	205,000	200,900
Hawaiian Telcom Communications, Inc.
12.50%, 05/01/15Δ	80,000	86,800
Hawker Beechcraft Acquisition Co. LLC
9.75%, 04/01/17 144AΔ	280,000	287,000
HCA, Inc.
8.75%, 11/01/10(U)	140,000	293,600
7.88%, 02/01/11	240,000	236,405
6.50%, 02/15/16Δ	100,000	85,500
9.25%, 11/15/16 144A	60,000	63,900
9.63%, 11/15/16 PIK 144A	85,000	90,950
Hertz Corporation
8.88%, 01/01/14	500,000	517,500
Hess Corporation
6.65%, 08/15/11	60,000	62,780
HSBC Finance Corporation
4.63%, 01/15/08	120,000	119,725
Idearc, Inc.
8.00%, 11/15/16	105,000	105,262
Intelsat Corporation
9.00%, 06/15/11	160,000	165,600
9.00%, 08/15/14Δ	240,000	248,400
Jarden Corporation
7.50%, 05/01/17Δ	100,000	97,250
JPMorgan Chase & Co.
3.63%, 05/01/08	100,000	99,060

See Notes to Schedules of Investments.	48

Global Bond Fund
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Kerr-McGee Corporation
6.95%, 07/01/24	$30,000	$31,159
Keystone Automotive Operations, Inc.
9.75%, 11/01/13	85,000	69,700
Kimball Hill, Inc.
10.50%, 12/15/12	20,000	13,900
Koppers, Inc.
9.88%, 10/15/13	75,000	79,688
Kraft Foods, Inc.
4.13%, 11/12/09	40,000	39,328
L-3 Communications Corporation
7.63%, 06/15/12	600,000	616,500
6.13%, 01/15/14Δ	45,000	44,325
6.38%, 10/15/15	450,000	444,375
Lamar Media Corporation
6.63%, 08/15/15	100,000	97,000
Lehman Brothers Holdings, Inc.
5.25%, 02/06/12	130,000	127,431
Leiner Health Products, Inc.
11.00%, 06/01/12Δ	285,000	240,825
Level 3 Financing, Inc.
9.25%, 11/01/14Δ	260,000	257,400
9.15%, 02/15/15†	10,000	9,575
Levi Strauss & Co.
9.75%, 01/15/15Δ	100,000	105,500
8.88%, 04/01/16Δ	30,000	31,050
Lyondell Chemical Co.
8.00%, 09/15/14	190,000	209,950
8.25%, 09/15/16	140,000	158,550
Mariner Energy, Inc.
8.00%, 05/15/17Δ	70,000	68,775
Metals USA, Inc.
11.13%, 12/01/15Δ	140,000	149,800
MetroPCS Wireless, Inc.
9.25%, 11/01/14 144AΔ	5,000	5,125
9.25%, 11/01/14 144A	35,000	35,875
Midwest Generation LLC
8.30%, 07/02/09	68,765	69,968
8.56%, 01/02/16	450,792	482,348
Mirant Mid-Atlantic LLC
9.13%, 06/30/17	152,070	168,417
Morgan Stanley
3.63%, 04/01/08	60,000	59,607
4.75%, 04/01/14Δ	50,000	47,030
Neiman-Marcus Group, Inc.
9.00%, 10/15/15 PIK	155,000	165,850
10.38%, 10/15/15Δ	100,000	109,500
Nevada Power Co.
8.25%, 06/01/11	290,000	316,587
5.88%, 01/15/15	100,000	98,156
NewPage Corporation
11.61%, 05/01/12†	185,000	199,800
Noranda Aluminium Holding Corporation
11.14%, 11/15/14 PIK 144A†	90,000	84,150
Norcraft Holdings LP
10.20%, 09/01/12 STEPΩ	195,000	175,500
NRG Energy, Inc.
7.38%, 02/01/16	300,000	301,500
NTK Holdings, Inc.
16.09%, 03/01/14ΩΔ	180,000	111,600
Orion Power Holdings, Inc.
12.00%, 05/01/10	55,000	60,500
Owens Brockway Glass Container, Inc.
8.25%, 05/15/13Δ	300,000	312,000
PAETEC Holding Corporation
9.50%, 07/15/15 144AΔ	50,000	49,500
Pemex Project Funding Master Trust
6.63%, 06/15/35Δ	1,810,000	1,874,212
Penhall International Corporation
12.00%, 08/01/14 144A	190,000	192,850
PetroHawk Energy Corporation
9.13%, 07/15/13	70,000	74,200
Qwest Communications International, Inc.
9.06%, 02/15/09†Δ	66,000	66,990
7.25%, 02/15/11Δ	35,000	35,569
Qwest Corporation
7.88%, 09/01/11	100,000	105,500
8.88%, 03/15/12	20,000	21,925
8.61%, 06/15/13†	100,000	107,250
7.63%, 06/15/15	300,000	315,750
Realogy Corporation
12.38%, 04/15/15 144AΔ	175,000	132,562
Rental Service Corporation
9.50%, 12/01/14Δ	130,000	124,800
RH Donnelley, Inc.
10.88%, 12/15/12Δ	100,000	106,750
Rural Cellular Corporation
8.36%, 06/01/13 144A†	60,000	61,800
Saint Acquisition Corporation
13.31%, 05/15/15 144A†	45,000	30,825
12.50%, 05/15/17 144AΔ	180,000	121,500
Sbarro, Inc.
10.38%, 02/01/15Δ	70,000	64,050
SemGroup LP
8.75%, 11/15/15 144AΔ	105,000	103,163
Service Corporation International
7.50%, 04/01/27	75,000	70,500
SLM Corporation
5.00%, 10/01/13	380,000	332,229
4.75%, 03/17/14(E)	170,000	208,037
Smurfit-Stone Container Enterprises, Inc.
8.00%, 03/15/17Δ	135,000	133,313
Sprint Capital Corporation
8.38%, 03/15/12	60,000	66,124
Stone Energy Corporation
8.25%, 12/15/11	115,000	115,288
Suburban Propane Partners LP
6.88%, 12/15/13	145,000	142,100
Sungard Data Systems, Inc.
10.25%, 08/15/15Δ	190,000	199,500
Tenet Healthcare Corporation
6.38%, 12/01/11Δ	110,000	95,700
9.88%, 07/01/14Δ	375,000	345,000
Time Warner, Inc.
6.88%, 05/01/12	90,000	94,528
TL Acquisitions, Inc.
10.50%, 01/15/15 144AΔ	100,000	98,250
TRW Automotive, Inc.
6.38%, 03/15/14 144A(E)	147,000	197,037

49	See Notes to Schedules of Investments.

	Par	Value
Tube City IMS Corporation
9.75%, 02/01/15	$90,000	$88,425
TXU Corporation
5.55%, 11/15/14	10,000	8,115
6.50%, 11/15/24	20,000	16,130
6.55%, 11/15/34Δ	360,000	284,135
TXU Electric Delivery Co.
6.38%, 01/15/15	100,000	100,398
Unicredito Italiano Capital Trust III
4.03%, 10/29/49(E)†Δ	250,000	312,022
Universal Hospital Services, Inc.
8.50%, 06/01/15 PIK 144AΔ	20,000	19,900
8.76%, 06/01/15 144A†Δ	20,000	20,000
Univision Communications, Inc.
9.75%, 03/15/15 PIK 144AΔ	55,000	53,900
US Oncology Holdings, Inc.
9.80%, 03/15/12 PIK 144A†	100,000	89,500
Valor Telecommunications Enterprises LLC
7.75%, 02/15/15Δ	125,000	131,152
Vangent, Inc.
9.63%, 02/15/15 144A	30,000	28,125
Verizon Global Funding Corporation
6.88%, 06/15/12Δ	30,000	32,014
Verso Paper Holdings LLC
9.11%, 08/01/14†	160,000	161,600
Visteon Corporation
8.25%, 08/01/10Δ	300,000	265,500
W&T Offshore, Inc.
8.25%, 06/15/14 144A	50,000	48,375
Wachovia Corporation
5.25%, 08/01/14	120,000	117,773
Waste Management, Inc.
7.38%, 08/01/10	50,000	52,954
7.38%, 05/15/29	50,000	53,790
Weyerhaeuser Co.
6.75%, 03/15/12	120,000	124,701
Whiting Petroleum Corporation
7.00%, 02/01/14	130,000	125,450
Williams Cos., Inc.
7.13%, 09/01/11	525,000	546,656
7.50%, 01/15/31Δ	130,000	135,525
Windstream Corporation
8.63%, 08/01/16	650,000	696,313
WMG Holdings Corporation
11.94%, 12/15/14 STEPΩ	100,000	70,500
Xerox Corporation
9.75%, 01/15/09	500,000	525,303
XM Satellite Radio, Inc.
9.86%, 05/01/13†	30,000	29,775
XTO Energy, Inc.
7.50%, 04/15/12	30,000	32,446

Total Corporate Bonds
(Cost $35,185,736)		34,943,817

FOREIGN BONDS — 43.3%
Argentina — 0.7%
Republic of Argentina
2.00%, 01/03/10(P)†	1,140,000	434,934
7.00%, 09/12/13	488,000	425,075

		860,009

Australia — 0.8%
Queensland Treasury Corporation
6.00%, 06/14/11(A)	1,220,000	1,057,129

Bermuda — 0.3%
AES China Generating Co., Ltd.
8.25%, 06/26/10	120,000	117,900
Intelsat Subsidiary Holding Co., Ltd.
8.25%, 01/15/13	300,000	306,000

		423,900

Brazil — 5.3%
Brazilian Notes
10.61%, 07/02/08(B)Ω	3,884,000	1,958,104
11.02%, 01/02/09(B)Ω	4,239,000	2,019,133
Federative Republic of Brazil
11.00%, 08/17/40Δ	1,900,000	2,543,625

		6,520,862

Canada — 1.9%
Abitibi-Consolidated Co. of Canada
7.75%, 06/15/11Δ	20,000	15,500
6.00%, 06/20/13Δ	75,000	53,484
8.38%, 04/01/15	55,000	40,288
Abitibi-Consolidated, Inc.
7.40%, 04/01/18	110,000	78,100
Ainsworth Lumber Co., Ltd.
7.25%, 10/01/12Δ	30,000	20,700
Bombardier, Inc.
7.25%, 11/15/16(E)	161,000	235,580
Conoco Funding Co.
6.35%, 10/15/11	70,000	73,036
Methanex Corporation
8.75%, 08/15/12	70,000	74,200
Novelis, Inc.
7.25%, 02/15/15	115,000	111,550
OPTI Canada, Inc.
7.88%, 12/15/14 144AΔ	100,000	100,500
8.25%, 12/15/14 144AΔ	70,000	70,875
Rogers Cable, Inc.
7.88%, 05/01/12	240,000	258,837
8.75%, 05/01/32Δ	60,000	70,930
Rogers Wireless, Inc.
9.63%, 05/01/11	450,000	507,302
7.25%, 12/15/12	250,000	264,986
Sun Media Corporation
7.63%, 02/15/13	100,000	98,750
Western Oil Sands, Inc.
8.38%, 05/01/12	300,000	332,625

		2,407,243

Cayman Islands — 1.3%
MUFG Capital Finance 2, Ltd.
4.85%, 07/25/36(E)†	500,000	636,826

See Notes to Schedules of Investments.	50

Global Bond Fund
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Shinsei Finance Cayman, Ltd.
6.42%, 07/20/49 144A†	$120,000	$111,449
Vale Overseas, Ltd.
6.88%, 11/21/36	787,000	814,755

		1,563,030

Colombia — 0.4%
Republic of Colombia
7.38%, 09/18/37Δ	400,000	441,000

Denmark — 0.5%
FS Funding A/S
8.88%, 05/15/16 144A(E)	190,000	289,894
Nordea Kredit Realkreditaktieselskab
4.00%, 10/01/38(D)	45,093	7,612
Nordic Telephone Co. Holdings ApS
8.88%, 05/01/16 144A	265,000	280,900
Nykredit Realkredit A/S
4.00%, 10/01/38(D)	41,660	7,018

		585,424

Ecuador — 0.1%
Republic of Ecuador
10.00%, 08/15/30 STEP	150,000	135,750

Egypt — 1.8%
Egyptian Treasury Bill
7.12%, 01/29/08Ω(Y)	12,525,000	2,190,368

France — 2.2%
Akerys Holdings SA
7.47%, 08/01/14 144A(E)†	260,000	351,897
AXA SA
5.78%, 07/31/49(E)†	360,000	511,284
Banque Federative du Credit Mutuel
4.47%, 10/28/35(E)†	290,000	372,109
Compagnie Generale de Geophysique SA
7.50%, 05/15/15(E)Δ	90,000	93,150
Credit Agricole SA
4.13%, 11/09/49†	500,000	637,611
Dexia Credit Local
4.30%, 11/18/49(E)†	500,000	640,961
Europcar Groupe SA
8.13%, 05/15/14(E)	74,000	103,937

		2,710,949

Germany — 2.7%
Bundesobligation
3.50%, 10/14/11(E)	2,400,000	3,341,154

Hungary — 1.8%
Hungary Government Bond
5.50%, 02/12/14(H)	210,000,000	1,120,661
6.75%, 02/24/17(H)	195,000,000	1,117,648

		2,238,309

Iceland — 0.1%
Kaupthing Bank HF
7.13%, 05/19/16 144A	150,000	151,626

Ireland — 0.3%
Ardagh Glass Finance PLC
7.13%, 06/15/17 144A(E)	112,000	143,735
Smurfit Kappa Funding PLC
7.75%, 04/01/15(E)	200,000	284,704

		428,439

Israel — 1.4%
Israel Government Bond - Shahar
6.50%, 01/31/16(S)	6,600,000	1,803,337

Italy — 0.2%
BanCo Popolare Scarl
6.16%, 06/29/49(E)†	200,000	270,818

Japan — 1.1%
Japanese 20-Year Government Bond
2.10%, 03/20/27(J)	90,000,000	781,851
Japanese 30-Year Government Bond
2.30%, 12/20/36(J)	10,000,000	85,065
Resona Bank, Ltd.
5.99%, 08/10/49(U)†	250,000	498,736

		1,365,652

Jersey — 0.3%
RZB Finance Jersey IV, Ltd.
5.17%, 05/16/16(E)†	250,000	325,347

Luxembourg — 2.9%
Basell AF SCA
8.38%, 08/15/15 144AΔ	200,000	183,500
Fortis Hybrid Financing
5.13%, 06/29/49(E)†	250,000	328,046
Gaz Capital for Gazprom
6.21%, 11/22/16 144A	200,000	198,740
6.51%, 03/07/22 144A	140,000	138,936
Hayes Lemmerz Finance Luxembourg SA
8.25%, 06/15/15 144A(E)	82,000	108,450
HSH Nordbank Luxembourg
7.41%, 06/30/49(E)†	450,000	656,241
Kuznetski Capital for Bank of Moscow
6.81%, 05/10/17†	271,000	256,781
Lecta SA
7.13%, 02/15/14 144A(E)†	102,000	141,446
RSHB Capital SA for OJSC Russian Agricultural Bank
7.18%, 05/16/13 144AΔ	150,000	153,165
6.97%, 09/21/16†	100,000	98,810
6.30%, 05/15/17 144A	386,000	364,345
TNK-BP Finance SA
7.50%, 07/18/16 144A	250,000	248,900
Tyco International Group SA
6.38%, 10/15/11	90,000	92,175
UBS Luxembourg SA for OJSC Vimpel Communications
8.25%, 05/23/16	255,000	263,084
Wind Acquisition Finance SA
9.75%, 12/01/15 144A(E)	200,000	312,638

		3,545,257

Mexico — 2.1%
Axtel SAB de CV
7.63%, 02/01/17 144AΔ	490,000	483,875
7.63%, 02/01/17	20,000	19,750

51	See Notes to Schedules of Investments.

	Par	Value
Kansas City Southern de Mexico SA de CV
7.63%, 12/01/13 144A	$140,000	$137,550
Mexican Bonos
8.00%, 12/19/13(M)	15,320,000	1,416,246
8.00%, 12/17/15(M)	5,800,000	533,181

		2,590,602

Netherlands — 3.3%
ABN Amro Bank NV
4.31%, 02/10/49(E)†	595,000	743,442
Carlson Wagonlit BV
10.00%, 05/01/15 144A(E)†	200,000	295,883
Clondalkin Acquisition BV
6.15%, 12/15/13 144A(E)†	66,000	91,171
Clondalkin Industries BV
8.00%, 03/15/14 144A(E)	150,000	211,753
Deutsche Telekom International Finance BV
5.75%, 03/23/16	80,000	79,186
ELM BV for Swiss Life Insurance & Pension Group
5.85%, 04/12/49(E)†	250,000	348,198
ELM BV for Swiss Reinsurance Co.
5.25%, 05/25/49(E)†	400,000	550,130
Impress Holdings BV
7.33%, 09/15/13 144A(E)†	200,000	288,753
9.25%, 09/15/14 144A(E)	150,000	223,517
Lukoil International Finance BV
6.36%, 06/07/17	320,000	306,176
NXP BV
9.50%, 10/15/15	75,000	70,125
OI European Group BV
6.88%, 03/31/17 144A(E)	120,000	166,408
SNS Reaal
6.26%, 03/17/38(E)†	260,000	361,810
TuranAlem Finance BV
7.13%, 12/21/09(U)	200,000	385,813

		4,122,365

Panama — 0.4%
Republic of Panama
9.38%, 04/01/29	80,000	107,600
6.70%, 01/26/36Δ	355,000	366,538

		474,138

Peru — 0.1%
Republic of Peru
7.35%, 07/21/25	40,000	45,900
6.55%, 03/14/37Δ	19,000	19,656

		65,556

Russia — 1.1%
OAO Gazprom
6.79%, 10/29/09(R)	10,040,000	402,455
7.00%, 10/27/11(R)	3,350,000	134,535
Russian Federation
7.50%, 03/31/30 STEP	778,090	878,894

		1,415,884

South Africa — 0.4%
Edcon Holdings Proprietary, Ltd.
10.23%, 06/15/15 144A(E)†	224,000	293,858
New Reclamation Group (Proprietary), Ltd.
8.13%, 02/01/13 144A(E)	153,040	214,680

		508,538

Sweden — 0.2%
Corral Finans AB
5.71%, 04/15/10 PIK 144A(E)†	142,000	192,613

Thailand — 0.4%
True Move Co., Ltd.
10.75%, 12/16/13 144A	461,000	467,731

Turkey — 5.3%
Republic of Turkey
14.00%, 01/19/11(L)	4,920,000	3,747,597
10.00%, 02/15/12(L)Ω	1,495,000	1,367,895
11.88%, 01/15/30Δ	180,000	280,350
6.88%, 03/17/36	1,190,000	1,140,912

		6,536,754

United Kingdom — 2.8%
Ashtead Holdings PLC
8.63%, 08/01/15 144AΔ	160,000	156,400
FCE Bank PLC
7.13%, 01/16/12(E)	200,000	268,790
First Hydro Finance PLC
9.00%, 07/31/21(U)	100,000	245,509
United Kingdom Gilt
4.25%, 03/07/11(U)	1,000,000	1,996,276
Virgin Media Finance PLC
9.75%, 04/15/14(U)	100,000	204,262
9.13%, 08/15/16	625,000	651,563

		3,522,800

Venezuela — 1.1%
Petrozuata Finance, Inc.
8.22%, 04/01/17 144A	376,000	376,940
8.22%, 04/01/17	100,000	100,250
Republic of Venezuela
8.50%, 10/08/14Δ	26,000	26,130
5.75%, 02/26/16	835,000	707,829
9.38%, 01/13/34	207,000	216,315

		1,427,464

Total Foreign Bonds
(Cost $51,904,882)		53,690,048

MORTGAGE-BACKED SECURITIES — 19.5%
Bayview Commercial Asset Trust
5.36%, 07/25/36 144A†	336,677	330,064
Countrywide Alternative Loan Trust
5.77%, 07/20/35†	653,246	639,988
Countrywide Home Loan Mortgage Pass-Through Trust
5.53%, 09/25/35 144A†	812,236	793,446
Federal National Mortgage Association
5.00%, 10/01/22 TBA	1,300,000	1,274,000
5.50%, 10/01/22 TBA	1,300,000	1,296,750
5.00%, 10/01/37 TBA	6,700,000	6,390,125
5.50%, 10/01/37 TBA	2,400,000	2,350,500
6.00%, 10/01/37 TBA	1,200,000	1,201,500

See Notes to Schedules of Investments.	52

Global Bond Fund
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
6.50%, 10/01/37 TBA	$1,200,000	$1,221,750
5.50%, 11/01/37 TBA	2,000,000	1,957,500
6.00%, 11/01/37 TBA	2,100,000	2,100,655
Government National Mortgage Association
6.00%, 10/01/37 TBA	1,200,000	1,207,500
6.50%, 10/01/37 TBA	800,000	817,500
MASTR Adjustable Rate Mortgages Trust
6.11%, 12/25/46†	866,536	851,112
MASTR Reperforming Loan Trust
5.48%, 05/25/35 144A†	826,392	796,057
Thornburg Mortgage Securities Trust
5.30%, 01/25/36†	965,741	960,903

Total Mortgage-Backed Securities
(Cost $24,294,517)		24,189,350

	Number of Contracts
PURCHASED OPTIONS — 0.4%
Call Options — 0.1%
90-Day Sterling Futures, Strike Price $93.75, Expires 03/19/08	55	90,375
90-Day Sterling Futures, Strike Price $94.75, Expires 03/19/08	98	26,317
90-Day Sterling Futures, Strike Price $95.00, Expires 012/19/07	445	5,690

		122,382

Put Option — 0.3%
U.S. Dollar vs. Japanese Yen, Strike Price $121.00, Expires 10/16/07	6,000,000	333,030

Total Purchased Options
(Cost $234,048)		455,412

	Shares	Value
MONEY MARKET FUNDS — 25.0%
GuideStone Money Market Fund (GS4 Class)¥	11,641,526	$11,641,526
Northern Institutional Liquid Assets Portfolio§	19,435,748	19,435,748

Total Money Market Funds
(Cost $31,077,274)		31,077,274

	Par
U.S. TREASURY OBLIGATIONS — 7.3%
U.S. Treasury Bonds
6.25%, 05/15/30	$570,000	677,766
4.50%, 02/15/36Δ	785,000	744,462
4.75%, 02/15/37Δ	2,420,000	2,387,294

		3,809,522

U.S. Treasury Inflationary Index Bonds
3.13%, 07/15/12Δ	2,000,000	2,412,278
2.00%, 01/15/16Δ	900,000	923,602
3.88%, 04/15/29Δ	600,000	981,501

		4,317,381

U.S. Treasury Notes
4.50%, 04/30/12Δ	30,000	30,377
4.50%, 05/15/17Δ	920,000	915,113

		945,490

Total U.S. Treasury Obligations
(Cost $9,065,051)		9,072,393

TOTAL INVESTMENTS — 128.1%
(Cost $157,406,427)		159,026,231
Liabilities in Excess of Other Assets — (28.1)%		(34,925,802)

NET ASSETS — 100.0%		$124,100,429

53	See Notes to Schedules of Investments.

Equity Index Fund
SCHEDULE OF INVESTMENTS	September 30, 2007 (Unaudited)

	Shares	Value
COMMON STOCKS — 97.0%
Auto & Transportation — 2.3%
Burlington Northern Santa Fe Corporation	12,500	$1,014,625
CH Robinson Worldwide, Inc.	7,000	380,030
CSX Corporation	17,700	756,321
FedEx Corporation	12,500	1,309,375
Ford Motor Co.Δ*	84,727	719,332
General Motors CorporationΔ	23,300	855,110
Genuine Parts Co.	7,000	350,000
Goodyear Tire & Rubber Co. (The)Δ*	8,300	252,403
Harley-Davidson, Inc.	10,500	485,205
Norfolk Southern Corporation	15,900	825,369
PACCAR, Inc.Δ	10,312	879,098
Southwest Airlines Co.	31,400	464,720
Union Pacific Corporation	10,900	1,232,354
United Parcel Service, Inc. Class B	42,900	3,221,790

		12,745,732

Consumer Discretionary — 10.3%
Allied Waste Industries, Inc.Δ*	11,000	140,250
Amazon.com, Inc.*	12,484	1,162,885
Apollo Group, Inc. Class A*	5,821	350,133
AutoNation, Inc.Δ*	6,325	112,079
AutoZone, Inc.*	1,900	220,666
Avon Products, Inc.	17,700	664,281
Bed Bath & Beyond, Inc.*	11,200	382,144
Best Buy Co., Inc.	16,225	746,674
Big Lots, Inc.*	4,100	122,344
Black & Decker Corporation	2,700	224,910
Carnival CorporationΔ	17,900	866,897
CBS Corporation Class B	27,900	878,850
Cintas Corporation	5,500	204,050
Circuit City Stores, Inc.Δ	5,800	45,878
Clear Channel Communications, Inc.	20,100	752,544
Coach, Inc.*	15,200	718,504
Convergys Corporation*	5,700	98,952
Costco Wholesale Corporation	17,900	1,098,523
Darden Restaurants, Inc.	5,750	240,695
Dillard’s, Inc. Class AΔ	2,600	56,758
DIRECTV Group, Inc. (The)*	31,000	752,680
Donnelley (R.R.) & Sons Co.	8,900	325,384
Eastman Kodak Co.Δ	11,800	315,768
eBay, Inc.*	46,300	1,806,626
Electronic Arts, Inc.*	12,500	699,875
Estee Lauder Cos., Inc. Class A	4,700	199,562
Family Dollar Stores, Inc.	5,900	156,704
Gannett Co., Inc.	9,500	415,150
Gap, Inc. (The)	20,200	372,488
Google, Inc.*	9,335	5,295,465
Harman International Industries, Inc.	2,700	233,604
Hasbro, Inc.	6,500	181,220
Hilton Hotels CorporationΔ	15,800	734,542
Home Depot, Inc. (The)	68,820	2,232,521
IAC InterActiveCorp*	7,800	231,426
International Flavors & Fragrances, Inc.	3,400	179,724
Interpublic Group Cos., Inc.Δ*	18,948	196,680
Jones Apparel Group, Inc.	4,000	84,520
Kimberly-Clark Corporation	17,300	1,215,498
Kohl’s Corporation*	13,000	745,290
Leggett & Platt, Inc.	7,300	139,868
Limited BrandsΔ	13,000	297,570
Liz Claiborne, Inc.Δ	4,308	147,894
Lowe’s Cos., Inc.Δ	60,300	1,689,606
Macy’s, Inc.	18,012	582,148
Marriott International, Inc. Class A	13,300	578,151
Mattel, Inc.	16,200	380,052
McDonald’s Corporation	48,400	2,636,348
McGraw-Hill Co., Inc. (The)	13,900	707,649
Meredith CorporationΔ	1,600	91,680
Monster Worldwide, Inc.Δ*	5,200	177,112
New York Times Co. Class AΔ	6,000	118,560
Newell Rubbermaid, Inc.Δ	11,400	328,548
NIKE, Inc. Class B	16,000	938,560
Nordstrom, Inc.	8,000	375,120
Office Depot, Inc.*	11,300	233,006
OfficeMax, Inc.	3,200	109,664
Omnicom Group, Inc.	13,400	644,406
Penney (JC) Co., Inc.	9,100	576,667
Polo Ralph Lauren Corporation	2,500	194,375
RadioShack CorporationΔ	5,600	115,696
Robert Half International, Inc.Δ	6,900	206,034
Scripps Co. (E.W.) Class A	3,500	147,000
Sears Holdings CorporationΔ*	3,089	392,921
Snap-On, Inc.	2,400	118,896
Stanley Works (The)	3,400	190,842
Staples, Inc.	29,100	625,359
Starbucks Corporation*	30,000	786,000
Starwood Hotels & Resorts Worldwide, Inc.	8,700	528,525
Target Corporation	34,500	2,193,165
Tiffany & Co.	5,500	287,925
Time Warner, Inc.	152,000	2,790,720
TJX Cos., Inc.	18,100	526,167
Tribune Co.	3,129	85,484
VeriSign, Inc.*	10,000	337,400
VF Corporation	3,700	298,775
Wal-Mart Stores, Inc.	97,900	4,273,335
Walt Disney Co. (The)	79,102	2,720,318
Waste Management, Inc.	20,900	788,766
Wendy’s International, Inc.	3,600	125,676
Whirlpool Corporation	3,195	284,646
Wyndham Worldwide CorporationΔ	7,380	241,769
Yahoo!, Inc.*	54,600	1,465,464
Yum! Brands, Inc.	21,200	717,196

		56,657,807

Consumer Staples — 5.9%
Campbell Soup Co.Δ	8,900	329,300
Clorox Co.	5,700	347,643
Coca-Cola Co. (The)Δ	81,100	4,660,817
Coca-Cola Enterprises, Inc.Δ	11,400	276,108
Colgate-Palmolive Co.	20,700	1,476,324
ConAgra Foods, Inc.	20,400	533,052
Dean Foods Co.	5,200	133,016
General Mills, Inc.	13,700	794,737
Heinz (H.J.) Co.	13,300	614,460
Hershey Co. (The)Δ	6,900	320,229
Kellogg Co.Δ	10,500	588,000
Kraft Foods, Inc. Class A	64,300	2,218,993
Kroger Co.	28,700	818,524
McCormick & Co., Inc.	5,300	190,641
Pepsi Bottling Group, Inc.	5,300	197,001
PepsiCo, Inc.	65,840	4,823,438

See Notes to Schedules of Investments.	54

Equity Index Fund
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Procter & Gamble Co.	127,217	$8,948,444
Safeway, Inc.	18,000	595,980
Sara Lee Corporation	29,700	495,693
SUPERVALU, Inc.	8,548	333,457
SYSCO Corporation	25,100	893,309
Tyson Foods, Inc. Class A	10,700	190,995
Walgreen Co.	40,600	1,917,944
Whole Foods Market, Inc.Δ	5,700	279,072
Wrigley (W.M.), Jr. Co.Δ	8,725	560,407

		32,537,584

Financial Services — 20.6%
ACE, Ltd.Δ	13,200	799,524
AFLAC, Inc.	20,200	1,152,208
Allstate Corporation (The)	23,852	1,364,096
AMBAC Financial Group, Inc.Δ	4,200	264,222
American Capital Strategies, Ltd.Δ	7,400	316,202
American Express Co.	48,100	2,855,697
American International Group, Inc.	104,492	7,068,884
Ameriprise Financial, Inc.	9,540	602,069
AON Corporation	12,000	537,720
Apartment Investment & Management Co. Class A REITΔ	4,000	180,520
Archstone-Smith Trust REIT	9,200	553,288
Assurant, Inc.	3,900	208,650
Automatic Data Processing, Inc.	21,900	1,005,867
AvalonBay Communities, Inc. REIT	3,200	377,792
Bank of America Corporation	180,563	9,076,902
Bank of New York Mellon Corporation	46,062	2,033,193
BB&T Corporation	22,000	888,580
Bear Stearns Cos., Inc. (The)Δ	4,710	578,435
Block (H&R), Inc.	13,200	279,576
Boston Properties, Inc. REITΔ	4,800	498,720
Capital One Financial Corporation	16,937	1,125,125
CB Richard Ellis Group, Inc. Class AΔ*	7,800	217,152
Chubb Corporation	16,000	858,240
CIGNA Corporation	11,500	612,835
Cincinnati Financial Corporation	7,086	306,895
CIT Group, Inc.	7,900	317,580
Citigroup, Inc.	202,430	9,447,408
CME Group, Inc.	2,160	1,268,676
Comerica, Inc.	6,400	328,192
Commerce Bancorp, Inc.Δ	7,700	298,606
Countrywide Financial Corporation	23,448	445,746
Developers Diversified Realty Corporation REITΔ	5,100	284,937
Discover Financial Services	19,900	413,920
Dow Jones & Co., Inc.	2,654	158,444
E*TRADE Financial Corporation*	17,500	228,550
Equifax, Inc.	5,700	217,284
Equity Residential Properties Trust REIT	11,800	499,848
Fannie Mae	39,900	2,426,319
Federated Investors, Inc. Class BΔ	3,600	142,920
Fidelity National Information Services, Inc.	6,700	297,279
Fifth Third Bancorp	22,294	755,321
First Horizon National CorporationΔ	5,200	138,632
Fiserv, Inc.*	6,800	345,848
Franklin Resources, Inc.Δ	6,600	841,500
Freddie Mac	26,800	1,581,468
General Growth Properties, Inc. REITΔ	10,200	546,924
Genworth Financial, Inc. Class A	17,700	543,921
Goldman Sachs Group, Inc.	16,554	3,587,914
Hartford Financial Services Group, Inc.	12,800	1,184,640
Host Hotels & Resorts, Inc. REIT	21,300	477,972
Hudson City Bancorp, Inc.	20,900	321,442
Huntington Bancshares, Inc.Δ	14,900	253,002
IntercontinentalExchange, Inc.*	2,800	425,320
Janus Capital Group, Inc.	6,400	180,992
JPMorgan Chase & Co.	138,130	6,329,117
KeyCorp	16,000	517,280
Kimco Realty Corporation REITΔ	10,000	452,100
Legg Mason, Inc.	5,340	450,109
Lehman Brothers Holdings, Inc.	21,600	1,333,368
Leucadia National CorporationΔ	6,700	323,074
Lincoln National Corporation	10,919	720,296
Loews Corporation	18,000	870,300
M & T Bank CorporationΔ	3,100	320,695
Marsh & McLennan Cos., Inc.	22,600	576,300
Marshall & Ilsley CorporationΔ	10,500	459,585
MBIA, Inc.Δ	5,100	311,355
Merrill Lynch & Co., Inc.Δ	35,180	2,507,630
MetLife, Inc.	30,100	2,098,873
MGIC Investment Corporation	3,400	109,854
Moody’s Corporation	9,000	453,600
Morgan Stanley	42,700	2,690,100
National City Corporation	25,957	651,261
Northern Trust Corporation	8,100	536,787
Paychex, Inc.	13,900	569,900
Plum Creek Timber Co., Inc. REITΔ	7,200	322,272
PNC Financial Services Group, Inc.	14,000	953,400
Principal Financial Group	10,900	687,681
Progressive Corporation (The)Δ	29,496	572,517
ProLogis REIT	10,400	690,040
Prudential Financial, Inc.Δ	18,900	1,844,262
Public Storage, Inc. REIT	5,025	395,216
Regions Financial CorporationΔ	28,529	841,035
Ryder System, Inc.Δ	2,500	122,500
Safeco Corporation	4,300	263,246
Schwab (Charles) Corporation (The)	38,206	825,250
Simon Property Group, Inc. REIT	9,000	900,000
SLM Corporation	17,000	844,390
Sovereign Bancorp, Inc.Δ	14,765	251,596
State Street Corporation	15,900	1,083,744
SunTrust Banks, Inc.	14,400	1,089,648
Synovus Financial Corporation	13,400	375,870
T. Rowe Price Group, Inc.	10,700	595,883
Torchmark Corporation	3,900	243,048
Travelers Cos., Inc.	26,756	1,346,897
UnumProvident CorporationΔ	14,300	349,921

55	See Notes to Schedules of Investments.

	Shares	Value
US BancorpΔ	70,400	$2,290,112
Vornado Realty Trust REIT	5,300	579,555
Wachovia Corporation	77,483	3,885,770
Washington Mutual, Inc.Δ	36,046	1,272,784
Wells Fargo & Co.	135,860	4,839,333
Western Union Co.	31,317	656,718
XL Capital, Ltd. Class A	7,400	586,080
Zions BancorporationΔ	4,500	309,015

		113,022,364

Healthcare — 11.6%
Abbott Laboratories	63,200	3,388,784
Aetna, Inc.	20,900	1,134,243
Allergan, Inc.	12,430	801,362
AmerisourceBergen Corporation	7,344	332,904
Amgen, Inc.*	44,365	2,509,728
Bard (C.R.), Inc.Δ	4,200	370,398
Bausch & Lomb, Inc.	2,200	140,800
Baxter International, Inc.	26,400	1,485,792
Becton Dickinson & Co.	9,900	812,295
Biogen Idec, Inc.*	11,730	778,051
Boston Scientific Corporation*	53,800	750,510
Bristol-Myers Squibb Co.	80,200	2,311,364
Cardinal Health, Inc.	14,779	924,131
Celgene Corporation*	15,700	1,119,567
Conventry Health Care, Inc.Δ*	6,330	393,789
CVS Corporation	60,327	2,390,759
Eli Lilly & Co.	40,000	2,277,200
Express Scripts, Inc.*	10,538	588,231
Forest Laboratories, Inc.*	13,000	484,770
Genzyme Corporation*	10,700	662,972
Gilead Sciences, Inc.*	37,800	1,544,886
Hospira, IncΔ*	6,350	263,207
Humana, Inc.*	6,800	475,184
IMS Health, Inc.Δ	8,000	245,120
Johnson & Johnson	117,790	7,738,803
King Pharmaceuticals, Inc.Δ*	9,900	116,028
Laboratory Corporation of America Holdings*	4,700	367,681
Manor Care, Inc.	3,000	193,200
McKesson Corporation	12,000	705,480
Medco Health Solutions, Inc.*	11,076	1,001,160
Medtronic, Inc.	46,600	2,628,706
Merck & Co., Inc.	88,700	4,584,903
Millipore CorporationΔ*	2,200	166,760
Mylan Laboratories, Inc.Δ	9,900	158,004
Patterson Cos., Inc.*	5,600	216,216
Pfizer, Inc.	283,083	6,915,718
Quest Diagnostics, Inc.Δ	6,400	369,728
Schering-Plough Corporation	65,700	2,078,091
St. Jude Medical, Inc.*	13,700	603,759
Stryker Corporation	9,900	680,724
Tenet Healthcare CorporationΔ*	19,150	64,344
Thermo Fisher Scientific, Inc.*	17,610	1,016,449
UnitedHealth Group, Inc.	54,000	2,615,220
Varian Medical Systems, Inc.*	5,100	213,639
Watson Pharmaceuticals, Inc.*	4,300	139,320
WellPoint, Inc.*	24,612	1,942,379
Wyeth	54,500	2,427,975
Zimmer Holdings, Inc.*	9,820	795,322

		63,925,656

Integrated Oils — 7.3%
Chevron Corporation	86,941	8,135,958
ConocoPhillips	66,558	5,841,796
Exxon Mobil Corporation	226,144	20,931,888
Hess Corporation	11,100	738,483
Marathon Oil Corporation	27,784	1,584,244
Murphy Oil Corporation	7,700	538,153
Occidental Petroleum Corporation	33,800	2,165,904

		39,936,426

Materials & Processing — 3.8%
Air Products & Chemicals, Inc.	8,800	860,288
Alcoa, Inc.	35,800	1,400,496
Allegheny Technologies, Inc.Δ	4,100	450,795
American Standard Cos., Inc.	7,100	252,902
Archer-Daniels-Midland Co.	26,227	867,589
Ashland, Inc.	2,200	132,462
Avery Dennison CorporationΔ	4,100	233,782
Ball Corporation	4,192	225,320
Bemis Co.	4,300	125,173
Dow Chemical Co. (The)	38,600	1,662,116
du Pont (E.I.) de Nemours & Co.	37,855	1,876,094
Eastman Chemical Co.	3,400	226,882
Ecolab, Inc.	7,100	335,120
Fluor Corporation	3,600	518,328
Freeport-McMoRan Copper & Gold, Inc.	15,462	1,621,809
Hercules, Inc.Δ	4,600	96,692
International Paper Co.	17,735	636,154
Masco CorporationΔ	15,300	354,501
MeadWestvaco Corporation	7,445	219,851
Monsanto Co.	22,420	1,922,291
Newmont Mining CorporationΔ	18,300	818,559
Nucor Corporation	11,800	701,746
Pactiv Corporation*	5,300	151,898
PPG Industries, Inc.	6,700	506,185
Praxair, Inc.	13,080	1,095,581
Precision Castparts Corporation	5,600	828,688
Rohm & Haas Co.	5,800	322,886
Sealed Air Corporation	6,600	168,696
Sherwin-Williams Co.	4,500	295,695
Sigma-Aldrich Corporation	5,400	263,196
Temple-Inland, Inc.	4,300	226,309
United States Steel Corporation	4,800	508,512
Vulcan Materials Co.Δ	3,900	347,685
Weyerhaeuser Co.	8,760	633,348

		20,887,629

Other — 4.5%
3M Co.	29,200	2,732,536
Brunswick Corporation	3,800	86,868
Eaton Corporation	5,900	584,336
General Electric Co.	417,300	17,276,220
Honeywell International, Inc.	30,700	1,825,729
ITT Industries, Inc.	7,400	502,682
Johnson Controls, Inc.	8,192	967,557
Textron, Inc.	10,200	634,542

		24,610,470

Other Energy — 4.3%
Anadarko Petroleum Corporation	19,200	1,032,000
Apache Corporation	13,548	1,220,133
Baker Hughes, Inc.	13,000	1,174,810
BJ Services Co.	12,000	318,600
Chesapeake Energy CorporationΔ	17,100	602,946

See Notes to Schedules of Investments.	56

Equity Index Fund
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Consol Energy, Inc.	7,500	$349,500
Devon Energy Corporation	18,000	1,497,600
Dynegy, Inc. Class AΔ*	19,424	179,478
El Paso Corporation	28,600	485,342
ENSCO International, Inc.	6,000	336,600
EOG Resources, Inc.	9,900	716,067
Exterran Holdings, Inc.*	13	1,044
Halliburton Co.	36,675	1,408,320
Nabors Industries, Ltd.Δ*	11,400	350,778
National Oilwell Varco, Inc.*	7,300	1,054,850
Noble Corporation	10,800	529,740
Peabody Energy CorporationΔ	10,800	516,996
Rowan Cos., Inc.	4,600	168,268
Schlumberger, Ltd.	48,400	5,082,000
Smith International, Inc.	8,100	578,340
Sunoco, Inc.	4,900	346,822
Tesoro Corporation	5,600	257,712
TransOcean, Inc.*	11,700	1,322,685
Valero Energy Corporation	22,500	1,511,550
Weatherford International, Ltd.*	13,698	920,232
Williams Cos., Inc.	24,300	827,658
XTO Energy, Inc.	15,966	987,337

		23,777,408

Producer Durables — 4.8%
Agilent Technologies, Inc.Δ*	16,000	590,080
Applied Materials, Inc.	56,000	1,159,200
Boeing Co. (The)	31,900	3,349,181
Caterpillar, Inc.	25,900	2,031,337
Centex Corporation	4,800	127,536
Cooper Industries, Ltd. Class A	7,400	378,066
Cummins, Inc.	4,300	549,927
Danaher Corporation	9,800	810,558
Deere & Co.	9,100	1,350,622
Dover Corporation	8,400	427,980
DR Horton, Inc.Δ	11,200	143,472
Emerson Electric Co.	32,200	1,713,684
Goodrich Corporation	5,100	347,973
Grainger (W.W.), Inc.Δ	2,900	264,451
Illinois Tool Works, Inc.	16,800	1,001,952
Ingersoll-Rand Co., Ltd. Class A	11,900	648,193
KB HomeΔ	3,100	77,686
KLA-Tencor Corporation	7,800	435,084
Lennar Corporation Class AΔ	5,600	126,840
Lexmark International, Inc.*	3,800	157,814
Lockheed Martin Corporation	14,100	1,529,709
Molex, Inc.	5,750	154,847
Northrop Grumman Corporation	13,956	1,088,568
Novellus Systems, Inc.Δ*	5,100	139,026
Pall Corporation	5,000	194,500
Parker Hannifin Corporation	4,700	525,601
Pitney Bowes, Inc.	9,000	408,780
Pulte Homes, Inc.Δ	8,608	117,155
Raytheon Co.Δ	17,800	1,135,996
Rockwell Collins, Inc.	6,800	496,672
Tektronix, Inc.	3,100	85,994
Teradyne, Inc.*	7,700	106,260
Terex Corporation*	4,200	373,884
United Technologies Corporation	40,300	3,243,344
Waters Corporation*	4,100	274,372
Xerox Corporation*	38,000	658,920

		26,225,264

Technology — 13.8%
Adobe Systems, Inc.*	23,900	1,043,474
Advanced Micro Devices, Inc.Δ*	22,300	294,360
Affiliated Computer Services, Inc. Class A*	4,100	205,984
Akamai Technologies, Inc.Δ	6,700	192,491
Altera CorporationΔ	14,600	351,568
Analog Devices, Inc.	13,200	477,312
Apple, Inc.*	35,400	5,435,316
Applera Corporation-Applied Biosystems Group	7,500	259,800
Autodesk, Inc.*	9,460	472,716
Avaya, Inc.*	18,448	312,878
BMC Software, Inc.*	8,300	259,209
Broadcom Corporation Class A*	18,850	686,894
CA, Inc.	16,370	421,036
Ciena CorporationΔ*	3,528	134,346
Cisco Systems, Inc.*	248,600	8,231,146
Citrix Systems, Inc.*	7,400	298,368
Cognizant Technology Solutions Corporation Class A*	5,800	462,666
Computer Sciences Corporation*	7,000	391,300
Compuware Corporation*	12,300	98,646
Corning, Inc.	63,700	1,570,205
Dell, Inc.*	92,500	2,553,000
Electronic Data Systems Corporation	20,600	449,904
EMC Corporation*	86,000	1,788,800
General Dynamics Corporation	16,400	1,385,308
Hewlett-Packard Co.	105,402	5,247,966
Intel Corporation	238,100	6,157,266
International Business Machines Corporation	55,600	6,549,680
Intuit, Inc.*	13,900	421,170
Jabil Circuit, Inc.Δ	8,100	185,004
JDS Uniphase CorporationΔ*	8,875	132,770
Juniper Networks, Inc.*	21,200	776,132
L-3 Communications Holdings, Inc.	5,100	520,914
Linear Technology CorporationΔ	9,000	314,910
LSI Logic CorporationΔ*	29,000	215,180
MEMC Electronic Materials, Inc.*	9,300	547,398
Microchip Technology, Inc.	8,900	323,248
Micron Technology, Inc.Δ*	30,900	342,990
Microsoft Corporation	328,730	9,684,386
Motorola, Inc.	93,800	1,738,114
National Semiconductor Corporation	9,800	265,776
NCR Corporation*	7,300	363,540
Network Appliance, Inc.*	14,800	398,268
Novell, Inc.*	14,400	110,016
Nvidia Corporation*	22,550	817,212
Oracle Corporation*	161,100	3,487,815
PerkinElmer, Inc.	5,000	146,050
QLogic Corporation*	6,000	80,700
QUALCOMM, Inc.	68,500	2,894,810
Rockwell Automation, Inc.	6,300	437,913
SanDisk Corporation*	9,300	512,430
Solectron CorporationΔ*	37,900	147,810
Sun Microsystems, Inc.*	144,600	811,206
Symantec Corporation*	37,170	720,355

57	See Notes to Schedules of Investments.

	Shares	Value
Tellabs, Inc.*	17,900	$170,408
Texas Instruments, Inc.	58,100	2,125,879
Tyco Electronics, Ltd.	20,146	713,773
Unisys CorporationΔ*	13,900	92,018
Xilinx, Inc.	12,200	318,908

		75,548,742

Utilities — 7.8%
AES Corporation*	27,200	545,088
Allegheny Energy, Inc.Δ*	6,800	355,368
Alltel Corporation	14,400	1,003,392
Ameren CorporationΔ	8,400	441,000
American Electric Power Co., Inc.	16,100	741,888
AT&T, Inc.	248,672	10,521,312
Centerpoint Energy, Inc.	13,000	208,390
CenturyTel, Inc.	4,500	207,990
Citizens Communications Co.Δ	14,000	200,480
CMS Energy CorporationΔ	9,000	151,380
Comcast Corporation Class A*	126,072	3,048,421
Consolidated Edison, Inc.	10,700	495,410
Constellation Energy Group, Inc.Δ	7,300	626,267
Dominion Resources, Inc.	12,070	1,017,501
DTE Energy Co.Δ	7,100	343,924
Duke Energy Corporation	51,668	965,675
Edison International	13,200	731,940
Embarq CorporationΔ	6,144	341,606
Entergy Corporation	8,152	882,780
Exelon Corporation	27,724	2,089,281
FirstEnergy Corporation	12,484	790,737
FPL Group, Inc.	16,900	1,028,872
Integrys Energy Group, Inc.Δ	3,100	158,813
Nicor, Inc.Δ	1,900	81,510
NiSource, Inc.	11,300	216,282
PG&E Corporation	14,200	678,760
Pinnacle West Capital Corporation	4,000	158,040
PPL Corporation	15,600	722,280
Progress Energy, Inc.	10,300	482,555
Public Service Enterprise Group, Inc.	10,200	897,498
Questar Corporation	7,000	367,710
Qwest Communications International, Inc.Δ*	64,800	593,568
Sempra Energy	10,700	621,884
Southern Co. (The)	30,500	1,106,540
Spectra Energy Corporation	25,684	628,744
Sprint Nextel Corporation	116,793	2,219,067
TECO Energy, Inc.	8,600	141,298
TXU Corporation	19,100	1,307,777
Verizon Communications, Inc.	118,674	5,254,885
Windstream CorporationΔ	19,499	275,326
Xcel Energy Inc.	16,700	359,718

		43,010,957

Total Common Stocks
(Cost $368,125,558)		532,886,039

FOREIGN COMMON STOCKS — 0.3%
Bermuda — 0.3%
Covidien, Ltd.	20,146	836,059
Tyco International, Ltd.	20,346	902,142

Total Foreign Common Stocks
(Cost $1,781,605)		1,738,201

MONEY MARKET FUNDS — 7.5%
GuideStone Money Market Fund (GS4 Class)¥	13,333,900	13,333,900
Northern Institutional Liquid Assets Portfolio§	27,902,998	27,902,998

Total Money Market Funds
(Cost $41,236,898)		41,236,898

	Par
U.S. TREASURY OBLIGATIONS — 0.2%
U.S. Treasury Bills
3.90%, 01/17/08‡‡	$75,000	74,161
3.98%, 01/17/08‡‡	15,000	14,832
4.18%, 01/17/08‡‡	30,000	29,665
4.65%, 01/17/08‡‡	1,055,000	1,043,204

Total U.S. Treasury Obligations
(Cost $1,158,850)		1,161,862

TOTAL INVESTMENTS — 105.0%
(Cost $412,302,911)		577,023,000

	Shares
SECURITY SOLD SHORT — 0.0%
Technology — 0.0%
NCR Corporation*
(Cost $(85,931))	(7,300)	(173,375)

Liabilities in Excess of Other Assets — (5.0)%		(27,273,775)

NET ASSETS — 100.0%		$549,575,850

See Notes to Schedules of Investments.	58

Real Estate Securities Fund
SCHEDULE OF INVESTMENTS	September 30, 2007 (Unaudited)

	Shares	Value
COMMON STOCKS — 94.0%
Consumer Discretionary — 1.7%
Starwood Hotels & Resorts Worldwide, Inc.	29,365	$1,783,924

Financial Services — 92.3%
AMB Property Corporation REITΔ	44,950	2,688,460
Apartment Investment & Management Co. Class A REITΔ	72,550	3,274,182
Archstone-Smith Trust REIT	42,600	2,561,964
AvalonBay Communities, Inc. REITΔ	55,850	6,593,651
BioMed Realty Trust, Inc. REITΔ	28,400	684,440
Boston Properties, Inc. REITΔ	29,500	3,065,050
BRE Properties, Inc. REITΔ	42,650	2,385,414
Brookfield Properties CorporationΔ	46,413	1,155,684
Digital Realty Trust, Inc. REITΔ	36,000	1,418,040
Douglas Emmett, Inc. REITΔ	73,150	1,808,999
Equity Lifestyle Properties, Inc. REITΔ	43,600	2,258,480
Essex Property Trust, Inc. REITΔ	23,050	2,709,988
Federal Realty Investors Trust REIT	39,050	3,459,830
FelCor Lodging Trust, Inc. REITΔ	57,850	1,152,950
General Growth Properties, Inc. REITΔ	114,000	6,112,680
Host Hotels & Resorts, Inc. REIT	252,777	5,672,316
LaSalle Hotel Properties REITΔ	37,050	1,559,064
Macerich Co. (The) REIT	51,400	4,501,612
Mack-Cali Realty Corporation REITΔ	8,500	349,350
Nationwide Health Properties, Inc. REIT	11,300	340,469
Parkway Properties, Inc. REITΔ	15,550	686,377
Post Properties, Inc. REITΔ	31,700	1,226,790
ProLogis REIT	105,400	6,993,290
Public Storage, Inc. REIT	37,980	2,987,127
Regency Centers Corporation REIT	55,300	4,244,275
Saul Centers, Inc. REITΔ	10,700	551,050
Senior Housing Properties Trust REITΔ	49,250	1,086,455
Simon Property Group, Inc. REITΔ	98,900	9,890,000
SL Green Realty Corporation REITΔ	55,200	6,445,704
Tanger Factory Outlet Centrs REITΔ	50,400	2,045,736
Taubman Centers, Inc. REIT	18,250	999,188
Ventas, Inc. REIT	7,450	308,430
Vornado Realty Trust REIT	84,038	9,189,555

		100,406,600

Total Common Stocks
(Cost $109,211,772)		102,190,524

MONEY MARKET FUNDS — 40.5%
GuideStone Money Market Fund (GS4 Class)¥	5,240,735	5,240,735
Northern Institutional Liquid Assets Portfolio§	38,746,100	38,746,100

Total Money Market Funds
(Cost $43,986,835)		43,986,835

	Par
U.S. TREASURY OBLIGATION — 0.4%
U.S. Treasury Bill
4.65%, 01/17/08‡‡
(Cost $542,328)	$550,000	543,851

TOTAL INVESTMENTS — 134.9%
(Cost $153,740,935)		146,721,210
Liabilities in Excess of Other Assets — (34.9)%		(37,984,374)

NET ASSETS — 100.0%		$108,736,836

59	See Notes to Schedules of Investments.

Value Equity Fund
SCHEDULE OF INVESTMENTS	September 30, 2007 (Unaudited)

	Shares	Value
COMMON STOCKS — 95.9%
Auto & Transportation — 2.3%
Burlington Northern Santa Fe Corporation	104,800	$8,506,616
CSX Corporation	187,900	8,028,967
FedEx Corporation	1,900	199,025
General Motors CorporationΔ	196,980	7,229,166
Magna International, Inc.Δ	20,700	1,993,617
Norfolk Southern Corporation	72,600	3,768,666
Tidewater, Inc.Δ	65,100	4,090,884
TRW Automotive Holdings CorporationΔ*	91,100	2,886,048
Union Pacific Corporation	27,200	3,075,232

		39,778,221

Consumer Discretionary — 9.6%
Avon Products, Inc.	263,400	9,885,402
Big Lots, Inc.Δ*	92,600	2,763,184
Brinker International, Inc.	97,700	2,680,888
Carnival CorporationΔ	191,700	9,284,031
CBS Corporation Class B	26,000	819,000
ChoicePoint, Inc.Δ	40,600	1,539,552
Circuit City Stores, Inc.Δ	289,200	2,287,572
Clear Channel Communications, Inc.	83,600	3,129,984
Coach, Inc.*	61,800	2,921,286
Costco Wholesale Corporation	5,900	362,083
DIRECTV Group, Inc. (The)*	159,000	3,860,520
Dollar Tree Stores, Inc.Δ*	32,400	1,313,496
Eastman Kodak Co.Δ	211,276	5,653,746
EchoStar Communications Corporation Class A*	7,300	341,713
Gannett Co., Inc.	128,500	5,615,450
Gap, Inc. (The)	218,300	4,025,452
Hasbro, Inc.	128,200	3,574,216
Home Depot, Inc. (The)	171,688	5,569,559
Interpublic Group Cos., Inc.Δ*	318,900	3,310,182
Jack in the Box, Inc.Δ*	8,800	570,592
Kimberly-Clark Corporation	151,400	10,637,364
Macy’s, Inc.	126,200	4,078,784
Mattel, Inc.	202,000	4,738,920
McDonald’s Corporation	259,600	14,140,412
Office Depot, Inc.*	87,000	1,793,940
Royal Caribbean Cruises, Ltd.Δ	125,081	4,881,911
Sears Holdings CorporationΔ*	3,200	407,040
Shaw Communications, Inc. Class B	177,200	4,401,648
Sony Corporation ADR	134,800	6,478,488
Stanley Works (The)Δ	187,500	10,524,375
Time Warner Cable, Inc.*	2,300	75,440
Time Warner, Inc.	1,029,100	18,894,276
Wal-Mart Stores, Inc.	190,900	8,332,785
Walt Disney Co. (The)	45,000	1,547,550
Waste Management, Inc.	80,500	3,038,070
Wyndham Worldwide CorporationΔ	36,630	1,199,999

		164,678,910

Consumer Staples — 4.4%
Coca-Cola Co. (The)	116,500	6,695,255
Colgate-Palmolive Co.	2,000	142,640
ConAgra Foods, Inc.Δ	110,900	2,897,817
General Mills, Inc.	75,500	4,379,755
Hansen Natural CorporationΔ	39,000	2,210,520
Herbalife, Ltd.	40,100	1,822,946
Kellogg Co.	2,700	151,200
Kraft Foods, Inc. Class A	730,000	25,192,300
Kroger Co.	163,700	4,668,724
Pepsi Bottling Group, Inc.	110,300	4,099,851
PepsiCo, Inc.	26,000	1,904,760
Procter & Gamble Co.	214,600	15,094,964
Safeway, Inc.	92,100	3,049,431
Sara Lee Corporation	157,100	2,621,999
Walgreen Co.	34,600	1,634,504

		76,566,666

Financial Services — 27.0%
ACE, Ltd.Δ	72,200	4,373,154
AFLAC, Inc.	1,500	85,560
Allstate Corporation (The)	314,400	17,980,536
American Express Co.	234,100	13,898,517
American International Group, Inc.	363,450	24,587,392
AON Corporation	37,900	1,698,299
Assurant, Inc.Δ	55,000	2,942,500
AXIS Capital Holdings, Ltd.	58,100	2,260,671
Bank of America Corporation	790,834	39,755,225
Bank of New York Mellon Corporation	29,390	1,297,275
BB&T CorporationΔ	21,700	876,463
Bear Stearns Cos., Inc. (The)Δ	41,400	5,084,334
Brascan CorporationΔ	48,700	1,874,950
Capital One Financial Corporation	113,755	7,556,745
Chubb Corporation	210,300	11,280,492
CIGNA Corporation	71,900	3,831,551
Citigroup, Inc.	1,095,133	51,109,857
Comerica, Inc.	142,200	7,292,016
Countrywide Financial CorporationΔ	172,800	3,284,928
Credicorp, Ltd.Δ	3,500	236,950
Discover Financial Services	63,500	1,320,800
Endurance Specialty Holdings, Ltd.	41,200	1,711,860
Everest Re Group, Ltd.Δ	20,200	2,226,848
Fannie Mae	208,600	12,684,966
Fifth Third Bancorp	21,600	731,808
Freddie Mac	201,100	11,866,911
Goldman Sachs Group, Inc.	41,765	9,052,146
Hartford Financial Services Group, Inc.	161,704	14,965,705
Jones Lang LaSalle, Inc.Δ	32,800	3,370,528
JPMorgan Chase & Co.	1,012,512	46,393,300
KeyCorp	164,750	5,326,367
Legg Mason, Inc.	48,400	4,079,636
Lehman Brothers Holdings, Inc.	21,500	1,327,195
Lincoln National Corporation	10,600	699,282
Loews Corporation	113,800	5,502,230

See Notes to Schedules of Investments.	60

Value Equity Fund
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Marsh & McLennan Cos., Inc.	21,900	$558,450
Merrill Lynch & Co., Inc.Δ	233,800	16,665,264
MetLife, Inc.	19,300	1,345,789
Morgan Stanley	233,800	14,729,400
National City CorporationΔ	23,900	599,651
PMI Group, Inc. (The)Δ	106,500	3,482,550
PNC Financial Services Group, Inc.Δ	13,600	926,160
Principal Financial GroupΔ	50,900	3,211,281
Progressive Corporation (The)	29,600	574,536
Prudential Financial, Inc.	14,100	1,375,878
Regions Financial CorporationΔ	27,700	816,596
Reinsurance Group of America, Inc.Δ	4,500	255,105
Safeco Corporation	58,000	3,550,760
Simon Property Group, Inc. REIT	4,000	400,000
SLM Corporation	166,300	8,260,121
State Street CorporationΔ	3,500	238,560
SunTrust Banks, Inc.	78,600	5,947,662
Travelers Cos., Inc.	397,300	20,000,082
UnionBanCal Corporation	38,900	2,272,149
UnumProvident Corporation	105,600	2,584,032
US BancorpΔ	69,800	2,270,594
Wachovia Corporation	261,345	13,106,442
Washington Mutual, Inc.Δ	336,900	11,895,939
Wells Fargo & Co.Δ	556,600	19,826,092
Western Union Co.	1,600	33,552
XL Capital, Ltd. Class A	115,200	9,123,840

		466,617,482

Healthcare — 9.5%
Aetna, Inc.	281,600	15,282,432
AmerisourceBergen Corporation	85,600	3,880,248
Amgen, Inc.*	109,104	6,172,013
Baxter International, Inc.	201,500	11,340,420
Biogen Idec, Inc.Δ*	9,400	623,502
Biovail CorporationΔ	34,900	606,213
Boston Scientific Corporation*	365,300	5,095,935
Bristol-Myers Squibb Co.	282,500	8,141,650
Cardinal Health, Inc.	94,400	5,902,832
Community Health Systems, Inc.Δ*	29,200	918,048
CVS Corporation	27,273	1,080,829
Eli Lilly & Co.	20,400	1,161,372
Express Scripts, Inc.*	14,900	831,718
Johnson & Johnson	72,800	4,782,960
McKesson Corporation	67,300	3,956,567
Merck & Co., Inc.	15,300	790,857
Millennium Pharmeceuticals, Inc.*	449,200	4,559,380
Omnicare, Inc.Δ	92,300	3,057,899
Pfizer, Inc.	1,925,300	47,035,079
Tenet Healthcare CorporationΔ*	930,900	3,127,824
Thermo Fisher Scientific, Inc.*	8,800	507,936
UnitedHealth Group, Inc.	197,800	9,579,454
Watson Pharmaceuticals, Inc.*	188,600	6,110,640
WellPoint, Inc.*	176,500	13,929,380
Wyeth	126,100	5,617,755

		164,092,943

Integrated Oils — 10.2%
Chevron Corporation	590,470	55,256,182
ConocoPhillips	598,200	52,504,014
Exxon Mobil Corporation	417,400	38,634,544
Marathon Oil Corporation	131,096	7,475,094
Murphy Oil Corporation	74,000	5,171,860
Occidental Petroleum Corporation	269,200	17,250,336

		176,292,030

Materials & Processing — 4.1%
Alcoa, Inc.	242,900	9,502,248
Archer-Daniels-Midland Co.	25,900	856,772
Ball CorporationΔ	24,600	1,322,250
Dow Chemical Co. (The)	233,000	10,032,980
du Pont (E.I.) de Nemours & Co.	205,700	10,194,492
Freeport-McMoRan Copper & Gold, Inc.	2,800	293,692
International Paper Co.	17,090	613,018
Louisiana-Pacific CorporationΔ	198,800	3,373,636
MeadWestvaco Corporation	348,700	10,297,111
Methanex CorporationΔ	119,100	3,025,140
Newmont Mining CorporationΔ	73,900	3,305,547
Nova Chemicals CorporationΔ	28,200	1,088,520
Nucor Corporation	40,200	2,390,694
Owens-Illinois, Inc.*	36,900	1,529,505
Pactiv Corporation*	39,084	1,120,148
Smurfit-Stone Container Corporation*	304,200	3,553,056
Southern Copper CorporationΔ	36,900	4,569,327
Timken Co.Δ	17,000	631,550
United States Steel Corporation	17,600	1,864,544
Weyerhaeuser Co.	8,801	636,312

		70,200,542

Other — 4.3%
3M Co.	53,500	5,006,530
Eaton Corporation	16,900	1,673,776
General Electric Co.	1,172,400	48,537,360
Honeywell International, Inc.	327,459	19,473,987
Johnson Controls, Inc.	1,600	188,976

		74,880,629

Other Energy — 1.7%
Anadarko Petroleum Corporation	129,300	6,949,875
Apache Corporation	13,600	1,224,816
Devon Energy Corporation	17,800	1,480,960
EOG Resources, Inc.Δ	9,600	694,368
Frontier Oil Corporation	32,600	1,357,464
Holly CorporationΔ	55,100	3,296,633
Massey Energy Co.Δ	198,500	4,331,270
Sunoco, Inc.	50,300	3,560,234
Valero Energy Corporation	67,000	4,501,060
Williams Cos., Inc.	39,122	1,332,495

		28,729,175

61	See Notes to Schedules of Investments.

	Shares	Value
Producer Durables — 5.1%
Applied Materials, Inc.	237,100	$4,907,970
Boeing Co. (The)	18,300	1,921,317
Caterpillar, Inc.	22,800	1,788,204
Centex CorporationΔ	76,500	2,032,605
Cummins, Inc.	30,600	3,913,434
Deere & Co.	8,600	1,276,412
Emerson Electric Co.	187,000	9,952,140
Goodrich Corporation	44,700	3,049,881
Grainger (W.W.), Inc.	36,300	3,310,197
Illinois Tool Works, Inc.Δ	174,800	10,425,072
Ingersoll-Rand Co., Ltd. Class A	31,700	1,726,699
Lennar Corporation Class AΔ	77,700	1,759,905
Lexmark International, Inc.*	101,200	4,202,836
Lockheed Martin Corporation	43,000	4,665,070
Northrop Grumman Corporation	170,100	13,267,800
Parker Hannifin Corporation	37,800	4,227,174
Pitney Bowes, Inc.	86,100	3,910,662
Raytheon Co.	39,200	2,501,744
Tektronix, Inc.	19,100	529,834
United Technologies Corporation	102,100	8,217,008

		87,585,964

Technology — 5.4%
Alcatel Lucent Sponsored ADRΔ	673,663	6,857,889
Check Point Software Technologies, Ltd.*	75,400	1,898,572
Computer Sciences Corporation*	53,900	3,013,010
Compuware Corporation*	294,100	2,358,682
Electronic Data Systems Corporation	127,000	2,773,680
General Dynamics Corporation	13,800	1,165,686
Hewlett-Packard Co.	127,400	6,343,246
International Business Machines Corporation	177,975	20,965,455
Jabil Circuit, Inc.Δ	159,809	3,650,038
LSI Logic CorporationΔ*	567,700	4,212,334
Microsoft Corporation	138,100	4,068,426
Motorola, Inc.	457,425	8,476,085
Nokia Corporation ADRΔ	284,600	10,794,878
Oracle Corporation*	88,300	1,911,695
Seagate Technology, Inc.+	4,600	—
Solectron Corporation*	1,305,500	5,091,450
Sun Microsystems, Inc.*	106,800	599,148
Symantec Corporation*	130,500	2,529,090
Tyco Electronics, Ltd.	163,080	5,777,925
VMware, Inc.*	271	23,035

		92,510,324

Utilities — 12.3%
Alltel Corporation	14,126	984,300
American Electric Power Co., Inc.	270,500	12,464,640
AT&T, Inc.	1,345,196	56,915,243
Comcast Corporation Class AΔ*	522,400	12,631,632
Dominion Resources, Inc.Δ	81,100	6,836,730
Duke Energy Corporation	255,600	4,777,164
Edison International	80,500	4,463,725
Energen Corporation	66,300	3,787,056
Entergy Corporation	159,600	17,283,084
Exelon Corporation	15,100	1,137,936
FirstEnergy Corporation	85,452	5,412,529
FPL Group, Inc.	16,000	974,080
Oneok, Inc.Δ	49,500	2,346,300
Pepco Holdings, Inc.	56,900	1,540,852
PG&E Corporation	38,000	1,816,400
PPL Corporation	122,300	5,662,490
Progress Energy, Inc. Contingent Value Obligation+*	3,100	1,209
Public Service Enterprise Group, Inc.	69,800	6,141,702
Qwest Communications International, Inc.Δ*	1,170,900	10,725,444
Southern Co. (The)Δ	29,800	1,081,144
Spectra Energy Corporation	166,050	4,064,904
Sprint Nextel CorporationΔ	648,707	12,325,433
TXU Corporation	5,200	356,044
Verizon Communications, Inc.	873,424	38,675,215

		212,405,256

Total Common Stocks
(Cost $1,359,168,626)		1,654,338,142

FOREIGN COMMON STOCKS — 0.9%
Bermuda — 0.6%
Covidien, Ltd.	117,375	4,871,062
Tyco International, Ltd.	113,875	5,049,218

		9,920,280

Israel — 0.3%
Teva Pharmaceutical Industries, Ltd. ADR	141,152	6,277,030

Total Foreign Common Stocks
(Cost $13,194,129)		16,197,310

MONEY MARKET FUNDS — 10.2%
GuideStone Money Market Fund (GS4 Class)¥	49,436,454	49,436,454
Northern Institutional Liquid Assets Portfolio§	127,236,464	127,236,464

Total Money Market Funds
(Cost $176,672,918)		176,672,918

	Par
U.S. TREASURY OBLIGATIONS — 0.3%
U.S. Treasury Bills
3.60%, 01/17/08	$10,000	9,888
3.67%, 01/17/08	10,000	9,888
3.73%, 01/17/08	10,000	9,888
3.85%, 01/17/08	30,000	29,665
3.98%, 01/17/08	10,000	9,888
4.14%, 01/17/08	10,000	9,888
4.17%, 01/17/08	10,000	9,889
4.65%, 01/17/08‡‡	4,080,000	4,034,382
4.74%, 01/17/08	10,000	9,888
4.84%, 01/17/08	10,000	9,888

Total U.S. Treasury Obligations
(Cost $4,131,752)		4,143,152

TOTAL INVESTMENTS — 107.3%
(Cost $1,553,167,425)		1,851,351,522
Liabilities in Excess of Other Assets — (7.3)%		(125,478,326)

Net Assets — 100.0%		$1,725,873,196

See Notes to Schedules of Investments.	62

Growth Equity Fund
SCHEDULE OF INVESTMENTS	September 30, 2007 (Unaudited)

	Shares	Value
COMMON STOCKS — 93.3%
Auto & Transportation — 2.9%
CH Robinson Worldwide, Inc.Δ	238,760	$12,962,280
Expeditors International Washington, Inc.Δ	386,190	18,266,787
FedEx Corporation	49,710	5,207,122
Toyota Motor Corporation ADR	35,596	4,159,749
Union Pacific Corporation	85,033	9,613,831

		50,209,769

Consumer Discretionary — 15.5%
Amazon.com, Inc.Δ*	228,300	21,266,145
Coach, Inc.Δ*	159,300	7,530,111
eBay, Inc.*	377,800	14,741,756
Google, Inc.*	161,590	91,665,159
Iron Mountain, Inc.Δ*	164,700	5,020,056
Lowe’s Cos., Inc.Δ	787,141	22,055,691
McDonald’s Corporation	344,842	18,783,544
Nordstrom, Inc.Δ	113,300	5,312,637
Penney (JC) Co., Inc.Δ	112,942	7,157,135
Starbucks CorporationΔ*	1,119,500	29,330,900
Starwood Hotels & Resorts Worldwide, Inc.	122,300	7,429,725
VeriSign, Inc.*	233,756	7,886,927
Walt Disney Co. (The)	313,100	10,767,509
Yahoo!, Inc. Δ*	288,325	7,738,643
Yum! Brands, Inc.Δ	382,598	12,943,290

		269,629,228

Consumer Staples — 2.5%
Colgate-Palmolive Co.Δ	141,300	10,077,516
PepsiCo, Inc.	185,600	13,597,056
Procter & Gamble Co.	81,700	5,746,778
Walgreen Co.Δ	310,900	14,686,916

		44,108,266

Financial Services — 11.5%
American Express Co.	117,400	6,970,038
American International Group, Inc.	47,200	3,193,080
Citigroup, Inc.	104,600	4,881,682
CME Group, Inc.Δ	29,100	17,091,885
Commerce Bancorp, Inc.Δ	333,610	12,937,396
Countrywide Financial CorporationΔ	144,400	2,745,044
Fannie Mae	57,335	3,486,541
Franklin Resources, Inc.Δ	83,600	10,659,000
Goldman Sachs Group, Inc.	132,898	28,804,313
IntercontinentalExchange, Inc.Δ*	196,430	29,837,717
Lehman Brothers Holdings, Inc.	129,967	8,022,863
Mastercard, Inc. Class AΔ	87,620	12,965,131
Merrill Lynch & Co., Inc.	66,200	4,718,736
Moody’s CorporationΔ	305,000	15,372,000
Morgan Stanley	99,688	6,280,344
Progressive Corporation (The)	660,580	12,821,858
US BancorpΔ	166,400	5,412,992
Wells Fargo & Co.	224,004	7,979,022
Zions BancorporationΔ	87,400	6,001,758

		200,181,400

Healthcare — 17.9%
Abbott Laboratories	156,500	8,391,530
Abraxis BioScience, Inc.Δ*	148,400	3,387,972
Allergan, Inc.Δ	396,900	25,588,143
Amylin Pharmaceuticals, Inc.Δ*	252,685	12,634,250
Celgene CorporationΔ*	89,500	6,382,245
Cephalon, Inc.Δ*	98,200	7,174,492
Cerner CorporationΔ*	204,090	12,206,623
CVS Corporation	439,430	17,414,611
Genentech, Inc.Δ*	600,549	46,854,833
Genzyme Corporation*	456,900	28,309,524
Gilead Sciences, Inc.*	249,800	10,209,326
Intuitive Surgical, Inc.Δ*	69,400	15,962,000
Merck & Co., Inc.	305,800	15,806,802
Schering-Plough Corporation	402,661	12,736,167
Shire PLC ADR	95,900	7,094,682
St. Jude Medical, Inc.Δ*	154,200	6,795,594
Stryker CorporationΔ	141,500	9,729,540
Thermo Fisher Scientific, Inc.*	109,200	6,303,024
UnitedHealth Group, Inc.	434,763	21,055,572
Varian Medical Systems, Inc.Δ*	407,400	17,065,986
WellPoint, Inc.*	93,700	7,394,804
Zimmer Holdings, Inc.Δ*	155,400	12,585,846

		311,083,566

Integrated Oils — 0.9%
Exxon Mobil Corporation	161,700	14,966,952

Materials & Processing — 4.0%
Air Products & Chemicals, Inc.Δ	136,681	13,361,935
Allegheny Technologies, Inc.	124,660	13,706,367
Freeport-McMoRan Copper & Gold, Inc.	81,173	8,514,236
Monsanto Co.	200,831	17,219,250
Praxair, Inc.	123,116	10,312,196
Precision Castparts Corporation	45,000	6,659,100

		69,773,084

Other — 1.8%
General Electric Co.	500,200	20,708,280
Textron, Inc.Δ	176,000	10,948,960

		31,657,240

Other Energy — 8.6%
Cameron International CorporationΔ*	30,441	2,809,400
Devon Energy Corporation	24,806	2,063,859
EOG Resources, Inc.Δ	80,100	5,793,633
FMC Technologies, Inc.Δ*	103,000	5,938,980
National Oilwell Varco, Inc.*	152,800	22,079,600
Schlumberger, Ltd.	816,598	85,742,790
TransOcean, Inc.*	93,149	10,530,495
Weatherford International, Ltd.Δ*	115,000	7,725,700
XTO Energy, Inc.Δ	110,400	6,827,136

		149,511,593

Producer Durables — 3.4%
Boeing Co. (The)	186,129	19,541,684
Caterpillar, Inc.	77,900	6,109,697
Deere & Co.Δ	73,900	10,968,238

63	See Notes to Schedules of Investments.

	Shares	Value
Lockheed Martin Corporation	126,909	$13,768,357
Pulte Homes, Inc.Δ	254,835	3,468,304
United Technologies CorporationΔ	75,000	6,036,000

		59,892,280

Technology — 20.1%
Adobe Systems, Inc.*	249,800	10,906,268
Apple, Inc.*	368,734	56,615,418
Autodesk, Inc.Δ*	371,815	18,579,596
Broadcom Corporation Class AΔ*	607,800	22,148,232
Cisco Systems, Inc.*	819,777	27,142,816
Cognizant Technology Solutions Corporation Class A*	68,300	5,448,291
Dell, Inc.*	188,600	5,205,360
EMC Corporation*	1,198,400	24,926,720
General Dynamics Corporation	157,765	13,326,410
Hewlett-Packard Co.	536,508	26,712,733
Intel Corporation	991,403	25,637,682
Juniper Networks, Inc.*	111,340	4,076,157
Koninklijke Philips Electronics NV	189,790	8,529,163
Microsoft Corporation	355,100	10,461,246
Network Appliance, Inc.Δ*	244,325	6,574,786
QUALCOMM, Inc.	856,270	36,185,970
Salesforce.com, Inc.Δ*	575,810	29,550,569
SanDisk CorporationΔ*	101,250	5,578,875
Seagate Technology, Inc.+	5,600	—
Telecorp PCS, Inc. Escrow+	928	—
Texas Instruments, Inc.	318,200	11,642,938
VMware, Inc.Δ*	12,441	1,057,485

		350,306,715

Utilities — 4.2%
America Movil SA de CV ADR Series L	479,571	30,692,544
AT&T, Inc.Δ	624,332	26,415,487
Comcast Corporation Class A*	688,648	16,651,509

		73,759,540

Total Common Stocks
(Cost $ 1,224,064,435)		1,625,079,633

FOREIGN COMMON STOCKS — 2.2%
Brazil — 0.1%
Petroleo Brasileiro SA ADRΔ	33,478	2,527,589

Canada — 0.5%
Research In Motion, Ltd.*	81,720	8,053,506

China — 1.1%
Industrial & Commercial Bank of China Class H	26,356,000	18,477,357

Israel — 0.5%
Teva Pharmaceutical Industries, Ltd. ADRΔ	194,500	8,649,415

Total Foreign Common Stocks
(Cost $ 29,083,959)		37,707,867

MONEY MARKET FUNDS — 13.9%
GuideStone Money Market Fund (GS4 Class)¥	97,153,905	$97,153,905
Northern Institutional Liquid Assets Portfolio§	145,086,882	145,086,882

Total Money Market Funds
(Cost $ 242,240,787)		242,240,787

	Par
U.S. TREASURY OBLIGATIONS — 0.9%
U.S. Treasury Bills
3.55%, 01/03/08	$2,828,000	2,800,110
3.65%, 01/10/08Δ	4,814,000	4,763,260
3.65%, 01/17/08‡‡	100,000	98,882
3.76%, 01/17/08‡‡	35,000	34,609
3.85%, 01/17/08‡‡	400,000	395,528
3.88%, 01/17/08‡‡	80,000	79,106
3.98%, 01/17/08‡‡	55,000	54,385
4.05%, 01/17/08‡‡	100,000	98,882
4.14%, 01/17/08‡‡	125,000	123,602
4.65%, 01/17/08‡‡	3,750,000	3,708,071
3.75%, 01/31/08	1,977,000	1,951,694
3.80%, 02/07/08Δ	1,879,000	1,853,132

Total U.S. Treasury Obligations
(Cost $ 15,954,004)		15,961,261

TOTAL INVESTMENTS — 110.3%
(Cost $ 1,511,343,185)		1,920,989,548
Liabilities in Excess of Other
Assets — (10.3)%		(179,451,079)

NET ASSETS — 100.0%		$1,741,538,469

See Notes to Schedules of Investments.	64

Small Cap Equity Fund
SCHEDULE OF INVESTMENTS	September 30, 2007 (Unaudited)

	Shares	Value
COMMON STOCKS — 87.7%
Auto & Transportation — 2.8%
AAR CorporationΔ*	18,650	$565,841
Accuride CorporationΔ*	31,300	379,043
AirTran Holdings, Inc.Δ*	75,600	743,904
Arkansas Best CorporationΔ	7,090	231,560
Autoliv, Inc.	25,000	1,493,750
Celadon Group, Inc.Δ*	53,700	632,049
DryShips, Inc.Δ	5,100	463,335
Excel Maritime Carriers, Ltd.Δ	21,500	1,199,700
Frontline, Ltd.Δ	15,500	748,340
Horizon Lines, Inc. Class AΔ	26,200	799,886
JB Hunt Transport Services, Inc.Δ	41,500	1,091,450
Lear Corporation*	19,900	638,790
Navios Maritime Holdings, Inc.Δ	36,300	476,982
Polaris Industries, Inc.Δ	25,300	1,103,586
Republic Airways Holdings, Inc.Δ*	5,600	118,552
Saia, Inc.Δ*	25,500	421,515
Seaspan CorporationΔ	16,800	552,720
Thor Industries, Inc.Δ	7,080	318,529
TRW Automotive Holdings Corporation*	42,100	1,333,728
Tsakos Energy Navigation, Ltd.Δ	15,000	1,056,150
Ultrapetrol Bahamas, Ltd.Δ*	29,100	483,351
US Airways Group, Inc.Δ*	26,300	690,375
UTI Worldwide, Inc.	49,900	1,146,702
Vitran Corporation, Inc.Δ*	20,500	339,480

		17,029,318

Consumer Discretionary — 14.0%
Advisory Board Co. (The)Δ*	42,800	2,502,516
Aeropostale, Inc.*	48,900	932,034
American Greetings Corporation Class AΔ	54,300	1,433,520
AMN Healthcare Services, Inc.Δ*	72,700	1,361,671
AnnTaylor Stores Corporation*	40,900	1,295,303
Barnes & Noble, Inc.	20,300	715,778
Big Lots, Inc.Δ*	33,200	990,688
Bon-Ton Stores, Inc. (The)Δ	9,200	209,024
Bowne & Co., Inc.Δ	69,100	1,151,206
Brinker International, Inc.	23,700	650,328
Build-A-Bear Workshop, Inc.Δ*	17,020	302,275
Capella Education Co.Δ*	21,200	1,185,292
Carter’s, Inc.Δ*	12,300	245,385
Central Garden and Pet Co.Δ*	12,100	107,690
Central Garden and Pet Co. Class AΔ*	43,200	387,936
Chemed CorporationΔ	11,800	733,488
ChoicePoint, Inc.Δ	25,100	951,792
Citi Trends, Inc.Δ*	21,100	459,136
Computer Learning Centers*	24,439	2
Conn’s, Inc.*	9,300	222,177
Corinthian Colleges, Inc.*	39,900	634,809
Corporate Executive Board Co.Δ	20,900	1,551,616
CoStar Group, Inc.Δ*	21,000	1,122,450
CROCS, Inc.Δ*	26,660	1,792,885
Ctrip.com International, Ltd. ADR	21,600	$1,118,880
Deckers Outdoor CorporationΔ*	9,500	1,043,100
Dice Holdings, Inc.*	54,400	559,232
Dolan Media Co.*	27,400	665,820
Dollar Tree Stores, Inc.Δ*	34,900	1,414,846
DSW, Inc.Δ*	20,400	513,468
Elizabeth Arden, Inc.Δ*	27,400	738,704
Entravision Communications Corporation Class AΔ*	195,958	1,806,733
EZCORP, Inc. Class AΔ*	82,200	1,105,590
FirstService CorporationΔ*	22,900	711,732
Gaiam, Inc.*	7,600	182,628
GSI Commerce, Inc.Δ*	47,300	1,258,180
Gymboree CorporationΔ*	16,300	574,412
Hasbro, Inc.	69,800	1,946,024
Helen of Troy, Ltd.Δ*	10,200	196,962
Hibbett Sports, Inc.Δ*	30,700	761,360
Home Inns & Hotels Management, Inc. ADRΔ*	30,500	1,061,400
Home Solutions of America, Inc.Δ*	99,100	335,949
Houston Wire & Cable Co.Δ	21,600	391,176
Iconix Brand Group, Inc.Δ*	113,800	2,707,302
ICT Group, Inc.Δ*	51,900	695,979
inVentiv Health, Inc.*	17,100	749,322
Jack in the Box, Inc.Δ*	18,200	1,180,088
Jakks Pacific, Inc.Δ*	25,400	678,434
Kenexa CorporationΔ*	44,400	1,366,632
Kforce, Inc.Δ*	116,300	1,495,618
Knot, Inc.Δ*	36,000	765,360
Korn/Ferry InternationalΔ*	25,100	414,401
Labor Ready, Inc.Δ*	59,300	1,097,643
Life Time Fitness, Inc.Δ*	24,800	1,521,232
Liquidity Services, Inc.Δ*	22,800	250,572
LoopNet, Inc.Δ*	38,100	782,574
Maidenform Brands, Inc.Δ*	18,000	285,840
Monro Muffler Brake, Inc.	21,000	709,590
Movado Group, Inc.Δ	17,600	561,792
MWI Veterinary Supply, Inc.Δ*	27,000	1,019,250
Navigant Consulting, Inc.Δ*	33,100	419,046
On Assignment, Inc.Δ*	102,300	955,482
Orient-Express Hotels, Ltd. Class AΔ	22,900	1,174,083
Parlux Fragrance, Inc.Δ*	60,400	235,560
Perficient, Inc.Δ*	19,000	415,530
PetMed Express, Inc.Δ*	38,900	544,989
Playtex Products, Inc.Δ*	61,600	1,126,048
Pool CorporationΔ	47,925	1,197,167
PriceSmart, Inc.Δ	30,500	719,800
Resources Connection, Inc.Δ	75,000	1,736,250
Robert Half International, Inc.	19,700	588,242
Rocky Brands, Inc.Δ*	23,700	251,931
Rush Enterprises, Inc. Class AΔ*	45,481	1,152,943
Ruth’s Chris Steak HouseΔ*	31,800	453,150
School Specialty, Inc.Δ*	29,500	1,021,585
Select Comfort CorporationΔ*	211,865	2,955,517
Sonic CorporationΔ*	28,400	664,560
Source Interlink Cos., Inc.Δ*	26,700	93,984
Steiner Leisure, Ltd.Δ*	14,800	642,320
Steven Madden, Ltd.Δ	17,300	327,835

65	See Notes to Schedules of Investments.

	Shares	Value
Strayer Education, Inc.	4,300	$725,109
Tech Data Corporation*	31,600	1,267,792
TeleTech Holdings, Inc.*	9,400	224,754
Tempur-Pedic International, Inc.Δ	12,830	458,673
THQ, Inc.Δ*	42,600	1,064,148
Town Sports International Holdings, Inc.*	21,200	322,452
True Religion Apparel, Inc.Δ*	40,470	712,272
United Natural Foods, Inc.Δ*	32,000	871,040
United Online, Inc.Δ	85,700	1,286,357
Universal Electronics, Inc.Δ*	55,085	1,790,262
USANA Health Sciences, Inc.Δ*	36,100	1,579,375
ValueClick, Inc.Δ*	17,320	389,007
VistaPrint, Ltd.Δ*	20,400	762,348
Volcom, Inc.Δ	21,700	922,684
WESCO International, Inc.Δ*	10,600	455,164
Westwood One, Inc.Δ	89,400	245,850
Zumiez, Inc.Δ*	8,500	377,145

		83,737,280

Consumer Staples — 1.4%
Chiquita Brands International, Inc.Δ*	28,090	444,665
Fresh Del Monte Produce, Inc.Δ	40,300	1,158,625
Herbalife, Ltd.	49,300	2,241,178
J & J Snack Foods CorporationΔ	60,252	2,097,974
Nash Finch Co.Δ	26,200	1,043,546
Sanderson Farms, Inc.Δ	29,700	1,237,599

		8,223,587

Financial Services — 18.0%
Advance America Cash Advance Centers, Inc.Δ	60,400	644,468
Affiliated Managers Group, Inc.Δ*	3,970	506,215
American Equity Investment Life Holding Co.Δ	49,100	522,915
American Financial Group, Inc.	22,200	633,144
American Physicians Capital, Inc.Δ	11,700	455,832
AmeriCredit CorporationΔ*	22,800	400,824
Amerisafe, Inc.Δ*	15,280	252,731
Anchor BanCorp Wisconsin, Inc.Δ	27,800	750,600
Argo Group International Holdings, Ltd.*	21,552	937,727
Assurant, Inc.Δ	23,900	1,278,650
Assured Guaranty, Ltd.	43,500	1,181,895
Asta Funding, Inc.Δ	33,250	1,274,140
Authorize.Net Holdings, Inc.Δ*	40,500	714,015
AXIS Capital Holdings, Ltd.	34,700	1,350,177
Banco Latinoamericano de Exportaciones SAΔ	53,400	970,812
BancorpSouth, Inc.Δ	66,200	1,608,660
Bank of Florida CorporationΔ*	34,300	558,404
BankUnited Financial Corporation Class AΔ	105,600	1,641,024
Brookline Bancorp, Inc.Δ	23,023	266,837
CastlePoint Holdings, Ltd.Δ	7,680	$88,320
Center Financial CorporationΔ	18,200	253,162
Central Pacific Financial CorporationΔ	24,600	718,320
City National Corporation	22,600	1,570,926
Clayton Holdings, Inc.Δ*	13,900	111,339
Cohen & Steers, Inc.Δ	15,500	573,965
Colonial BancGroup, Inc.Δ	75,900	1,640,958
CompuCredit CorporationΔ*	23,200	503,672
Corus Bankshares, Inc.Δ	110,080	1,433,242
Credicorp, Ltd.Δ	23,100	1,563,870
CVB Financial CorporationΔ	25,500	298,350
Cybersource CorporationΔ*	67,776	792,301
Dollar Financial CorporationΔ*	10,500	299,565
Downey Financial CorporationΔ	3,920	226,576
Duff & Phelps Corporation*	8,800	161,480
East West Bancorp, Inc.Δ	33,400	1,201,064
Eaton Vance Corporation	32,900	1,314,684
Endurance Specialty Holdings, Ltd.	43,300	1,799,115
Evercore Partners, Inc. Class AΔ	27,300	717,717
Everest Re Group, Ltd.Δ	10,300	1,135,472
ExlService Holdings, Inc.Δ*	37,700	801,502
Fair Isaac & Co., Inc.Δ	33,300	1,202,463
Federated Investors, Inc. Class B	30,700	1,218,790
First Acceptance CorporationΔ*	29,311	148,021
First Cash Financial Services, Inc.Δ*	50,100	1,173,342
First Niagara Financial Group, Inc.Δ	102,400	1,448,960
First Potomac Realty Trust REITΔ	13,000	283,400
First Regional BancorpΔ*	23,900	586,267
FirstFed Financial CorporationΔ*	33,200	1,645,060
FPIC Insurance Group, Inc.Δ*	25,900	1,114,995
Franklin Bank CorporationΔ*	80,400	739,680
Fremont General CorporationΔ	70,090	273,351
GFI Group, Inc.Δ*	15,600	1,343,472
Global Payments, Inc.	111,400	4,926,108
Greenhill & Co., Inc.Δ	21,500	1,312,575
H&E Equipment Services, Inc.Δ*	13,100	235,538
Hanmi Financial CorporationΔ	14,900	230,801
Hanover Insurance Group, Inc.	35,500	1,568,745
HCC Insurance Holdings, Inc.Δ	128,635	3,684,106
Heartland Payment Systems, Inc.Δ	12,500	321,250
Hilb, Rogal & Hobbs Co.	70,372	3,049,219
Huron Consulting Group, Inc.Δ*	31,916	2,317,740
Infinity Property & Casualty CorporationΔ	17,000	683,740
Jack Henry & Associates, Inc.Δ	106,600	2,756,676

See Notes to Schedules of Investments.	66

Small Cap Equity Fund
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Jefferies Group, Inc.	40,000	$1,113,200
Jones Lang LaSalle, Inc.	12,600	1,294,776
KBW, Inc.Δ*	20,900	601,502
Kingsway Financial Services, Inc.Δ	20,000	368,600
LandAmerica Financial Group, Inc.Δ	29,300	1,142,114
Markel Corporation*	2,135	1,033,340
Max Re Capital, Ltd.Δ	18,700	524,348
Mercantile Bank CorporationΔ	16,000	343,360
Meruelo Maddux Properties, Inc.Δ*	7,000	41,370
National Financial Partners CorporationΔ	9,900	524,502
Ocwen Financial CorporationΔ*	53,200	501,676
optionsXpress Holdings, Inc.Δ	119,600	3,126,344
PartnerRe, Ltd.Δ	18,700	1,477,113
Piper Jaffray Cos., Inc.Δ*	17,100	916,560
Platinum Underwriters Holdings, Ltd.Δ	40,300	1,449,188
PMI Group, Inc. (The)Δ	44,500	1,455,150
Portfolio Recovery Associates, Inc.Δ	26,860	1,425,460
Primus Guaranty, Ltd.Δ*	77,000	810,040
PrivateBancorp, Inc.Δ	53,861	1,876,517
Reinsurance Group of America, Inc.Δ	27,800	1,575,982
RenaissanceRe Holdings, Ltd.	27,300	1,785,693
Resource Capital Corporation REITΔ	40,000	450,400
RLI CorporationΔ	21,300	1,208,136
Ryder System, Inc.Δ	28,200	1,381,800
Safeco Corporation	25,400	1,554,988
Safety Insurance Group, Inc.Δ	22,500	808,650
Smithtown Bancorp, Inc.Δ	12,200	283,528
Sotheby’s Holdings Class AΔ	8,900	425,331
SVB Financial GroupΔ*	21,400	1,013,504
Tower Group, Inc.Δ	71,510	1,872,132
TradeStation Group, Inc.Δ*	21,400	249,738
Triad Guaranty, Inc.Δ*	71,600	1,358,252
Waddell & Reed Financial, Inc. Class A	31,900	862,257
Webster Financial Corporation	37,700	1,587,924
Williams Scotsman International, Inc.Δ*	40,900	1,133,339
Willis Group Holdings, Ltd.	17,200	704,168
Wright Express CorporationΔ*	60,400	2,203,996
Zenith National Insurance CorporationΔ	41,100	1,844,979

		107,748,926

Healthcare — 11.8%
Akorn, Inc.Δ*	32,070	240,204
Align Technology, Inc.Δ*	20,500	519,265
Alpharma, Inc. Class AΔ	4,900	104,664
Amedisys, Inc.Δ*	65,133	2,502,423
American Dental Partners, Inc.Δ*	30,100	843,101
Analogic CorporationΔ	3,000	191,280
Animal Health International, Inc.Δ*	49,000	$545,370
Apria Healthcare Group, Inc.Δ*	42,800	1,113,228
Arqule, Inc.Δ*	39,220	279,639
Aspreva Pharmaceuticals CorporationΔ*	29,200	599,184
AtriCure, Inc.Δ*	48,900	520,296
BioMarin Pharmaceuticals, Inc.Δ*	75,600	1,882,440
Bio-Rad Laboratories, Inc. Class A*	18,100	1,638,050
Biovail Corporation	32,100	557,577
Cardiome Pharma CorporationΔ*	20,600	194,464
Centene Corporation*	23,890	513,874
Chattem, Inc.Δ*	30,600	2,157,912
Collagenex Pharmaceuticals, Inc.Δ*	6,500	58,370
CONMED CorporationΔ*	20,800	582,192
DJO, Inc.Δ*	32,100	1,576,110
Endo Pharmaceuticals Holdings, Inc.*	21,700	672,917
Five Star Quality Care, Inc.+*	2,086	—
FoxHollow Technologies, Inc.Δ*	28,000	739,200
Haemonetics CorporationΔ*	29,000	1,433,180
Health Net, Inc.	22,600	1,221,530
Healthcare Services Group, Inc.Δ	27,700	561,479
HealthExtras, Inc.Δ*	90,700	2,524,181
Healthways, Inc.Δ*	11,300	609,861
HMS Holdings CorporationΔ*	29,300	721,073
Icon PLC ADRΔ*	37,250	1,900,867
Integra LifeSciences Holdings CorporationΔ*	3,100	150,598
Invacare CorporationΔ	64,200	1,500,996
Invitrogen CorporationΔ*	22,100	1,806,233
King Pharmaceuticals, Inc.*	64,900	760,628
Kyphon, Inc.Δ*	28,400	1,988,000
LCA-Vision, Inc.Δ	86,410	2,539,590
LHC Group, Inc.Δ*	13,900	298,433
Lifecell CorporationΔ*	20,150	757,035
Magellan Health Services, Inc.*	50,600	2,053,348
Martek Biosciences CorporationΔ*	37,900	1,100,237
Masimo Corporation*	10,200	261,732
Matria Healthcare, Inc.Δ*	43,800	1,145,808
Medarex, Inc.Δ*	58,230	824,537
Medicines Co.Δ*	24,700	439,907
Mentor CorporationΔ	36,700	1,690,035
Meridian Bioscience, Inc.Δ	29,750	902,020
MGI Pharma, Inc.Δ*	18,190	505,318
Natus Medical, Inc.*	15,100	240,694
Nektar TherapeuticsΔ*	48,720	430,198
Nighthawk Radiology Holdings, Inc.Δ*	22,900	561,279
Omnicell, Inc.*	24,400	696,376
Omrix Biopharmaceuticals, Inc.Δ*	9,600	338,976
Pediatrix Medical Group, Inc.*	29,400	1,923,348
Pharmion CorporationΔ*	42,400	1,956,336
Phase Forward, Inc.*	49,800	996,498

67	See Notes to Schedules of Investments.

	Shares	Value
PolyMedica Corporation	27,305	$1,434,059
Progenics Pharmaceuticals, Inc.Δ*	9,080	200,759
Psychiatric Solutions, Inc.Δ*	43,800	1,720,464
Qiagen NVΔ*	47,602	923,955
Respironics, Inc.*	43,800	2,103,714
Salix Pharmaceuticals, Ltd.Δ*	32,420	402,656
Sciele Pharma, Inc.*	6,810	177,196
Stereotaxis, Inc.Δ*	43,600	601,244
Stericycle, Inc.*	23,800	1,360,408
SuperGen, Inc.Δ*	53,100	230,454
Symmetry Medical, Inc.Δ*	126,800	2,117,560
Syneron Medical, Ltd.Δ*	53,200	1,257,648
Techne CorporationΔ*	21,100	1,330,988
TomoTherapy, Inc.Δ*	11,000	255,530
United Therapeutics CorporationΔ*	5,200	346,008
VCA Antech, Inc.Δ*	53,400	2,229,450
Vital Images, Inc.Δ*	24,000	468,480
West Pharmaceutical Services, Inc.Δ	10,900	454,094

		70,486,758

Integrated Oils — 0.0%
Petrocorp, Inc. Escrow Shares+*	500	—

Materials & Processing — 10.6%
Albemarle Corporation	18,100	800,020
Apogee Enterprises, Inc.Δ	26,300	682,222
Ball Corporation	27,000	1,451,250
Barnes Group, Inc.Δ	22,300	711,816
Beacon Roofing Supply, Inc.Δ*	171,917	1,756,992
Brush Engineered Materials, Inc.Δ*	31,500	1,634,535
Building Materials Holding CorporationΔ	81,300	860,154
Cal Dive International, Inc.Δ*	56,100	841,500
Carpenter Technology Corporation	15,400	2,002,154
Century Aluminum Co.Δ*	34,600	1,821,690
CF Industries Holdings, Inc.	29,000	2,201,390
Chemtura CorporationΔ	66,000	586,740
Clarcor, Inc.	63,700	2,179,177
Claymont Steel, Inc.Δ*	55,000	1,113,750
Cleveland-Cliffs, Inc.Δ	9,200	809,324
Commercial Metals Co.	59,672	1,888,619
Corn Products International, Inc.	18,600	853,182
Dynamic Materials CorporationΔ	16,400	785,396
Eagle Materials, Inc.Δ	28,000	1,000,720
Encore Wire CorporationΔ	40,400	1,015,252
Foster Wheeler, Ltd.*	8,900	1,168,392
Granite Construction, Inc.	14,500	768,790
Harsco Corporation	29,300	1,736,611
Haynes International, Inc.Δ*	20,300	1,733,011
Hexcel CorporationΔ*	36,172	821,466
Innerworkings, Inc.Δ*	61,900	1,066,537
Insteel Industries, Inc.Δ	34,000	521,900
Interface, Inc.	37,300	673,265
Interline Brands, Inc.Δ*	15,700	360,943
Lennox International, Inc.	24,500	828,100
Lundin Mining CorporationΔ*	54,040	$691,171
Metal Management, Inc.Δ	15,800	856,360
Methanex CorporationΔ	60,200	1,529,080
Mobile Mini, Inc.Δ*	98,400	2,377,344
Mueller Industries, Inc.	37,600	1,358,864
NewMarket CorporationΔ	15,900	785,142
Nova Chemicals CorporationΔ	43,000	1,659,800
NuCO2, Inc.Δ*	26,500	682,110
OM Group, Inc.*	7,300	385,513
Quintana Maritime, Ltd.	21,470	409,433
RBC Bearings, Inc.Δ*	37,000	1,418,950
Reliance Steel & Aluminum Co.	32,400	1,831,896
RTI International Metals, Inc.Δ*	13,700	1,085,862
Schnitzer Steel Industries, Inc. Class AΔ	41,000	3,004,890
Schulman A, Inc.Δ	62,200	1,227,206
Senomyx, Inc.Δ*	48,600	595,350
Spartech CorporationΔ	26,300	448,678
Steel Dynamics, Inc.	45,920	2,144,464
Timken Co.	44,000	1,634,600
UAP Holding Corporation	35,900	1,125,824
Universal Stainless & AlloyΔ*	15,300	608,787
US Concrete, Inc.Δ*	23,700	156,183
Watsco, Inc.Δ	52,900	2,456,147

		63,148,552

Other — 0.4%
Lancaster Colony CorporationΔ	27,100	1,034,407
Ritchie Bros. Auctioneers, Inc.Δ	25,200	1,640,520

		2,674,927

Other Energy — 5.4%
Alon USA Energy, Inc.Δ	19,300	651,954
Arena Resources, Inc.Δ*	36,600	2,397,300
Berry Petroleum Co.Δ	39,400	1,559,846
Bill Barrett CorporationΔ*	11,800	465,038
CARBO Ceramics, Inc.Δ	29,700	1,506,681
Carrizo Oil & Gas, Inc.Δ*	6,700	300,562
Compton Petroleum CorporationΔ*	44,200	412,828
Comstock Resources, Inc.*	48,500	1,495,740
Core Laboratories NVΔ*	7,300	929,947
Dawson Geophysical Co.Δ*	3,500	271,285
Denbury Resources, Inc.*	37,000	1,653,530
Edge Petroleum CorporationΔ*	32,100	412,164
EnerNOC, Inc.Δ*	18,000	687,240
EXCO Resources, Inc.Δ*	139,200	2,302,368
Exterran Holdings, Inc.Δ*	24,700	1,984,398
Frontier Oil Corporation	37,600	1,565,664
Gulfport Energy CorporationΔ*	10,800	255,528
Helmerich & Payne, Inc.Δ	21,300	699,279
Hercules Offshore, Inc.Δ*	35,889	937,062
Holly Corporation	19,600	1,172,668
InterOil CorporationΔ*	7,800	246,480
Massey Energy Co.Δ	28,800	628,416
Matrix Service Co.Δ*	24,800	519,560
NATCO Group, Inc. Class A*	19,400	1,003,950

See Notes to Schedules of Investments.	68

Small Cap Equity Fund
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Oil States International, Inc.*	6,600	$318,780
Parallel Petroleum CorporationΔ*	48,400	822,316
Patterson-UTI Energy, Inc.	73,000	1,647,610
PetroHawk Energy CorporationΔ	16,700	274,214
Petroquest Energy, Inc.Δ*	53,500	574,055
Quicksilver Resources, Inc.Δ*	26,200	1,232,710
SEACOR Holdings, Inc.Δ*	15,100	1,436,010
T-3 Energy Services, Inc.*	22,200	946,608
W-H Energy Services, Inc.*	12,200	899,750

		32,211,541

Producer Durables — 6.9%
Actuant Corporation Class AΔ	49,234	3,198,733
Alliant Techsystems, Inc.Δ*	15,300	1,672,290
Altra Holdings, Inc.Δ*	33,700	561,779
Arris Group, Inc.*	26,700	329,745
Bucyrus International, Inc. Class AΔ	34,500	2,516,085
China Fire & Security Group, Inc.*	8,900	108,135
Cognex CorporationΔ	32,000	568,320
Columbus McKinnon CorporationΔ*	11,530	286,982
Curtiss-Wright CorporationΔ	33,900	1,610,250
Dionex CorporationΔ*	13,900	1,104,494
EnPro Industries, Inc.Δ*	52,300	2,123,380
Esterline Technologies Corporation*	9,100	519,155
Faro Technologies, Inc.Δ*	43,200	1,907,280
Flow International CorporationΔ*	71,900	634,158
Gardner Denver, Inc.*	57,400	2,238,600
Genlyte Group, Inc.Δ*	24,076	1,547,124
Graco, Inc.	53,100	2,076,741
Headwaters, Inc.Δ*	89,500	1,331,760
Heico CorporationΔ	16,700	824,312
Heico Corporation Class A	9,600	379,200
InterDigital, Inc.Δ*	34,100	708,598
KHD Humboldt Wedag International, Ltd.Δ*	26,800	817,400
Ladish Co., Inc.Δ*	4,800	266,304
Littelfuse, Inc.*	17,600	628,144
Mattson Technology, Inc.Δ*	95,900	829,535
Measurement Specialties, Inc.Δ*	80,200	2,237,580
Meritage Homes CorporationΔ*	23,420	330,690
MKS Instruments, Inc.Δ*	14,200	270,084
MTC Technologies, Inc.Δ*	7,300	140,963
Orbital Sciences Corporation*	64,200	1,427,808
Plantronics, Inc.Δ	30,900	882,195
Regal-Beloit CorporationΔ	10,100	483,689
Rofin-Sinar Technologies, Inc.*	3,300	231,693
Rudolph Technologies, Inc.Δ*	26,100	360,963
SBA Communications Corporation Class AΔ*	27,500	970,200
Smith & Wesson Holding CorporationΔ*	51,400	981,226
Tektronix, Inc.	32,900	912,646
Tennant Co.	20,700	$1,008,090
TOUSA, Inc.Δ	51,900	83,559
United Industrial CorporationΔ	9,600	722,496
Varian Semiconductor Equipment Associates, Inc.*	5,025	268,938
X-Rite, Inc.Δ	83,155	1,200,758

		41,302,082

Technology — 12.9%
ADTRAN, Inc.Δ	28,200	649,446
Advanced Analogic Technologies, Inc.Δ*	76,900	818,216
Alvarion, Ltd.*	76,000	1,103,520
American Reprographics Co.Δ*	124,600	2,332,512
American Science & Engineering, Inc.Δ	16,100	1,008,826
ANADIGICS, Inc.Δ*	109,200	1,974,336
Ansys, Inc.*	12,900	440,793
Applied Micro Circuits CorporationΔ*	177,200	559,952
Aspen Technology, Inc.Δ*	17,200	246,304
Atheros Communications, Inc.Δ*	27,900	836,163
Blue Coat Systems, Inc.Δ*	3,250	255,970
Bottomline Technologies, Inc.Δ*	21,500	269,395
Cbeyond, Inc.Δ*	18,600	758,694
CDC Corporation Class AΔ*	42,390	310,719
Check Point Software Technologies, Ltd.Δ*	66,500	1,674,470
Cogent Communications Group, Inc.Δ*	49,600	1,157,664
Coherent, Inc.Δ*	12,000	384,960
CommVault Systems, Inc.Δ*	34,000	629,680
Compuware Corporation*	170,000	1,363,400
Comtech Group, Inc.Δ*	41,200	750,252
Comtech Telecommunica- tionsΔ*	9,650	516,178
CPI International, Inc.Δ*	45,000	855,450
Cree, Inc.Δ*	12,600	391,860
DealerTrack Holdings, Inc.Δ*	64,800	2,713,824
DRS Technologies, Inc.Δ	6,980	384,738
Epicor Software CorporationΔ*	144,800	1,993,896
Equinix, Inc.Δ*	25,550	2,266,029
F5 Networks, Inc.*	10,800	401,652
Finisar CorporationΔ	63,900	178,920
FormFactor, Inc.Δ*	21,700	962,829
Foundry Networks, Inc.Δ*	60,600	1,076,862
Hurco Cos., Inc.*	3,800	205,428
Imergent, Inc.Δ	64,200	1,440,006
Informatica CorporationΔ*	79,700	1,251,290
Ingram Micro, Inc. Class A*	96,100	1,884,521
j2 Global Communications, Inc.*	23,900	782,247
Lionbridge Technologies, Inc.Δ*	129,700	517,503
Macrovision CorporationΔ*	13,400	330,042
Mellanox Technologies, Ltd.Δ*	29,100	568,323
Micros Systems, Inc.*	20,000	1,301,400
NETGEAR, Inc.Δ*	10,800	328,536

69	See Notes to Schedules of Investments.

	Shares	Value
Netlogic Microsystems, Inc.Δ*	25,400	$917,194
Novatel Wireless, Inc.Δ*	33,100	749,715
Nuance Communications, Inc.Δ*	60,770	1,173,469
Omniture, Inc.Δ*	46,000	1,394,720
OYO Geospace CorporationΔ*	2,590	240,119
Parametric Technology CorporationΔ*	19,400	337,948
PDF Solutions, Inc.Δ*	59,500	587,860
PerkinElmer, Inc.	71,600	2,091,436
Power Intergrations, Inc.Δ*	73,700	2,189,627
PROS Holdings, Inc.Δ*	35,100	423,657
Radisys CorporationΔ*	82,777	1,030,574
RADVision, Ltd.*	36,300	637,428
RF Micro Devices, Inc.Δ*	58,900	396,397
Scansource, Inc.Δ*	80,900	2,274,099
Secure Computing CorporationΔ*	43,600	424,228
Semtech Corporation*	55,400	1,134,592
Shanda Interactive Entertainment, Ltd. ADRΔ*	28,200	1,049,322
SI International, Inc.Δ*	30,700	877,099
Sierra Wireless, Inc.Δ*	17,500	368,900
Sigma Designs, Inc.Δ	7,630	368,071
Silicon Motion Technology Corporation ADRΔ*	30,100	677,551
SkillSoft PLC ADRΔ*	67,500	606,825
Smart Modular Technologies WWH, Inc.Δ*	25,100	179,465
Solera Holdings, Inc.Δ*	124,900	2,246,951
SRA International, Inc. Class AΔ*	35,000	982,800
Stratasys, Inc.Δ*	36,992	1,019,500
Switch & Data Facilities Co., Inc.Δ*	38,400	625,536
SYKES Enterprises, Inc.	55,300	918,533
Synaptics, Inc.Δ*	28,100	1,342,056
Synnex CorporationΔ*	34,500	709,320
Taleo Corporation Class AΔ*	23,000	584,430
Trident Microsystems, Inc.Δ*	50,050	795,294
Ultimate Software Group, Inc.Δ*	63,301	2,209,205
Vasco Data Security InternationalΔ*	9,110	321,674
VeriFone Holdings, Inc.Δ*	38,400	1,702,272
Viasat, Inc.Δ*	30,200	931,066
Vishay Intertechnology, Inc.*	100,000	1,303,000
Vocus, Inc.	19,200	561,408
Voltaire, Ltd.*	61,500	405,900
Volterra Semiconductor CorporationΔ*	22,100	271,388
Websense, Inc.Δ*	89,702	1,769,820
Zebra Technologies CorporationΔ*	18,700	682,363

		77,389,618

Utilities — 3.5%
Alliant Energy Corporation	49,800	1,908,336
CenturyTel, Inc.	25,000	1,155,500
El Paso Electric Co.*	44,000	1,017,720
Empire District Electric Co.Δ	4,180	94,426
Energen Corporation	33,700	$1,924,944
Energy East Corporation	38,500	1,041,425
General Communication, Inc. Class AΔ*	57,700	700,478
MDU Resources Group, Inc.	31,650	881,136
NeuStar, Inc. Class AΔ*	10,900	373,761
NiSource, Inc.	51,200	979,968
NTELOS Holdings CorporationΔ	42,100	1,240,266
Oneok, Inc.	38,700	1,834,380
Orbcomm, Inc.Δ*	45,800	344,874
Pepco Holdings, Inc.	39,600	1,072,368
Premiere Global Services, Inc.Δ*	92,900	1,175,185
Puget Energy, Inc.Δ	30,200	738,994
SCANA Corporation	21,900	848,406
USA Mobility, Inc.Δ*	39,900	673,113
Westar Energy, Inc.Δ	30,500	749,080
Wisconsin Energy Corporation	48,800	2,197,464

		20,951,824

Total Common Stocks
(Cost $ 469,174,172)		524,904,413

FOREIGN COMMON STOCKS — 0.0%
Austria — 0.0%
SWA REIT, Ltd.+
(Cost $ 0)	21,000	—

EXCHANGE TRADED FUND — 0.1%
iShares Russell 2000Δ
(Cost $ 170,972)	2,450	196,367

PREFERRED STOCKS — 0.0%
Federal National Mortgage Association
(Cost $ 10,641)	200	10,425

MONEY MARKET FUNDS — 52.1%
GuideStone Money Market Fund (GS4 Class)¥	39,388,345	39,388,345
Northern Institutional Liquid Assets Portfolio§	272,596,797	272,596,797

Total Money Market Funds
(Cost $ 311,985,142)		311,985,142

	Par
AGENCY OBLIGATIONS — 0.1%
Federal Farm Credit Bank
4.50%, 10/17/12	$100,000	99,589
Federal National Mortgage Association
4.71%, 03/17/08‡‡	105,000	102,866
5.00%, 03/17/08‡‡	235,000	230,224
5.02%, 03/17/08‡‡	35,000	34,289
5.03%, 03/17/08‡‡	80,000	78,374
4.44%, 03/19/08‡‡	40,000	39,177
4.48%, 04/07/08‡‡	40,000	39,088

Total Agency Obligations
(Cost $ 622,311)		623,607

See Notes to Schedules of Investments.	70

Small Cap Equity Fund
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
ASSET-BACKED SECURITIES — 0.6%
Bear Stearns Asset-Backed Securities Trust
5.58%, 10/27/32†	$38,587	$38,231
5.58%, 12/25/33†	388,393	387,301
Drive Auto Receivables Trust
5.33%, 04/15/14 STEP 144A	400,000	401,518
EMC Mortgage Loan Trust
5.78%, 02/25/41 STEP 144A	108,470	108,114
Lehman XS Trust
5.43%, 11/25/35†	369,482	360,669
5.43%, 12/25/35†	182,566	176,583
5.63%, 06/25/37†	372,216	371,141
5.39%, 02/25/46†	355,720	347,597
5.20%, 08/25/46†	317,462	314,155
MASTR Specialized Loan Trust
5.48%, 05/25/37 144A†	377,346	369,882
Option One Mortgage Loan Trust
5.93%, 11/25/32†	40,611	39,931
Renaissance Home Equity Loan Trust
5.56%, 06/25/33†	24,794	24,339
Securitized Asset-Backed Receivables LLC Trust
5.36%, 02/25/37†	376,222	369,719
Wachovia Asset Securitization, Inc.
5.50%, 09/27/32†	119,994	118,825
5.56%, 12/25/32†	65,014	64,440
5.42%, 03/25/33†	76,289	75,762
Washington Mutual Master Note Trust
5.78%, 09/15/13 144A†	200,000	196,995

Total Asset-Backed Securities
(Cost $ 3,809,833)		3,765,202

CORPORATE BONDS — 0.9%
Anadarko Petroleum Corporation
6.45%, 09/15/36	230,000	227,168
Bank of America Corporation
5.38%, 08/15/11	20,000	20,161
Cardinal Health, Inc.
5.85%, 12/15/17	60,000	59,292
Comcast Corporation
6.50%, 01/15/17	350,000	361,674
Community Health Systems, Inc.
8.88%, 07/15/15 144A	30,000	30,975
ConocoPhillips Holding Co.
6.95%, 04/15/29	180,000	198,544
Dominion Resources, Inc.
5.70%, 09/17/12	120,000	120,550
Duke Energy Corporation
5.63%, 11/30/12	130,000	131,922
Dynegy Holdings, Inc.
7.75%, 06/01/19 144AD	20,000	19,225
Ford Motor Credit Co.
7.38%, 10/28/09	550,000	539,559
Freeport-McMoRan Copper & Gold, Inc.
8.38%, 04/01/17	5,000	5,475
GMAC LLC
6.63%, 05/15/12	$550,000	$513,704
Goldman Sachs Group LP
4.50%, 06/15/10Δ	100,000	98,624
HCA, Inc.
9.63%, 11/15/16 PIK 144AΔ	50,000	53,500
Hertz Corporation
8.88%, 01/01/14	10,000	10,350
10.50%, 01/01/16Δ	5,000	5,425
HSBC Finance Corporation
4.63%, 09/15/10	290,000	285,244
Idearc, Inc.
8.00%, 11/15/16	30,000	30,075
Indymac INDA Mortgage Loan Trust
6.29%, 11/01/37†	230,000	231,562
JPMorgan Chase & Co.
6.13%, 06/27/17	250,000	255,346
Kinder Morgan Energy Partners LP
6.00%, 02/01/17Δ	100,000	99,042
Lehman Brothers Holdings, Inc.
6.50%, 07/19/17	120,000	121,831
MetLife, Inc.
6.40%, 12/15/36Δ	120,000	114,467
Morgan Stanley
5.63%, 01/09/12Δ	160,000	161,418
NRG Energy, Inc.
7.25%, 02/01/14	10,000	10,050
7.38%, 02/01/16	30,000	30,150
Pacific Gas & Electric Co.
6.05%, 03/01/34	80,000	78,823
Pemex Project Funding Master Trust
6.63%, 06/15/35Δ	90,000	93,193
Residential Capital LLC
6.46%, 04/17/09†	10,000	8,512
6.46%, 05/22/09†	20,000	17,025
6.00%, 02/22/11	260,000	212,050
Sprint Capital Corporation
6.90%, 05/01/19	100,000	100,594
SunTrust Capital VIII
6.10%, 12/15/36†Δ	100,000	91,007
Time Warner, Inc.
5.88%, 11/15/16	100,000	97,999
6.50%, 11/15/36	100,000	96,786
Travelers Cos., Inc. (The)
6.25%, 03/15/37†	100,000	96,855
TXU Corporation
6.50%, 11/15/24	20,000	16,130
6.55%, 11/15/34Δ	10,000	7,893
TXU Electric Delivery Co.
6.38%, 01/15/15	50,000	50,199
Verizon Global Funding Corporation
7.38%, 09/01/12	100,000	108,989
Wachovia Corporation
5.63%, 10/15/16	270,000	266,698
Weyerhaeuser Co.
6.75%, 03/15/12	80,000	83,134
Windstream Corporation
8.63%, 08/01/16	20,000	21,425
Wyeth
5.95%, 04/01/37	60,000	58,098

71	See Notes to Schedules of Investments.

	Par	Value
XTO Energy, Inc.
7.50%, 04/15/12	$110,000	$118,970

Total Corporate Bonds
(Cost $ 5,368,480)		5,359,713

FOREIGN BONDS — 0.3%
Brazil — 0.0%
Federative Republic of Brazil
11.00%, 08/17/40Δ	51,000	68,276
Petrobras International Finance Co.
6.13%, 10/06/16	80,000	81,016

		149,292

Canada — 0.0%
OPTI Canada, Inc.
7.88%, 12/15/14 144AΔ	30,000	30,150
8.25%, 12/15/14 144AΔ	10,000	10,125

		40,275

Cayman Islands — 0.1%
Resona Preferred Global Securities Cayman, Ltd.
7.19%, 07/30/49 144A†Δ	60,000	60,299
Shinsei Finance Cayman, Ltd.
6.42%, 07/20/49 144A†	100,000	92,874
Vale Overseas, Ltd.
6.88%, 11/21/36	130,000	134,585

		287,758

India — 0.0%
ICICI Bank, Ltd.
6.38%, 04/30/22 144A†	110,000	103,040

Italy — 0.0%
Telecom Italia Capital SA
5.25%, 10/01/15	60,000	57,051

Japan — 0.0%
Aiful Corporation
6.00%, 12/12/11 144A	100,000	98,298

Luxembourg — 0.1%
FMC Finance III SA
6.88%, 07/15/17 144AΔ	40,000	40,000
Gaz Capital for Gazprom
6.21%, 11/22/16 144A	110,000	109,307
RSHB Capital SA for OJSC Russian Agricultural Bank
6.30%, 05/15/17 144A	110,000	103,829
TNK-BP Finance SA
6.63%, 03/20/17 144A	100,000	93,380

		346,516

Mexico — 0.0%
United Mexican States
6.75%, 09/27/34Δ	100,000	109,000

Netherlands — 0.1%
Deutsche Telekom International Finance BV
5.75%, 03/23/16	75,000	74,237
Intergas Finance BV
6.38%, 05/14/17 144A	110,000	106,227
Royal KPN NV
8.00%, 10/01/10	110,000	118,398
TuranAlem Finance BV
8.25%, 01/22/37 144A	$210,000	$177,975

		476,837

Russia — 0.0%
Russian Federation
7.50%, 03/31/30 STEP	99,500	112,390

Total Foreign Bonds
(Cost $1,800,859)		1,780,457

MORTGAGE-BACKED SECURITIES — 5.2%
American Home Mortgage Investment Trust
5.48%, 04/25/44 STEP	48,016	48,030
5.42%, 11/25/45†	314,716	305,354
Bear Stearns Adjustable Rate Mortgage Trust
4.19%, 02/25/35†	262,911	261,105
5.08%, 08/25/35†	389,867	389,944
Bear Stearns Mortgage Funding Trust
5.34%, 12/25/36†	292,082	285,311
Bear Stearns Structured Products, Inc.
6.40%, 01/25/09 144A†	800,000	787,696
Countrywide Alternative Loan Trust
5.37%, 07/25/35†	267,438	265,335
5.39%, 07/25/35†	371,035	363,860
5.38%, 06/25/37†	396,177	388,526
5.32%, 09/25/46†	372,155	363,178
Federal Home Loan Mortgage Corporation
5.50%, 12/01/36	1,499,900	1,468,876
5.74%, 03/01/37†	424,963	428,992
5.92%, 04/01/37†	443,192	448,047
5.89%, 05/01/37†	399,955	404,358
6.00%, 09/01/37	750,000	750,887
Federal National Mortgage Association
5.00%, 10/01/22 TBA	1,200,000	1,176,000
5.50%, 10/01/22 TBA	1,400,000	1,396,500
5.00%, 02/01/36	584,799	558,740
5.00%, 02/01/36	136,381	130,303
5.50%, 01/01/37	381,214	373,463
5.00%, 10/01/37 TBA	2,700,000	2,575,125
5.50%, 10/01/37 TBA	1,700,000	1,664,937
6.00%, 10/01/37 TBA	1,500,000	1,501,875
6.50%, 10/01/37 TBA	300,000	305,437
5.00%, 11/01/37 TBA	1,000,000	953,438
5.50%, 11/01/37 TBA	300,000	293,625
6.00%, 11/01/37 TBA	3,800,000	3,801,186
6.50%, 11/01/37 TBA	400,000	406,875
First Horizon Alternative Mortgage Securities
5.92%, 02/25/36†	225,445	227,962
GMAC Commercial Mortgage Securities, Inc.
5.24%, 11/10/45†	100,000	98,281
Government National Mortgage Association
5.50%, 06/20/37	397,626	390,748
6.00%, 10/01/37 TBA	1,000,000	1,006,250
6.50%, 11/01/37 TBA	1,100,000	1,122,687

See Notes to Schedules of Investments.	72

Small Cap Equity Fund
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Greenpoint Mortgage Funding Trust
5.39%, 10/25/45†	$117,875	$116,493
Harborview Mortgage Loan Trust
5.56%, 06/19/35†	347,772	340,299
Impac CMB Trust
5.93%, 03/25/33†	38,912	38,594
MASTR Adjustable Rate Mortgages Trust
3.79%, 11/21/34†	200,000	195,527
6.11%, 12/25/46†	346,614	340,445
Merrill Lynch Mortgage Investors, Inc.
5.03%, 05/25/34†	65,440	62,816
4.49%, 02/25/35†	359,052	354,720
Morgan Stanley Capital I
5.69%, 04/15/49†	270,000	270,479
Residential Accredit Loans, Inc.
5.56%, 12/26/34†	360,104	361,443
5.53%, 10/25/45†	219,855	215,571
Structured Adjustable Rate Mortgage Loan Trust
5.01%, 11/25/34†	179,308	182,028
Structured Asset Mortgage Investments, Inc.
5.34%, 08/25/36†	332,115	326,910
5.68%, 09/25/37†	400,000	378,272
Terwin Mortgage Trust
5.21%, 10/25/37 144A†	370,461	366,402
Thornburg Mortgage Securities Trust
5.36%, 12/25/35†	349,965	348,788
5.38%, 07/25/45†	248,456	248,131
Washington Mutual Mortgage Pass-Through Certificates
5.86%, 05/25/47†	374,495	364,032
5.87%, 05/25/47†	374,495	355,426
Washington Mutual, Inc.
5.65%, 11/25/36†	322,098	320,592
Wells Fargo Mortgage-Backed Securities Trust
5.53%, 05/25/33†	372,033	368,567
3.54%, 09/25/34†	400,000	391,203
5.24%, 04/25/36†	359,501	357,015

Total Mortgage-Backed Securities
(Cost $31,373,315)		31,246,684

U.S. TREASURY OBLIGATIONS — 1.1%
U.S. Treasury Bill
4.65%, 01/17/08‡‡	$1,230,000	$1,216,248

U.S. Treasury Bond
4.75%, 02/15/37Δ	730,000	720,134

U.S. Treasury Inflationary Index Bonds
2.50%, 07/15/16Δ	160,000	168,154
2.38%, 01/15/17Δ	180,000	187,320
2.38%, 01/15/27Δ	480,000	502,000

		857,474

U.S. Treasury Notes
4.63%, 07/31/12Δ	2,800,000	2,849,658
4.75%, 08/15/17Δ	630,000	638,663

		3,488,321

Total U.S. Treasury Obligations
(Cost $ 6,129,458)		6,282,177

TOTAL INVESTMENTS — 148.1%
(Cost $ 830,445,183)		886,154,187

	Number of Contracts
WRITTEN OPTIONS — 0.0%
Call Option — 0.0%
90-Day Eurodollar Futures, Strike Price $95.50, Expires
03/17/08	(12)	(7,575)

Put Option — 0.0%
10-Year U.S. Treasury Note Futures, Strike Price $108.00, Expires 12/31/07	(17)	(7,437)

Total Written Options
(Premiums received $(14,348))		(15,012)

Liabilities in Excess of Other Assets — (48.1)%		(287,753,958)

NET ASSETS — 100.0%		$598,385,217

73	See Notes to Schedules of Investments.

International Equity Fund
SCHEDULE OF INVESTMENTS	September 30, 2007 (Unaudited)

	Shares	Value
FOREIGN COMMON STOCKS — 95.6%
Argentina — 0.0%
Banco Macro SA ADRΔ	16,400	$482,324
Mercadolibre, Inc. Δ*	1,100	40,293

		522,617

Australia — 5.0%
Amcor, Ltd.	785,696	5,145,248
Ansell, Ltd.	86,877	963,630
Asciano GroupΔ*	40,435	321,844
Brambles, Ltd.	115,152	1,508,180
Centro Properties Group	136,726	894,158
Coca-Cola Amatil, Ltd.	659,905	5,270,106
Commonwealth Bank of Australia	74,584	3,732,014
Commonwealth Property Office Fund	1,408,546	2,081,041
CSL, Ltd.	45,570	4,338,846
Equinox Minerals, Ltd.*	96,300	404,699
GPT Group	147,251	666,383
Insurance Australia Group, Ltd.Δ	136,670	636,690
Lend Lease Corporation, Ltd.	414,209	6,946,672
Macquarie Bank, Ltd.Δ	50,641	3,792,627
Mineral Deposits, Ltd.*	138,300	181,013
National Australia Bank, Ltd.	252,743	8,905,831
Rio Tinto, Ltd.	49,557	4,758,915
Stockland	250,182	1,997,993
Suncorp-Metway, Ltd.	154,991	2,791,888
Telstra Corporation, Ltd.	2,268,379	8,776,019
Toll Holdings, Ltd.Δ	40,435	470,387
Wesfarmers, Ltd.Δ	88,726	3,306,707
Westpac Banking Corporation	124,011	3,136,177
Woodside Petroleum, Ltd.	334,357	14,893,939

		85,921,007

Austria — 0.1%
Raiffeisen International Bank Holding AGΔ	6,000	876,955
Telekom Austria AG	21,700	567,804
Wienerberger AG	6,600	412,777

		1,857,536

Bahrain — 0.0%
Investcorp Bank BSC GDR	15,063	408,865

Belgium — 1.2%
Colruyt SAΔ	40,100	8,471,267
Dexia SA	59,228	1,793,841
FortisΔ	260,439	7,668,818
Mobistar SA	16,000	1,399,706
UCB SA	13,294	784,420

		20,118,052

Brazil — 1.7%
All America Latina Logistica SA	19,300	272,285
Banco do Brasil SA	153,300	2,580,090
Banco Itau Holding Financeira SA ADR	29,700	1,503,414
BR Malls Participacoes SA*	16,600	199,146
Brasil Ecodiesel Industria e Comercio de Biocombustiveis e Oleos Vegetais SA*	38,000	246,492
Centrais Eletricas Brasileiras SA	27,071	395,060
Companhia Brasileira de Distribuicao Grupo Pao de Acucar ADRΔ	29,900	$906,568
Companhia de Concessoes Rodoviarias	20,500	410,447
Companhia Energetica de Minas Gerais ADRΔ	30,100	642,033
Companhia Vale do Rio Doce ADRΔ	306,898	8,731,248
CPFL Energia SA ADRΔ	2,200	128,106
Gafisa SA ADRΔ*	16,100	543,214
JHSF Participacoes SA*	3,700	19,721
Localiza Rent A Car SA	21,500	218,753
Lojas Renner SA	36,600	731,201
Marfrig Frigorificos e Comercio de Alimentos SA*	10,000	103,655
NET Servicos de Comunicacao SA ADRΔ*	2,000	33,160
Petroleo Brasileiro SA ADRΔ	90,200	6,138,340
Positivo Informatica SA	4,500	96,236
Redecard SA*	13,200	244,917
Tegma Gestao Logistica SA	15,400	226,673
Tele Norte Leste Participacoes SA ADR	95,400	2,142,684
Terna Participacoes SA	35,600	594,304
Tim Participacoes SA ADRΔ	8,800	356,928
Totvs SA	6,200	200,578
Triunfo Participacoes e Investimentos SA*	50,300	212,122
Usinas Siderurgicas de Minas Gerais SA	8,100	631,915
Votorantim Celulose e Papel SA ADRΔ	11,000	314,820

		28,824,110

Canada — 2.5%
Alcan, Inc.	9,000	897,874
Barrick Gold CorporationΔ	149,200	6,009,776
Cameco Corporation	88,900	4,100,671
Canadian Natural Resources, Ltd.Δ	35,700	2,712,001
EnCana Corporation	19,100	1,180,968
Fairfax Financial Holdings, Ltd.Δ	2,000	487,649
Falcon Oil & Gas, Ltd.Δ*	265,400	154,760
First Quantum Minerals, Ltd.	22,100	2,168,562
Inmet Mining Corporation	7,100	712,034
Manulife Financil CorporationΔ	12,200	503,013
Methanex Corporation	28,600	719,708
Potash Corporation of Saskatchewan	67,500	7,129,015
Research In Motion, Ltd.*	7,200	707,586
Rogers Communications, Inc. Class B	15,400	701,063
Shaw Communications, Inc. Class B	38,200	948,615
Shoppers Drug Mart Corporation	15,000	820,087
Suncor Energy, Inc.	94,700	8,993,477
Talisman Energy, Inc.Δ	112,100	2,201,089
Teck Cominco, Ltd. Class BΔ	14,400	683,625
Toronto-Dominion BankΔ	6,800	521,631

		42,353,204

See Notes to Schedules of Investments.	74

International Equity Fund
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Chile — 0.2%
Banco de Credito e Inversiones	23,100	$723,465
Banco Santander Chile SA ADRΔ	7,900	399,503
Centros Comerciales Sudamericanos SA	84,938	335,014
Embotelladora Andina SA ADR Class A	20,000	344,000
Embotelladora Andina SA ADR Class B	37,400	696,762
Empresas CMPC SA	4,600	164,587
Enersis SA ADRΔ	20,700	367,218
Multiexport Foods SA*	130,516	82,518

		3,113,067

China — 0.9%
AAC Acoustic Technology Holdings, Inc. Δ*	562,000	693,296
China Communications Construction Co., Ltd. Class H	576,000	1,369,268
China Construction Bank Class HΔ	1,575,000	1,436,450
China COSCO Holdings Co., Ltd.	52,000	162,545
China Life Insurance Co., Ltd. Class HΔ	374,000	2,148,112
China Medical Technologies, Inc. ADRΔ	10,700	457,853
China Shenhua Energy Co., Ltd. Class H	434,500	2,610,180
China Yurun Food Group, Ltd. Δ	1,497,000	2,156,769
DaChan Food Asia, Ltd.+*	41,000	15,295
Great Wall Motor Co., Ltd.	581,000	859,484
Harbin Power Equipment	68,000	170,397
Industrial & Commercial Bank of China Class HΔ	3,375,000	2,366,106
Parkson Retail Group, Ltd. Δ	20,051	180,808
Simcere Pharmaceutical Group ADRΔ*	43,800	697,734
Sino-Ocean Land Holdings, Ltd.*	529,000	748,535

		16,072,832

Colombia — 0.1%
BanColombia SA	76,200	617,278
BanColombia SA ADRΔ	12,900	446,985

		1,064,263

Czech Republic — 0.0%
CEZ AS	11,219	686,702

Denmark — 0.3%
Danske Bank A/S	39,600	1,607,739
H Lundbeck A/SΔ	97,000	2,634,710
Novo-Nordisk A/S Class B	14,700	1,774,269

		6,016,718

Egypt — 0.4%
El Sewedy Cables Holding Co.*	21,230	338,236
MobiNil—Egyptian Mobile Services	22,245	746,676
National Societe General Bank*	22,279	164,237
Orascom Construction Industries	59,414	5,033,203
Orascom Construction Industries GDR 144A	5,185	878,485

		7,160,837

Estonia — 0.1%
Tallink Group, Ltd.*	562,660	$1,010,925

Finland — 1.0%
Metso Corporation	7,904	544,373
Nokia OYJ	207,142	7,874,639
Rautaruukki OYJ	39,487	2,392,452
Stora Enso OYJ Class RΔ	32,300	629,152
UPM-Kymmene OYJ	209,073	5,056,222

		16,496,838

France — 8.7%
Accor SAD	28,625	2,541,306
Air France-KLM	16,400	602,644
Air Liquide SA	16,780	2,245,820
AXA SA	184,386	8,250,556
BNP Paribas SA	67,111	7,343,750
Bouygues SA	109,440	9,439,783
Business Objects SAΔ	24,980	1,114,908
Cap Gemini SA	27,895	1,719,149
Carrefour SA	76,430	5,354,427
Casino Guichard Perrachon SAΔ	24,300	2,548,193
Compagnie de Saint-GobainΔ	93,286	9,735,776
Dassault Systemes SA	18,400	1,207,443
Electricite de France	5,600	592,109
France Telecom SA	169,293	5,670,539
Groupe Danone	25,400	1,999,287
Lafarge SA	29,900	4,632,370
L’Oreal SA	82,500	10,822,912
PagesJaunes Groupe SAΔ	17,972	369,286
Peugeot SA	13,300	1,097,697
PPR SA	15,030	2,827,729
Renault SA	60,206	8,724,114
Rhodia SA*	14,800	538,573
Safran SAΔ	25,800	622,844
Sanofi-AventisΔ	82,600	6,993,951
Schneider Electric SAΔ	15,210	1,921,610
Societe BIC SA	14,600	1,251,625
Societe Generale Class A	61,424	10,307,257
Societe Television Francaise 1	166,400	4,472,672
Total SA	369,864	30,072,645
Valeo SA	57,100	3,177,062
Veolia Environnement SA	25,515	2,197,167
Vivendi SA	10,100	426,300

		150,821,504

Germany — 5.6%
Allianz AG	30,600	7,149,410
BASF AG	71,547	9,896,133
Bayer AGΔ	42,017	3,344,392
Bayerische Motoren Werke AGΔ	34,800	2,244,441
Commerzbank AG	12,052	487,896
Continental AG	39,200	5,420,890
DaimlerChrysler AG	56,609	5,702,148
Deutsche Bank AGΔ	35,398	4,561,591
Deutsche Lufthansa AG	49,864	1,434,153
Deutsche Telekom AG	286,931	5,638,052
E.ON AG	48,526	8,971,868
Hannover Rueckversicherung AGΔ	62,800	3,186,163
Heidelberger Druckmaschinen AGΔ	49,800	2,178,648
Hypo Real Estate Holding AGΔ	9,600	545,920
Infineon Technologies AGΔ*	57,800	996,452

75	See Notes to Schedules of Investments.

	Shares	Value
MAN AG	23,112	$3,363,201
Metro AG	6,100	550,947
RWE AG	91,478	11,505,026
Salzgitter AG	12,133	2,383,036
SAP AG	30,700	1,797,024
Siemens AG	36,150	4,970,245
ThyssenKrupp AG	47,731	3,039,636
Volkswagen AGΔ	28,934	6,539,433

		95,906,705

Greece — 0.2%
Coca Cola Hellenic Bottling Co. SA	2,805	161,991
Public Power Corporation	102,000	4,043,405

		4,205,396

Hong Kong — 4.4%
Bank of East Asia, Ltd.	224,600	1,259,680
China Mengniu Dairy Co., Ltd.	162,000	705,403
China Mobile, Ltd.Δ	462,000	7,565,441
China Resources Power Holdings Co.	116,000	360,362
CLP Holdings, Ltd.	1,150,000	7,958,733
CNOOC, Ltd.	9,730,000	16,346,315
Esprit Holdings, Ltd.	60,500	961,139
Hang Seng Bank, Ltd.	168,500	2,993,349
Hong Kong & China Gas Co.Δ	4,052,400	9,435,279
Hong Kong Electric Holdings, Ltd.	699,000	3,632,640
Hutchison Whampoa, Ltd.	862,000	9,220,052
Jardine Matheson Holdings, Ltd.	124,000	3,546,400
Kerry Properties, Ltd.Δ	97,000	744,920
Kingboard Chemical Holdings, Ltd.	225,000	1,432,688
Li & Fung, Ltd.	247,000	1,048,515
Orient Overseas International, Ltd.	125,500	1,193,839
Shui On Land, Ltd.Δ	1,300,720	1,582,846
Sun Hung Kai Properties, Ltd.	48,000	808,866
Swire Pacific, Ltd. Class A	108,500	1,315,452
Techtronic Industries Co.Δ	577,000	657,617
United Laboratories, Ltd. (The)*	370,000	274,626
Wharf Holdings, Ltd.	682,000	3,351,287

		76,395,449

Hungary — 0.3%
MOL Hungarian Oil and Gas PLCΔ	15,113	2,447,150
MOL Hungarian Oil and Gas PLC ADR	10,007	1,598,118
OTP Bank PLC	8,954	486,086

		4,531,354

India — 1.5%
Andhra Bank, Ltd.	728,084	1,916,708
Asian Paints, Ltd.	45,651	1,132,296
Bharat Heavy Electricals, Ltd.	26,912	1,375,705
Bharti Airtel, Ltd.*	114,124	2,691,892
Container Corporation of India, Ltd.	25,722	1,359,123
GAIL India, Ltd. GDRΔ	28,500	1,590,300
Gujarat Ambuja Cements, Ltd.	561,766	2,037,146
Hero Honda Motors, Ltd.	72,550	1,359,783
Hindustan Unilever, Ltd.	120,647	667,915
Housing Development Finance Corporation	19,828	$1,257,876
Indraprastha Gas, Ltd.	93,800	304,722
Infosys Technologies, Ltd. ADR	60,857	2,890,698
Phoenix Mills, Ltd.	12,724	633,973
Ranbaxy Laboratories, Ltd.	85,584	932,570
Sesa GOA, Ltd.	22,920	1,451,931
Steel Authority of India	459,207	2,387,220
Sterlite Industries (India), Ltd.	36,591	687,467
Sterlite Industries (India), Ltd. ADRΔ*	3,333	61,660
Sun Pharma Advanced Research Co., Ltd.*	52,600	99,200
Sun Pharmaceuticals Industries, Ltd.	52,600	1,273,567

		26,111,752

Indonesia — 0.9%
Bank Rakyat Indonesia	5,189,209	3,745,083
PT Bank Central Asia TBK	1,884,000	1,266,987
PT Bank Mandiri Persero TBK	2,206,000	850,317
PT Panin Life TBK	26,999,000	563,894
PT Ramayana Lestari Sentosa TBK	6,099,500	566,930
PT Telekomunikasi Indonesia TBK	7,192,818	8,651,831

		15,645,042

Ireland — 0.8%
Allied Irish Banks PLC	147,600	3,549,961
Bank of Ireland	154,000	2,865,719
CRH PLC	119,462	4,721,481
DEPFA Bank PLC	41,600	861,315
Independent News & Media PLC	274,849	1,022,909
Irish Life & Permanent PLC	35,300	782,722

		13,804,107

Israel — 0.5%
Check Point Software
Technologies, Ltd.*	100,000	2,518,000
Syneron Medical, Ltd.Δ*	13,200	312,048
Teva Pharmaceutical Industries, Ltd. ADR	140,100	6,230,247

		9,060,295

Italy — 1.8%
Enel SpA	221,053	2,502,760
ENI SpA	248,987	9,227,527
Intesa Sanpaolo SpA	1,330,139	10,270,648
Mediaset SpA	286,700	2,959,843
UniCredito Italiano SpA	630,704	5,396,090

		30,356,868

Japan — 19.8%
Advantest CorporationΔ	120,200	3,746,276
Aeon Co., Ltd.Δ	213,600	3,018,089
Alfresa Holdings CorporationΔ	19,700	1,257,137
Amada Co., Ltd.	224,000	2,503,948
Aozora Bank, Ltd.Δ	677,000	2,233,779
Astellas Pharma, Inc.Δ	228,600	10,965,795
Bank of Yokohama, Ltd.Δ	155,000	1,070,082
Canon, Inc.	360,016	19,651,768
Central Japan Railway Co.Δ	206	2,187,960
Chubu Electric Power Co., Inc.Δ	96,400	2,496,757

See Notes to Schedules of Investments.	76

International Equity Fund
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Citizen Holdings Co., Ltd.Δ	86,000	$865,503
Daikin Industries, Ltd.	131,000	6,306,795
Daito Trust Construction Co., Ltd.Δ	164,500	7,933,922
Daiwa House Industry Co., Ltd.	41,000	535,054
Denso CorporationΔ	107,200	4,041,057
East Japan Railway Co.Δ	62	489,026
Eisai Co., Ltd.Δ	143,000	6,760,023
Fanuc, Ltd.	101,700	10,367,884
FUJIFILM Holdings Corporation	24,000	1,109,476
Fujitsu, Ltd.Δ	503,000	3,555,792
Funai Electric Co., Ltd.Δ	16,900	735,646
Hirose Electric Co., Ltd.Δ	39,700	4,828,355
Honda Motor Co., Ltd.Δ	291,400	9,792,400
Hoya CorporationΔ	280,800	9,582,867
Idemitsu Kosan Co., Ltd.Δ	4,600	517,808
Inpex Holdings, Inc.Δ	199	2,044,313
Itochu CorporationΔ	201,000	2,441,083
Kansai Electric Power Co., Inc. (The)Δ	17,500	399,926
Kao CorporationΔ	223,000	6,659,035
KDDI Corporation	532	3,946,058
Keyence Corporation	32,800	7,281,591
Kuraray Co., Ltd.Δ	151,000	1,912,724
Makita CorporationΔ	50,100	2,198,268
Millea Holdings, Inc.Δ	305,100	12,271,466
Mitsubishi CorporationΔ	375,500	11,899,360
Mitsubishi Electric Corporaiton	142,000	1,780,177
Mitsubishi Estate Co., Ltd.Δ	238,100	6,819,736
Mitsubishi Gas Chemical Co., Inc.Δ	173,000	1,604,013
Mitsubishi Heavy Industries, Ltd.Δ	60,000	392,287
Mitsubishi UFJ Financial Group, Inc.+	641	5,820,280
Mitsui & Co., Ltd.Δ	28,000	680,103
Mitsui Mining & Smelting Co., Ltd.	339,000	1,460,889
Mitsui OSK Lines, Ltd.Δ	285,000	4,617,464
Mizuho Financial Group, Inc.	1,024	5,839,203
Murata Manufacturing Co., Ltd.	78,300	5,644,226
Nintendo Co., Ltd.Δ	4,900	2,550,995
Nippon Electric Glass Co., Ltd.Δ	53,000	853,611
Nippon Telegraph & Telephone Corporation	910	4,254,299
Nissan Motor Co., Ltd.Δ	137,500	1,377,813
Nitto Denko CorporationΔ	179,700	8,354,137
Nomura Holdings, Inc.Δ	30,000	503,025
NTT Data CorporationΔ	370	1,649,240
NTT DoCoMo, Inc.Δ	350	499,717
Odakyu Electric Railway Co., Ltd.Δ	93,000	599,948
Onward Holdings Co., Ltd.Δ	114,000	1,153,249
ORIX CorporationΔ	24,140	5,506,186
Ricoh Co., Ltd.Δ	139,000	2,940,582
Rohm Co., Ltd.	65,400	5,779,045
Secom Co., Ltd.	128,000	6,162,365
Sekisui House, Ltd.	111,000	1,397,345
Shimachu Co., Ltd.Δ	50,600	1,339,172
Shimamura Co., Ltd.Δ	36,000	3,369,173
Shin-Etsu Chemical Co., Ltd.Δ	128,100	8,854,864
SMC CorporationΔ	30,100	4,121,995
Softbank CorporationΔ	333,900	6,162,608
Sony CorporationΔ	32,200	1,561,433
Sumitomo Chemical Co., Ltd.	621,700	5,331,254
Sumitomo CorporationΔ	143,000	2,763,766
Sumitomo Metal Industries, Ltd.Δ	153,000	892,439
Sumitomo Mitsui Financial Group, Inc.Δ	620	4,830,888
Suzuki Motor CorporationΔ	89,700	2,655,117
Takeda Pharmaceutical Co., Ltd.Δ	247,200	17,388,900
Tokyo Electron, Ltd.Δ	103,500	6,559,700
Tokyo Gas Co., Ltd.Δ	205,000	954,817
Tokyu CorporationΔ	99,000	646,411
Toshiba CorporationΔ	365,000	3,409,611
Toyo Suisan Kaisha, Ltd.	62,000	1,165,890
Toyota Motor CorporationΔ	208,340	12,297,438
Trend Micro, Inc.Δ	34,000	1,471,118
Uni-Charm CorporationΔ	10,300	632,177
UNY Co., Ltd.	96,000	836,599
West Japan Railway Co.Δ	597	2,848,178
Yahoo! Japan CorporationΔ	5,496	2,081,365
Yakult Honsha Co., Ltd.Δ	89,200	2,030,714
Yamada Denki Co., Ltd.Δ	14,810	1,465,979
Yamato Holdings Co., Ltd.	67,500	1,012,515

		342,531,079

Kazakhstan — 0.0%
KazakhGold Group, Ltd. GDRΔ*	1,400	29,400

Luxembourg — 0.4%
ArcelorMittal	64,813	5,115,430
SES	37,700	882,930
Tenaris SA ADRΔ	19,500	1,026,090

		7,024,450

Malaysia — 0.3%
AirAsia BHD*	1,471,200	790,109
Bumiputra-Commerce Holdings
BHD	1,115,111	3,501,596
Gamuda BHD	71,400	184,393
Malayan Banking BHD	73,600	237,594
Transmile Group BHD*	160,200	210,622

		4,924,314

Mexico — 0.8%
America Movil SA de CV ADR Series L	76,893	4,921,152
Cemex SA de CVΔ	1,277,072	3,813,445
Corporacion Moctezuma SA de CV	177,000	525,624
Empresas ICA SAB de CV*	49,300	297,267
Empresas ICA SAB de CV ADR	5,000	120,000
Grupo Financiero Inbursa SA	271,498	650,360
Grupo Televisa SA ADRΔ	32,100	775,857
Urbi Desarrollos Urbanos SA*	130,400	468,550
Wal-Mart de Mexico SA de CV Series VΔ	401,348	1,471,470

		13,043,725

Netherlands — 4.2%
Aegon NVΔ	301,290	5,769,837
Akzo Nobel NV	45,700	3,766,573
ING Groep NV	433,240	19,231,361
Koninklijke Ahold NV	36,880	557,441
Reed Elsevier NV	468,654	8,901,412
Royal Dutch Shell PLC Class A	521,752	21,545,920

77	See Notes to Schedules of Investments.

	Shares	Value
Royal Dutch Shell PLC Class B	441	$18,154
Royal KPN NV	528,822	9,177,036
TNT NV	64,000	2,683,056
Unilever NV	42,400	1,308,959
Vimetco NV GDR	45,745	434,577

		73,394,326

New Zealand — 0.1%
Telecom Corporation of New Zealand, Ltd.Δ	749,503	2,538,841

Nigeria — 0.1%
Guaranty Trust Bank GDRΔ	80,400	951,132
United Bank for Africa PLC	2,780,255	1,154,739

		2,105,871

Norway — 0.6%
DnB NOR ASA	48,400	742,440
Norsk Hydro ASA	75,200	3,270,930
Norske Skogindustrier ASA	27,284	292,008
Telenor ASA	247,800	4,964,043
Yara International ASA	28,000	885,509

		10,154,930

Peru — 0.1%
Credicorp, Ltd.	25,100	1,699,270

Philippines — 0.1%
Ayala Land, Inc.	4,488,800	1,619,157
Globe Telecom, Inc.	2,792	91,104
International Container Terminal Services, Inc.	894,778	724,959

		2,435,220

Russia — 1.2%
CTC Media, Inc.Δ*	1,200	26,352
Evraz Group SA GDR	6,958	440,441
Golden Telecom, Inc.Δ*	8,600	692,214
Integra Group Holdings GDR*	18,125	281,844
Kalina ADR	7,200	255,960
LUKOIL ADRΔ	41,370	3,425,436
Magnit OAO	23,700	989,475
Mining and Metallurgical Co. Norilsk Nickel ADRΔ	2,601	703,571
Mobile Telesystems ADR	41,602	2,883,435
OAO Gazprom ADRΔ	93,226	4,087,960
Seventh Continent	22,600	577,430
Severstal GDR 144AΔ	28,215	593,926
Vimpel-Communications ADRΔ	47,600	1,287,104
VTB Bank OJSC GDR 144AΔ*	267,092	2,390,473
Wimm-Bill-Dann Foods OJSC ADRΔ	6,620	723,831
X 5 Retail Group NV GDR*	50,322	1,713,464

		21,072,916

Singapore — 1.0%
CapitaLand, Ltd.	408,000	2,238,438
DBS Group Holdings, Ltd.	410,000	5,961,629
Oversea-Chinese Banking Corporation	465,800	2,790,724
Singapore Exchange, Ltd.	319,000	2,770,179
Singapore Telecommunications, Ltd.	995,592	2,694,231
United Overseas Bank, Ltd.	30,000	446,314
Wing Tai Holdings, Ltd.	246,000	639,219

		17,540,734

South Africa — 1.2%
ABSA Group, Ltd.	35,135	637,492
Bidvest Group, Ltd.	142,405	2,800,434
FirstRand, Ltd.Δ	266,481	854,837
Impala Platinum Holdings, Ltd.	29,081	1,013,084
MTN Group, Ltd.	95,909	1,454,791
Murray & Roberts Holdings, Ltd.	49,352	643,719
Naspers, Ltd.	42,614	1,181,561
Pick’n Pay Stores, Ltd.	72,990	377,171
Sasol, Ltd.	150,353	6,459,943
Standard Bank Group, Ltd.	346,866	5,007,663

		20,430,695

South Korea — 2.1%
Amorepacific Corporation	1,545	1,153,010
Daelim Industrial Co., Ltd.	4,561	844,722
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	19,880	1,257,705
GS Engineering & Construction Corporation	4,320	750,525
Hanjin Heavy Industries & Construction Co., Ltd.*	3,539	315,154
Kookmin Bank	70,757	5,891,262
Korea Electric Power Corporation	91,710	4,298,906
LG.Philips LCD Co., Ltd.*	14,590	698,254
Lotte Shopping Co., Ltd.	3,594	1,531,534
LS Industrial Systems Co., Ltd.	7,185	512,654
POSCO	553	406,653
S1 Corporation	3,490	209,354
Samsung Electronics Co., Ltd.	11,858	7,450,120
Samsung Electronics Co., Ltd. (Non-Voting Shares) GDR 144AΔ	9,909	2,306,307
Samsung Electronics Co., Ltd. GDR 144AΔ	700	219,625
Samsung Fire & Marine Insurance Co., Ltd.	5,500	1,183,894
Samsung Securities Co., Ltd.	21,162	1,919,194
Shinhan Financial Group Co., Ltd.	39,616	2,588,545
SK Energy Co., Ltd.*	4,260	744,755
SK Telecom Co., Ltd.	6,900	1,583,261
Taeyoung Engineering & Construction	37,363	487,858

		36,353,292

Spain — 3.0%
Banco Bilbao Vizcaya Argentaria SAΔ	315,783	7,402,747
Banco Santander SA	958,363	18,626,371
Endesa SA	41,121	2,350,727
Grupo Ferrovial SA	6,900	583,945
Iberdrola SA	98,209	5,769,669
Inditex SAΔ	60,083	4,048,999
Repsol YPF SA	42,800	1,528,811
Telefonica SA	412,944	11,558,828

		51,870,097

Sri Lanka — 0.0%
Dialog Telekom, Ltd.	412,610	83,657

Sweden — 1.7%
Assa Abloy AB Class B	109,700	2,276,869
Atlas Copco AB Class A	28,800	498,316
Electrolux AB	87,863	1,861,129

See Notes to Schedules of Investments.	78

International Equity Fund
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Hennes & Mauritz AB Class B	70,825	$4,489,690
Nordea Bank AB	418,511	7,290,761
Telefonaktiebolaget LM Ericsson Class B	2,153,000	8,619,885
TeliaSonera AB	226,800	2,050,108
Volvo AB	164,757	2,869,908

		29,956,666

Switzerland — 4.7%
ABB, Ltd.	115,676	3,046,275
Actelion, Ltd.*	76,434	4,234,480
Adecco SA	8,839	522,710
Baloise Holding AG	22,477	2,274,246
Compagnie Financiere Richemont AG Class A	95,283	6,314,008
Credit Suisse Group	46,798	3,107,138
Georg Fischer AG	1,059	729,043
Holcim, Ltd.	22,847	2,523,619
Nestle SA	42,537	19,108,311
Nobel Biocare Holding AG	3,034	821,532
Novartis AG	340,576	18,794,939
Roche Holding AG	34,383	6,234,272
Swiss Reinsurance	55,415	4,935,826
Swisscom AG	3,312	1,259,513
UBS AG	11,500	617,042
Xstrata PLC	11,066	734,473
Zurich Financial Services AG	20,348	6,103,963

		81,361,390

Taiwan — 1.3%
Advanced Semiconductor Engineering, Inc.	254,840	279,555
Advantech Co., Ltd.	156,956	465,073
AU Optronics Corporation	215,955	372,553
Catcher Technology Co., Ltd.	82,200	598,207
Cathay Financial Holding Co., Ltd.	734,273	1,736,966
China Steel Corporation	80,000	116,684
Delta Electronics, Inc.	46,200	179,081
Delta Networks, Inc.*	291,000	123,529
High Tech Computer Corporation	121,160	1,776,469
HON HAI Precision Industry Co., Ltd.	228,000	1,718,646
InnoLux Display Corporation	92,952	398,752
Largan Precision Co., Ltd.	52,700	573,265
MediaTek, Inc.	118,050	2,126,962
Novatek Microelectronics Corp., Ltd.	301,919	1,313,697
Phoenixtec Power Co., Ltd.	346,605	335,613
PixArt Imaging, Inc.	68,200	557,971
Richtek Technology Corporation	35,650	423,845
Silitech Technology Corporation	105,160	525,236
Taiwan Fertilizer Co., Ltd.	490,000	1,183,147
Taiwan Semiconductor Manufacturing Co., Ltd.	2,609,117	5,084,720
Taiwan Semiconductor Manufacturing Co., Ltd. ADRΔ	192,747	1,950,600
Vanguard International Semiconductor Corporation	115,382	103,768

		21,944,339

Thailand — 0.2%
Airports of Thailand Public Co., Ltd.	579,200	1,047,714
Bank of Ayudhya PCL	1,106,900	888,829
Central Pattana PCL	555,200	449,505
CH. Karnchang PCL	415,800	110,395
Siam Commercial Bank Public Co., Ltd.	472,400	1,088,829

		3,585,272

Turkey — 0.4%
Coca-Cola Icecek Uretim AS	81,653	683,260
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS*	199,514	228,110
Migros Turk TAS	93,874	1,633,263
Sinpas Gayrimenkul Yatirim Ortakligi AS*	25,462	162,434
Turkcell Iletisim Hizmet AS	67,072	566,806
Türkiye Garanti Bankasi AS	—	2
Türkiye Is Bankasi	190,587	1,152,679
Yapi ve Kredi Bankasi*	591,482	1,891,566

		6,318,120

United Kingdom — 14.1%
Anglo American PLCΔ	63,746	4,233,201
Antofagasta PLC	143,583	2,239,996
ARM Holdings PLCΔ	110,000	346,591
AstraZeneca PLC	147,398	7,386,129
Aviva PLC	369,198	5,559,574
BAE Systems PLC	609,600	6,155,119
Barclays PLC	471,305	5,742,330
BG Group PLC	1,064,948	18,433,301
BHP Billiton PLC	193,608	6,919,762
BP PLC	1,247,586	14,485,741
British Land Co. PLC REIT	35,500	851,256
BT Group PLC	781,022	4,905,757
Cattles PLC	237,000	1,692,303
Centrica PLC	1,181,346	9,196,787
Compass Group PLC	381,004	2,354,186
Daily Mail and General Trust PLC	222,637	2,869,738
Emap PLC	130,000	2,337,957
GKN PLC	427,284	3,094,741
GlaxoSmithKline PLC	823,802	21,860,857
HBOS PLC	531,741	9,949,201
HSBC Holdings PLCΔ	246,556	4,522,947
Johnston Press PLC	306,500	2,036,498
Kingfisher PLC	940,000	3,438,743
Lloyds TSB Group PLC	701,262	7,783,670
Marks & Spencer Group PLC	226,593	2,853,507
Michael Page International PLC	190,741	1,609,802
National Grid PLC	97,400	1,562,354
Premier Foods PLC	118,500	540,664
Prudential PLC	287,000	4,412,810
Reckitt Benckiser PLC	97,203	5,711,740
Reed Elsevier PLC	85,300	1,078,554
Reuters Group PLC	89,700	1,180,070
Rexam PLC	241,400	2,723,875
Rio Tinto PLC	123,400	10,674,671
Royal Bank of Scotland Group PLC	1,414,836	15,197,416
Scottish & Southern Energy PLC	75,100	2,321,714
Standard Chartered PLC	64,300	2,104,919
Taylor Wimpey PLC	163,000	919,618
Tesco PLC	923,700	8,301,318

79	See Notes to Schedules of Investments.

	Shares	Value
Travis Perkins PLC	56,100	$1,772,207
Tullow Oil PLC	281,600	3,433,865
Unilever PLC	488,989	15,457,239
Vodafone Group PLC	1,677,561	6,057,974
Wm Morrison Supermarkets PLC	1,095,000	6,323,426
Yell Group PLC	133,400	1,170,894

		243,805,022

Total Foreign Common Stocks
(Cost $ 1,170,807,434)		1,652,669,671

FOREIGN PREFERRED STOCKS — 0.6%
Brazil — 0.4%
Centrais Eletricas Brasileiras SA Class B	86,363	1,216,055
Companhia de Tecidos do Norte de Minas - Coteminas	51,905	353,679
Companhia Energetica de Minas Gerais	19,380	411,283
Eletropaulo Metropolitana de Sao Paulo SA Class B	2,503,700	166,490
Investimentos Itau SA	562,558	3,882,356
NET Servicos de Comunicacao SA*	15,400	254,146
Usinas Siderurgicas de Minas Gerais SA	600	41,902

		6,325,911

Chile — 0.0%
Embotelladora Andina SA	66,700	197,640

Germany — 0.0%
Porsche AG	211	448,221

Russia — 0.1%
URSA Bank	860,100	1,664,294

South Korea — 0.1%
Samsung Electronics Co., Ltd.	4,643	2,161,187

Total Foreign Preferred Stocks
(Cost $ 7,237,173)		10,797,253

RIGHTS — 0.0%
Fortis, expires 10/9/07Δ	159,184	846,663
Raiffeisen International Bank, expires 10/03/07+	6,000	—
Wienerberger AG, expires 10/08/07+	6,600	—

Total Rights
(Cost $ 617,589)		846,663

MONEY MARKET FUNDS — 23.5%
GuideStone Money Market Fund (GS4 Class)¥	56,011,494	56,011,494
Northern Institutional Liquid Assets Portfolio§	349,364,571	349,364,571

Total Money Market Funds
(Cost $ 405,376,065)		405,376,065

TOTAL INVESTMENTS — 119.7%
(Cost $ 1,584,038,261)		2,069,689,652
Liabilities in Excess of Other
Assets — (19.7)%		(341,092,553)

NET ASSETS — 100.0%		$1,728,597,099

See Notes to Schedules of Investments.	80

SCHEDULE OF INVESTMENTS – ABBREVIATIONS AND FOOTNOTES

INVESTMENT ABBREVIATIONS:

ADR	— American Depository Receipt
CONV	— Convertible
GDR	— Global Depository Receipt
IO	— Interest Only (Principal amount shown is notional)
PIK	— Payment-in-Kind Bonds
PO	— Principal Only
REIT	— Real Estate Investment Trust
STEP	— Stepped Coupon Bonds (1)
STRIP	— Stripped Security
TBA	— To be announced
144A

—    Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. As of September 30, 2007, the total market values and percentages of net assets for 144A securities by fund were as follows:

Fund	Value of 144A Securities	Percentage of Net Assets
Money Market	$93,941,915	8.15%
Low-Duration Bond	38,998,775	4.95
Medium-Duration Bond	87,476,183	7.14
Extended-Duration Bond	28,256,937	4.94
Global Bond	14,911,746	12.02
Small Cap Equity	3,359,811	0.56
International Equity	6,388,816	0.37

INVESTMENT FOOTNOTES:

‡‡	— All or a portion of the security was held as collateral for open futures, options and/or swap contracts.
@	— Illiquid.
*	— Non-income producing security.
+	— Security is valued at fair value (2).
§	— Security purchased with the cash proceeds from securities loaned.
†	— Variable rate security (1).
Ω	— Interest rates shown reflect the effective yields as of June 30, 2007.
¥	— Affiliated fund.
Δ	— Security either partially or fully on loan.
(1)	Interest rates shown reflect the rates currently in effect. Maturity date for money market instruments is the date of the next interest rate reset.
(2)	Fair valued securities were held in the Value Equity, Growth Equity, Small Cap Equity, and International Equity Funds at an aggregate market value of $1,209, $0, $0 and $5,835,575, respectively, which amounted to 0.00% of the net assets of the Value Equity, Growth Equity, and Small Cap Equity Funds and 0.34% of the net assets of the International Equity Fund.

FOREIGN BOND FOOTNOTES:

(A)	— Par is denominated in Australian Dollars.
(B)	— Par is denominated in Brazilian Real.
(C)	— Par is denominated in Canadian Dollars.
(D)	— Par is denominated in Danish Kroner.
(E)	— Par is denominated in Euro.
(G)	— Par is denominated in Singapore Dollars.
(H)	— Par is denominated in Hungarian Forint.
(I)	— Par is denominated in Iceland Kronur.
(J)	— Par is denominated in Japanese Yen.
(K)	— Par is denominated in Swedish Kronor.
(L)	— Par is denominated in Turkish New Lira.
(M)	— Par is denominated in Mexican Pesos.
(P)	— Par is denominated in Argentinian Pesos.
(R)	— Par is denominated in Russian Rubles.
(S)	— Par is denominated in Israeli New Shekels.
(T)	— Par is denominated in Thailand Baht.
(U)	— Par is denominated in British Pounds.
(W)	— Par is denominated in South Korean Won.
(Y)	— Par is denominated in Egyptian Pounds.
(Z)	— Par is denominated in New Zealand Dollars.

SWAP AGREEMENT FOOTNOTES:

(a)	— Counterparty to contract is Goldman Sachs Capital Markets, LP.
(b)	— Counterparty to contract is UBS AG.
(c)	— Counterparty to contract is Morgan Stanley Capital Services.
(d)	— Counterparty to contract is Barclays Capital.
(e)	— Counterparty to contract is Lehman Brothers Special Financing, Inc.
(f)	— Counterparty to contract is Citibank NA London.
(g)	— Counterparty to contract is JPMorgan Chase Bank.
(h)	— Counterparty to contract is Merrill Lynch Capital Services, Inc.
(i)	— Counterparty to contract is HSBC Bank USA, N.A.
(j)	— Counterparty to contract is BNP Paribas.
(k)	— Counterparty to contract is Deutsche Bank AG.
(l)	— Counterparty to contract is Royal Bank of Scotland.
(n)	— Counterparty to contract is Bank of America NA.
(o)	— Counterparty to contract is CitiGroup.

81

NOTE 1: VALUATION OF SECURITIES

GuideStone Funds (each a “Fund” and together, the “Funds”) (except the Money Market Fund) each value securities traded on national securities exchanges or included in national market systems at the last quoted sale price, or official close price, on the principal exchange on which they were traded, or, in the absence of any sale or official close price, at the closing bid price. Securities which are primarily traded on foreign exchanges are generally valued at the closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time when the foreign security is valued is likely to have changed such value, then the fair value of those securities will be determined through procedures established by or under the direction of the Board of Trustees.

Non-exchange traded securities for which an over-the-counter quotation is readily available are valued at the last quoted bid price. Debt securities, excluding asset-backed and mortgage-backed securities, are valued at the mean of the last bid and asked prices available. Asset-backed and mortgage-backed securities are valued at the last bid price.

Options and warrants for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, at the closing bid price. Options and warrants not traded on a national securities exchange are valued at the last quoted bid price.

Short-term securities maturing in more than 60 days from the valuation date are valued at the mean of the last bid and asked prices; those maturing in 60 days or less are valued at amortized cost.

Futures contracts are valued at the closing settlement price on the exchange on which they are primarily traded. Forward foreign exchange contracts are valued based upon closing exchange rates from each respective foreign market. Swap agreements are valued daily based upon the terms specific to each agreement with its counterparty.

To the extent available, valuations of portfolio securities are provided by independent pricing services approved by the Board of Trustees. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which may use a matrix, formula or other objective method that takes into consideration market indices, matrices, yield curves and other specific adjustments. Certain fixed income securities are valued by the sub-adviser using various methodologies. Securities for which market quotations are not readily available are valued at fair value according to methods established in good faith by the Board of Trustees.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates its net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates its net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, a Valuation Committee meeting may be called. The Trust uses Interactive Data (“ID”) as a third party fair valuation vendor. ID provides a fair value for foreign equity securities held by the Trust based on certain factors and methodologies applied by ID in the event that there is movement in the U.S. market that exceeds a specific threshold established by the Valuation Committee in consultation with, and approved by, the Trustees. Such methodologies generally involve tracking valuation correlations between the U.S. market and each non-U.S. security. As part of the valuation procedures a “confidence interval” is used, when the threshold is exceeded, to determine the level of correlation between the value of a foreign equity security and movements in the U.S. market before a particular security will be fair valued. In the event that the threshold established by the Committee is exceeded on a specific day, the Trust will typically value non-U.S. equity securities in its portfolio that exceed the applicable confidence interval based upon the fair values provided by ID.

The Money Market Fund uses the amortized cost method, which approximates market value, to determine the value of its portfolio securities.

The Blended and Date Target Funds value their investments in the underlying Select Funds daily at the closing net asset value of each respective Select Fund.

NOTE 2: FUTURES CONTRACTS

Investments as of September 30, 2007, included cash and securities that were valued and pledged as collateral to cover initial margin deposits. The market value of this collateral and open futures contracts is as follows:

	Value of Collateral	Open Purchase (Sale) Contracts	Notional Value on Futures	Net Unrealized Gain (Loss) on Futures
MyDestination 2005 Fund
December 2007 S&P 500® E-Mini	$74,161	11	$845,955	$(907)

MyDestination 2015 Fund
December 2007 S&P 500® E-Mini	133,491	25	1,922,625	$37,806

MyDestination 2025 Fund
December 2007 S&P 500® E-Mini	74,161	20	1,538,100	$29,018

MyDestination 2035 Fund
December 2007 S&P 500® E-Mini	44,497	7	538,335	$5,794

MyDestination 2045 Fund
December 2007 S&P 500® E-Mini	39,553	5	384,525	$5,564

Flexible Income Fund
December 2007 S&P 500®	69,217	3	1,153,575	$38,698

Growth & Income Fund
December 2007 S&P 500®	593,291	20	7,690,500	$233,968

Capital Opportunities Fund
December 2007 S&P 500®	721,838	23	8,844,075	$281,028

Global Equity Fund
December 2007 S&P 500®	751,502	26	9,997,650	$237,339

Flexible Income Fund I
December 2007 S&P 500® E-Mini	19,776	3	230,715	$5,533

Growth & Income Fund I
December 2007 S&P 500® E-Mini	207,614	34	2,614,770	$84,193

Capital Opportunities Fund I
December 2007 S&P 500® E-Mini	177,988	33	2,537,865	$75,541

Global Equity Fund I
December 2007 S&P 500® E-Mini	138,435	28	2,153,340	$68,190

	Value of Collateral	Open Purchase (Sale) Contracts	Notional Value on Futures	Net Unrealized Gain (Loss) on Futures
Low-Duration Bond Fund
June 2008 90-Day Euro	$157,152	(461)	$111,392,302	$11,790
September 2008 90-Day Euro	688,572	1,700	406,682,500	2,115,550
December 2007 90-Day Euro	180,623	315	74,934,563	148,438
December 2008 90-Day Euro	7,425	(22)	5,262,675	(33,275)
December 2007 90-Day EURIBOR	52,295	109	37,067,600	(67,305)
December 2007 5-Year U.S. Treasury Note	723,230	(108)	89,692,188	(10,407)
March 2008 90-Day Sterling	70,539	64	15,439,889	15,550
June 2009 90-Day Sterling	12,966	38	9,190,758	66,086
December 2007 90-Day Sterling	140,524	128	30,758,655	17,186
December 2008 90-Day Sterling	3,071	9	2,176,759	16,112
December 2007 Euro-Bund	72,271	31	4,980,935	(33,012)
December 2007 Euro-BOBL	91,265	47	7,216,644	1,253
December 2007 2-Year U.S. Treasury Note	1,417,618	203	133,545,234	57,161
December 2007 10-Year U.S. Treasury Note	771,647	(648)	70,814,250	164,922
December 2007 U.S. Long Treasury Bond	36,758	(234)	26,054,438	(41,953)

				$2,428,096

Medium-Duration Bond Fund
June 2008 90-Day Euro	49,470	105	25,101,563	$107,788
December 2007 90-Day Euro	385,398	625	148,679,688	301,300
December 2008 90-Day Euro	184,064	327	78,222,488	88,825
December 2007 90-Day EURIBOR	155,233	242	82,296,874	(157,694)
December 2007 5-Year U.S. Treasury Note	298,211	(5)	23,011,719	9,677
December 2007 90-Day Sterling	237,671	302	72,571,203	128,028
December 2008 90-Day Sterling	41,515	91	22,009,448	30,873
March 2008 90-Day Sterling	120,267	179	43,183,440	80,407
June 2008 90-Day Sterling	94,802	(208)	50,259,433	—
December 2007 Euro-Bund	—	58	9,319,169	(39,285)
December 2007 Euro-BOBL	284,200	33	5,067,005	(3,294)
December 2007 2-Year U.S. Treasury Note	93,730	(52)	88,616,063	12,568
December 2007 10-Year U.S. Treasury Note	58,954	(314)	48,302,313	118,007
December 2007 U.S. Long Treasury Bond	53,136	(95)	45,762,281	(37,438)

				$639,762

Global Bond Fund
March 2008 90-Day Euro	77,667	46	10,980,200	$27,945
June 2008 90-Day Euro	125,132	74	17,690,625	155,030
December 2007 5-Year U.S. Treasury Note	3,785	(5)	535,156	834
December 2007 Euro-Bund	22,730	20	3,213,507	(13,546)
December 2007 10-Year U.S. Treasury Note	15,460	20	2,185,625	12,658

				$182,921

	Value of Collateral	Open Purchase (Sale) Contracts	Notional Value on Futures	Net Unrealized Gain (Loss) on Futures
Equity Index Fund
December 2007 S&P 500®	$1,171,538	33	$12,689,325	$313,918

Real Estate Securities Fund
December 2007 Russell 2000® IMM-Mini	543,851	65	5,285,800	$149,779

Value Equity Fund
December 2007 S&P 500®	3,856,394	128	49,219,200	$1,507,417
December 2007 S&P 500® E-Mini	276,819	29	2,230,245	27,923

				$1,535,340

Growth Equity Fund
December 2007 S&P 500®	4,592,233	230	88,440,750	$2,508,045

Small Cap Equity Fund
December 2007 Russell 2000® IMM-Mini	2,748,198	859	69,853,880	$2,090,138
December 2007 Euro-Bund	64,948	12	1,928,104	(1,782)
December 2007 5-Year U.S. Treasury Note	180,267	50	5,351,563	15,797
December 2007 10-Year U.S. Treasury Note	150,927	(41)	4,480,531	(8,603)
December 2007 U.S. Long Treasury Bond	123,770	33	3,674,344	7,319

				$2,102,869

International Equity Fund
December 2007 DJ Euro Stoxx 50®	1,357,300	340	21,385,447	$695,194
December 2007 FTSE 100 Index®	761,936	90	12,004,972	251,862
December 2007 SPI 200®	483,654	52	7,620,393	307,387
December 2007 TOPIX Index®	637,110	71	10,038,219	640,630

				$1,895,073

NOTE 3: FORWARD FOREIGN CURRENCY CONTRACTS

As of September 30, 2007, the following Funds have forward foreign currency exchange contracts that obligate them to deliver currencies at specified future dates. The terms of the open contracts are as follows:

Fund/Expiration Date	Currency to be Delivered	Amount of Currency to be Delivered	Currency to be Received	Amount of Currency to be Received	Net Unrealized Appreciation (Depreciation)
Low-Duration Bond Fund
10/04/07	Euro	58,369,000	U.S. Dollars	79,823,358	$(3,420,792)
10/04/07	U.S. Dollars	35,433,595	Euro	25,794,000	1,353,049
10/17/07	Euro	942,500	U.S. Dollars	1,302,217	(42,414)
10/17/07	New Zealand Dollars	1,113,479	U.S. Dollars	866,821	24,521
10/17/07	U.S. Dollars	886,867	New Zealand Dollars	1,113,479	(44,567)
10/25/07	U.S. Dollars	10,082,304	Japanese Yen	1,216,057,000	540,593
10/25/07	Japanese Yen	534,975,000	U.S. Dollars	4,639,531	(33,758)
10/25/07	Norwegian Kroner	1,840,000	Euro	310,000	(17,351)
10/25/07	Norwegian Kroner	12,229,688	Euro	1,530,000	(84,698)
10/25/07	Euro	1,840,000	Norwegian Kroner	14,551,686	72,945
11/01/07	British Pounds	2,289,000	U.S. Dollars	4,599,822	(79,941)
12/06/07	U.S. Dollars	1,431,665	Swiss Francs	1,719,000	52,311
01/10/08	U.S. Dollars	7,913,896	Chinese Yuan	58,297,720	(4,582)
03/05/08	U.S. Dollars	3,915,000	Chinese Yuan	28,747,845	22,466

					$(1,662,218)

Fund/Expiration Date	Currency to be Delivered	Amount of Currency to be Delivered	Currency to be Received	Amount of Currency to be Received	Net Unrealized Appreciation (Depreciation)
Medium-Duration Bond Fund
10/04/07	Euro	47,517,000	U.S. Dollars	64,552,081	$(3,215,266)
10/04/07	U.S. Dollars	44,006,393	Euro	31,760,000	1,288,785
10/19/07	Euro	833,359	U.S. Dollars	1,156,182	(32,806)
10/25/07	U.S. Dollars	3,428,171	Japanese Yen	413,482,000	183,812
10/25/07	Japanese Yen	422,101,000	U.S. Dollars	3,671,660	(15,614)
11/01/07	Canadian Dollars	227,000	U.S. Dollars	223,918	(4,390)
11/07/07	Euro	1,448,485	U.S. Dollars	2,007,543	(59,900)
11/07/07	Canadian Dollars	667,776	U.S. Dollars	640,043	(31,627)
01/10/08	U.S. Dollars	8,324,704	Chinese Yuan	51,643,795	(4,815)
01/10/08	Chinese Yuan	23,670,400	U.S. Dollars	3,200,000	(11,390)
01/11/08	U.S. Dollars	350,000	Russian Rubles	9,062,200	12,421
03/05/08	U.S. Dollars	1,750,000	Chinese Yuan	12,850,250	10,042
07/02/08	U.S. Dollars	3,000,000	Chinese Yuan	21,780,000	39,492
07/10/08	U.S. Dollars	3,952,042	Russian Rubles	100,041,700	34,364

					$(1,806,892)

Global Bond Fund
11/07/07	Australian Dollars	2,166,544	U.S. Dollars	1,909,883	$(9,247)
11/07/07	U.S. Dollars	3,102,581	Danish Kroner	16,546,900	65,576
11/07/07	U.S. Dollars	1,403,720	Euro	1,014,863	44,808
11/07/07	Euro	3,956,106	U.S. Dollars	5,520,478	(126,125)
11/07/07	British Pounds	1,900,000	U.S. Dollars	3,912,104	28,198
11/07/07	Israeli New Shekel	7,247,130	U.S. Dollars	1,737,046	(68,432)
11/07/07	U.S. Dollars	9,027,232	Japanese Yen	1,081,407,800	434,428
11/07/07	Japanese Yen	71,733,160	U.S. Dollars	602,673	(24,949)
11/07/07	Mexican Pesos	27,994,878	U.S. Dollars	2,583,387	30,892
11/07/07	U.S. Dollars	1,295,303	Mexican Pesos	14,320,868	10,434
11/07/07	Turkish Lira	4,769,219	U.S. Dollars	3,702,448	(194,923)
11/07/07	U.S. Dollars	1,077,990	South African Rand	7,763,685	42,311
11/07/07	South African Rand	6,775,620	U.S. Dollars	977,187	(536)
11/14/07	Brazilian Real	3,205,395	U.S. Dollars	1,670,347	(69,098)
11/14/07	U.S. Dollars	760,539	Korean Won	700,000,000	5,746

					$169,083

Small Cap Equity Fund
11/07/07	Euro	330,000	U.S. Dollars	465,138	$(5,875)

International Equity Fund
10/30/07	Swiss Francs	231,156	Australian Dollars	233,397	$7,762
10/30/07	Swiss Francs	1,129,577	Australian Dollars	1,151,455	47,611
10/31/07	British Pounds	9,419,500	U.S. Dollars	19,179,986	(78,248)
12/06/07	Japanese Yen	178,527,096	U.S. Dollars	1,569,000	1,512
12/06/07	U.S. Dollars	1,583,838	Japanese Yen	178,527,096	(16,350)
12/20/07	Japanese Yen	59,851,041	Australian Dollars	625,409	26,582
12/20/07	Japanese Yen	112,082,685	Australian Dollars	1,149,271	30,391
12/20/07	Japanese Yen	60,069,259	Euro	374,030	5,860
12/20/07	Japanese Yen	111,910,837	Euro	701,415	17,467

					$42,587

NOTE 4: FEDERAL INCOME TAX INFORMATION

At September 30, 2007, the aggregate cost of investment securities for federal income tax purposes (excluding foreign currency and derivative related items) and the net unrealized appreciation from investments for those securities having an excess of value over cost and net unrealized depreciation from investments for those securities having an excess of cost over value (based on cost for federal income tax purposes) was as follows:

Fund	Net Unrealized Appreciation (Depreciation)	Appreciated Securities	Depreciated Securities	Federal Tax Cost
MyDestination 2005	$1,241,129	$1,325,377	$(84,248)	$52,228,264
MyDestination 2015	3,796,959	4,202,299	(405,340)	143,692,074
MyDestination 2025	2,348,574	2,761,335	(412,761)	89,086,826
MyDestination 2035	1,016,077	1,119,543	(103,466)	29,177,691
MyDestination 2045	444,517	484,882	(40,365)	9,901,349
Flexible Income	47,724,935	49,144,582	(1,419,647)	272,631,456
Growth & Income	249,692,410	253,280,356	(3,587,946)	1,123,598,570
Capital Opportunities	263,579,945	263,580,097	(152)	866,452,945
Global Equity	303,024,862	303,074,418	(49,556)	752,864,123
Flexible Income I	(512,392)	2,206,697	(2,719,089)	68,284,410
Growth & Income I	12,671,642	24,783,389	(12,111,747)	339,394,806
Capital Opportunities I	23,472,210	27,911,989	(4,439,779)	229,576,297
Global Equity I	24,777,272	24,777,295	(23)	179,170,542
Money Market	—	—	—	1,156,367,878
Low-Duration Bond	1,278,446	6,494,012	(5,215,566)	828,256,527
Medium-Duration Bond	(1,424,344)	12,336,826	(13,761,170)	1,574,031,192
Extended-Duration Bond	19,680,540	23,486,024	(3,805,484)	712,065,678
Global Bond	1,619,804	1,666,214	(46,410)	157,406,427
Equity Index	161,887,717	192,989,219	(31,101,502)	415,135,283
Real Estate Securities	(7,019,725)	1,136,069	(8,155,794)	153,740,935
Value Equity	285,175,433	332,273,038	(47,097,605)	1,566,176,089
Growth Equity	403,202,940	424,466,649	(21,263,709)	1,517,786,608
Small Cap Equity	54,482,353	89,114,135	(34,631,782)	831,671,834
International Equity	468,653,553	488,367,096	(19,713,543)	1,601,036,099

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) GuideStone Funds

By (Signature and Title)* /s/ John R. Jones
John R. Jones, President (principal executive officer)

Date 11/14/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John R. Jones
John R. Jones, President (principal executive officer)

Date 11/14/07

By (Signature and Title)* /s/ Jeffrey P. Billinger
Jeffrey P. Billinger, Vice President and Treasurer (principal financial officer)

Date 11/14/07

* Print the name and title of each signing officer under his or her signature.